ALFRED V. GRECO, P.C.
                       A Professional Corporation
                      666 Fifth Avenue (14th Floor)
                           New York, NY 10103





June  21, 1996



Securities and Exchange Commission
450 5th Street N.W.
Washington, DC  20549

Attn:     Section of Filings and Reports


          Re:  An-Con Genetics, Inc.
               Amendment No. 1 to Form S-4 filed on Form SB-2
               SEC File No. 33-80763

Gentlemen:

I enclose herewith one manually signed and ten conformed copies of Amendment No. 1 to Form S-4 filed on Form SB-2 of An-Con Genetics, Inc. inclusive of exhibits. There are also enclosed as supplemental information, proposed cover letter to Aaron shareholders (Exhibit I annexed), Acceptance or Rejection of Rescission Offer (Exhibit II annexed) and Acknowledgment of Indebtedness (Exhibit III annexed) forms referred to in Amendment No. 1.

In as much as this Amendment No. 1 is on a different form than previously, we have not addressed comments which are deemed no longer applicable.

Reference is made to the staff's comment letter dated January
26, 1996 which contains numbered comments. There follows a recitation of our numbered responses which correspond to the staff's numbered comments.

Comment             Response

   1                We have already responded.

   2                Although we originally believed the
                    transaction was to be private we later
                    learned of the number of shareholders
                    of Aaron.  Hence, the offer of
                    Rescission.

   3                We have complied.

   4                We have complied.

   5                We have complied.  See "Material
                    Contacts Between Aaron and An-Con
                    During Acquisition page 24.

   6                We have complied.  See Management (page
                    43), Certain Transaction (page 50),
                    Material Contacts Between An-Con and
                    Aaron During Acquisition (page 24).

   7                No longer applicable.

   8                No longer applicable.

   9                We have complied.  See "Material
                    Contacts etc" page 24.

   10                    Yes.  The former Aaron shareholders are
                         to be the Rescission Offerees.


Securities and Exchange Commission           Page 2 of 4

   11 No formal opinion has been received as of the date of filing.

   12               No longer applicable.

   13 We have complied. The Aaron products are presently the principal products of the Company, on a consolidated basis. References have been included that "the Company, through its subsidiary etc..."

   14               We have complied.

   15               We have complied.

   16               We have complied.

   17               We have complied.

   18               We have complied.

   19               We have complied.

   20 We have complied. The $1,000,000 commitment was deleted.

   21               We have complied.

   22               We have complied.

   23               We have complied.

   24               The 10 employees have already been hired.
                    See Sale of Common Stock page 51.

   25               We have complied.

   26               We have complied.

   27 The amount of organization cost was not material. The organization cost was written off in the first quarter of 1995, (Pages F-1:
                    10QSB/A2 for first, second, and third
                    quarters of 1995 and Page F-3: 10KSB 1995.

   28               The carrying value of Intelliscan is zero.

   29 The balance sheet caption for intangible assets was changed to Patent rights (Pages F-1: 10QSB/A2 for first, second, and third quarter of 1995 and Page F-3: 10KSB 1995).

   30               This caption no longer applies in the 10KSB
                    1995.

   31               Due to consolidation this caption was
                    eliminated in the 10KSB 1995.

   32 A total column was added (Page F6-F9: 10KSB for 1995.)

   33 The Company has consistently followed the policy of valuing the restricted stocks issued for non-cash consideration at 1/2 of the market price of the common shares at the time of issuance of such stock. (See Exhibit IV annexed).

   34               Significant accounting policies were revised.
                    Accordingly, see 10KSB 1995- at Note I.

   35 The Company disclosed the accounting policy for stock based compensation (Page F-22, Note
                    I, 10KSB for 1995) SFAS 121, accounting for impaired assets, does not apply to the Company.


     Securities and Exchange Commission      Page 3 of 4

   36               Rental expenses are disclosed in the NOTE 4
                    (Page F-24:  10KSB for 1995).



   37 Note I was revised to indicate that only purchased R&D with alternative uses are capitalized (Page F-20; 10KSB for 1995.)

   38 There was no standing to the knowledge of the Company with respect to the FDA at the time of the acquisition of the patent in 1994.
                    The Form 5-10K (pre-marking approval) filing with the FDA was made by the Company on January 25, 1995. A finding of substantial equivalence by the FDA was on April 13, 1995.

   39               FASB 109 disclosures are provided (Page F-31
                    10KSB for 1995.)

   41 and 42   Since the acquisition of Aaron is treated in
               the current financials as a purchase rather than a pooling of interests, the pro forma information submitted in conjunction with
               10KSB/A no longer applies.

   43 The computation of the average number of shares has been revised in all 10QSBs for 1995. The amount of $1,331,800, fair value of the shares of Aaron acquired by An-Con is recorded as a current liability of the Company to the former shareholders of Aaron. The liability is assumed to bear a legal interest of up to 12% which is accrued on a monthly basis. Due to high rate of interest on the liability to the former Aaron shareholders, in comparison to the consolidated net income of $700 in the first quarter of 1995, the conversion of Aaron shares are assumed to be anti-dillutive. For the quarter ended March 31, 1995, the average number of shares were increased by 153,333 shares, the number of shares which may be issued if the shareholders of Xenetics Biomedical Inc., and Automated Diagnostics, Inc., inactive subsidiaries of the Company, are awarded additional shares.

               The average number of shares for the interim periods in 1995 are only those of An-Con, and do not include the shares to be issued to the former shareholders of Aaron.

   44 The acquisition of Aaron is explained in the Supplemental Schedule of Non-cash investing and Financing Activities (Pages F-5: 10QSB/A2 for first, second, and third quarter of 1995 and Page F-15 10KSB 1995).

   45 The statements were amended in accordance with SFAS 109. Provision for income taxes and realization of benefits of tax loss carryforwards were included (Page F-3:
                    10QSB/A2 for first, second and third quarters of 1995.)

   46-47 The description of the significant accounting policies regarding accounting for income taxes was changed. It was stated that the Company has adopted SFAS 109, and has been using it since 1992. (Page F- : 10KSB for 1995; and Page F-8, F-9 and F-9 first, second and third quarters of 1995, respectively.

   48 There has been no change in the status of ISO.


     Securities and Exchange Commission      Page 4 of 4

   49               This condition was deleted in the final
                    acquisition agreement.

   51               We have complied.

   52               We have complied.

   53               We have complied.

   54               We have complied.

   55               Since several footnotes apply to most
                    financial statement captions cross references have been omitted.

   56               We have complied.

   57               .57031 is the agreed upon exchange ratio
               An-Con Shares for each share of Aaron.  The
               .5953 ratio was in error.

   58               No longer applicable.

   59               No longer applicable.



If I can be of further assistance please do not hesitate to contact the undersigned.



Very truly yours,



Alfred V. Greco


c:  ANCN-9SECltr.





































               AN-CON GENETICS, INC.
                7100 30th Avenue North
               St. Petersburg, FL  33710

            PROPOSAL TO AARON SHAREHOLDERS
         TO ACCEPT OR REJECT RESCISSION OFFER
ACCEPTANCE MEANS YOU MUST RE-SELL YOUR AN-CON SHARES BACK TO
THE COMPANY.

REJECTION MEANS YOU KEEP YOUR AN-CON SHARES.

To Former Shareholders of Aaron Medical Industries, Inc.

     As you recall, in January, 1995, you submitted your shares of Aaron Medical Industries, Inc. ("Aaron") in exchange for shares of An-Con Genetics, Inc. ("An-Con" or the "Company"). Your shares of An-Con were placed in escrow subject to An-Con filing and making effective a registration statement with the Securities and Exchange Commission pertaining to your An-Con shares pursuant to the requirements of the Securities Act of 1933, as amended, (the "Act") and the rules and regulations promulgated thereunder. The enclosed prospectus represents the Company's registration of the shares to satisfy that requirement. However, due to An-Con's premature offer of its shares to Aaron shareholders, a technical violation of the Act may have occurred. In this connection, the Company has included in this prospectus a voluntary offer by An-Con to give each former Aaron shareholder an option to either accept the offer and sell his(her) An-Con shares back to the Company at a price of $.392 per share, or reject such offer and keep the An-Con shares acquired pursuant to the Acquisition. Accordingly, the Company is voluntarily undertaking this Rescission Offer to all former Aaron shareholders to pay the sum of $.392 per share for each share of An-Con received, plus interest from January 11, 1995, the date of closing of the acquisition of Aaron Medical Industries, Inc. If a shareholder accepts the Rescission Offer, such shareholder must sell his shares back to the Company for $.392 per share plus interest by following the procedures outlined below. If a shareholder rejects the "Rescission Offer" such shareholder retains his (her) An-Con shares and needs to do nothing further.

     The federal securities laws and most state laws provide for rights of redress (in the form of rescission, or damages if the security has been sold) for purchasers of securities sold in violation of the applicable registration provisions of such laws. In certain instances a rejection of, or failure to accept or reject the Rescission Offer as set forth below may not terminate your rights of rescission, or damages (if you no longer own the security) under applicable federal or state laws (see "Rescission Offer" in prospectus.)

     IF A SHAREHOLDER FAILS TO RESPOND TO THE RESCISSION
OFFER, FOR PURPOSES HEREOF THE COMPANY SHALL CONSTRUE SUCH
FAILURE TO RESPOND AS THE SHAREHOLDER'S CHOICE TO REJECT THE
RESCISSION OFFER AND TO KEEP HIS AN-CON SHARES.

Procedure for Accepting or Rejecting this Rescission Offer:

     After you have reviewed the enclosure, kindly review the annexed form which relates to your shares. Kindly (a) fill in your name as it appears on your stock certificate, (b) indicate your choice as to "rejection" or "acceptance" of the Company's Rescission Offer and (c) execute and return the executed form to the Company within the 30-day period specified together with your stock certificate duly endorsed designating it "For Rescission" on the back.








COVER LETTER EXHIBIT I
PAGE 1



     If you reject the Company's offer, you keep your An-Con shares and need to do nothing further. If the Company has sufficient funds on hand at the termination of the offering by the Company, stockholders who have accepted Rescission will be contacted and promptly paid inclusive of interest. No cash will be paid until the rescinded certificates have been received by the Company. However, if sufficient funds are not readily available, the procedure to effectuate Rescission of shares of those accepting the Rescission Offer will not begin prior to the termination of the offering of 500,000 shares of Common Stock by the Company (which, if necessary, shall commence as soon as practicable following the Rescission Offer).

     Notwithstanding the foregoing, if the Company does not have or otherwise obtain sufficient funds to repurchase the rescinded shares within 180 days of the date of the prospectus, rescinded certificates will be returned to each rescinding shareholder by the Company and each shall be instructed to hold such certificates until the Company has the necessary cash for the repurchase of such shares to be tendered. Those stockholders may have to wait an undetermined period of time before receiving payment. See "Rescission Offer" in the Prospectus for information concerning options available to shareholders who elect to rescind but do not receive payment within 180 days. In addition, offerees who accept rescission will receive accumulated interest from the date of purchase to the date of actual payment by the Company for the rescinded shares. The mandated annual interest rate varies between 6% and 12% depending upon the respective state of residence of each rescinding shareholder. We have indicated below the rate of interest the Company will pay. If you choose to rescind, the precise amount of interest at the rate required will be added to the amount paid to you, computed from January 11, 1995.

     Since you are a             resident, interest is
mandated at the rate of      % per annum.



               By order of the Board





               J. Robert Saron, CEO





























COVER LETTER EXHIBIT I
PAGE 2

RESCISSION OFFER

TO BE FILLED IN BY FORMER AARON SHAREHOLDERS

     1.   I (we), as stockholders of the Company, have been
provided with a Prospectus         dated                 ,
1996.

     2.   I (we) understand that if I (we) accept rescission
I am (we are) entitled to receive payment of $.392 per share for the shares plus interest from the date of purchase. I (we) also understand that the Company may not possess the necessary funds to repurchase the shares tendered for rescission with either funds on hand and/or with the proceeds of the Company's offering. I (we) further understand that I (we) may have to wait for the Company to obtain additional funds from other sources (of which there can be no assurance), and I (we) ultimately may pursue my (our) rights to seek actions against the Company for the amount due with applicable interest thereon.

     3. I (we) further: understand that the Rescission Offer will remain open for 30 days, and is being made because of a possible violation of the Securities Act of 1933 and/or the state securities laws with respect to the shares issued to me (us) in connection with the Company's acquisition of Aaron.

     I (we),
           (Joint Ownership Please Print Both Names)


                         (Address)

(Please indicate your selection of one of the following options)

          [  ]  DO NOT ACCEPT THE RESCISSION OFFER AND WILL
KEEP THE AN-CON GENETICS, INC. SHARES.

          [  ] ACCEPT THE OFFER TO RESCIND THE PURCHASE OF
ALL OF THE     AN-CON GENETICS, INC. SHARES ISSUED TO ME (US) IN
THE EXCHANGE PURSUANT TO THE ACQUISITION AGREEMENT WITH AARON MEDICAL INDUSTRIES, INC. AND HEREBY RETURN THE AN-CON SHARES DULY COUNTERSIGNED AND MARKED "FOR RESCISSION" IN EXCHANGE FOR THE PAYMENT OF $.392 PER SHARE TOGETHER WITH APPLICABLE
INTEREST THEREON.





Signature(s)                       Date























COVER LETTER EXHIBIT II




An-Con Genetics, Inc.
Acknowledgment of Indebtedness

     Whereas An-Con Genetic,s Inc. (the "Company") has offered
to repurchase certain shares of its common Stock from investors
pursuant to Rescission Offer by prospectus dated             ,
1996; and

     Whereas        has accepted the Rescission Offer of the
Company but has not yet been paid by the Company due to lack of availability of sufficient funds;

     NOW THEREFORE

     An-Con Genetics, Inc. does hereby acknowledge
indebtedness to       of $           plus interest at the rate
of      % per annum from     , 199   .

     In the event you, as a rescinding shareholder, are not
paid in full by the Company within 180 days of                ,
1996, the Company will return your shares and you may choose to cancel your Acceptance of Rescission and keep the shares (a) utilize any exemption under the federal securities law, if available, to sell the shares you are holding as a form of security (or balance of shares remaining) and if the proceeds thereof are less than the amount payable pursuant to the Rescission Offer, you shall remain a creditor of the Company and will receive a replacement Acknowledgment of Indebtedness for the balance remaining; and/or (b) you may choose to commence suit for the amount of indebtedness in order to hasten payment and to preserve rights before the expiration of any relevant statute of limitations. Upon sale of any shares pursuant to (a) above, you will be required to deliver this Acknowledgment of Indebtedness pending such sale, and, if the proceeds of sale are less than full payment of the amount due under the Rescission Offer, a new Acknowledgment of Indebtedness will be issued for the balance and delivered to you. In addition, as a condition to payment in full by the Company, the Acknowledgment of Indebtedness must be relinquished to the Company prior to such payment in full.

     This acknowledgement is not transferable or negotiable but constitutes a valid and binding obligation of the company enforceable in a court of law.

     By order of the Board of Directors.



                    An-Con Genetics, Inc.



                    by
                         J. Robert Saron, CEO



















COVER LETTER EXHIBIT III




Shares issued            Date      Market Value        Book
Value

In exchange for shares
  of Best Resources      3/12/93        .125           .0625

For Settlement of Lawsuit     9/17/93        .20            .10

To purchase technology        6/30/94        1.30           .65

As bonus to officers          5/19/94         .60           .30

For consulting
  and legal service      5/19/94        .60            .30

For legal services       8/30/94       1.80            .90





























































COVER LETTER EXHIBIT IV


          SECURITIES AND EXCHANGE COMMISSION
                 Washington, DC 20549

              AMENDMENT NO. 1 TO FORM S-4
                          on
                       FORM SB-2

                Registration Statement
                       Under the
                Securities Act of 1933

                        AN-CON GENETICS, INC.
    (Name of Small Business Issuer in Its Charter)

   Delaware              3841          112644611
(State or other          (Primary      (I.R.S.Employer
Jurisdiction of          Standard      Identification No.)
Incorporation or         Industrial
organization)       classification
                    code Number)

7100 30th Avenue North, St. Petersburg, FL 33710  1-800-537-2790
(Address and Telephone Number of Principal Executive Offices)

    7100 30th Avenue North, St. Petersburg, FL 33710
(Address of Principal Place of Business or Intended Principal
                    Place of Business)

Andrew Makrides 1 Huntington Quadrangle (1N11) Melville, NY
                    11747 516-694-8470
(Name, Address and Telephone Number of Agent for Service)

Approximate Date of Proposed Sale to the Public  As Soon As
                    Practicable

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities
Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.

     If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.

     If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box.

            CALCULATION OF REGISTRATION FEE




Title of Each
Class of
Securities to
be
Registered



Amount to
be
Registered

Proposed
Maximum
Offering
Price
Per
Unit(1)
Proposed
Maximum
Aggregate
Offering
Price


Amount of
Registrati
on
Fee(2)


Common Stock


Common Stock
3,399,096


500,000
$.392(3)


$1.50
$1,331,800


$750,000
$459.25


$258.62

Total             3,899,096       --     2,081,800   $717.87


(1)Estimated to calculate fee.
(2)The original fee for this filing was calculated to be $1,785.15 which has already been paid with the original filing on Form S-4.
(3)This represents the price to be paid for the shares by An-
Con Genetics, Inc pursuant to "Recission Offer."






     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   Table of Contents

                                                   Page

Prospectus Cover Page. . . . . . . . . . . . . . . . .1
Available Information. . . . . . . . . . . . . . . . .3
Prospectus Summary . . . . . . . . . . . . . . . . . .4
Management's Discussion and Analysis . . . . . . . . .5
Risk Factors . . . . . . . . . . . . . . . . . . . . 10
Business . . . . . . . . . . . . . . . . . . . . . . 16
   The Company . . . . . . . . . . . . . . . . . . . 16
   Battery Operated Cauteries. . . . . . . . . . . . 16
   Battery Operated Medical and Industrial Lights. . 16
   Electro-Surgical Products . . . . . . . . . . . . 17
   Multi-Function Cautery. . . . . . . . . . . . . . 17
   Resistick . . . . . . . . . . . . . . . . . . . . 17
   Aaron 800 . . . . . . . . . . . . . . . . . . . . 18
   Nerve Locator Stimulators . . . . . . . . . . . . 18
   OmniFix II. . . . . . . . . . . . . . . . . . . . 18
   Other Products. . . . . . . . . . . . . . . . . . 19
   Manufacturing, Marketing and Distribution . . . . 19
   Competition . . . . . . . . . . . . . . . . . . . 19
   Regulation. . . . . . . . . . . . . . . . . . . . 20
   Patents and Trademarks. . . . . . . . . . . . . . 21
   Research and Development. . . . . . . . . . . . . 21
   Employees . . . . . . . . . . . . . . . . . . . . 21
   Significant Subsidiary - Aaron Medical Industries, Inc.21
Property . . . . . . . . . . . . . . . . . . . . . . 22
Material Contacts Between An-Con and Aaron During
 Acquisition . . . . . . . . . . . . . . . . . . . . 23
The Rescission Offer . . . . . . . . . . . . . . . . 26
   Valuation of Aaron For Rescission Purposes. . . . 27
   State Blue Sky Laws . . . . . . . . . . . . . . . 29
       California. . . . . . . . . . . . . . . . . . 29
       Connecticut . . . . . . . . . . . . . . . . . 31
       Florida . . . . . . . . . . . . . . . . . . . 31
       Hawaii. . . . . . . . . . . . . . . . . . . . 32
       Illinois. . . . . . . . . . . . . . . . . . . 32
       Indiana . . . . . . . . . . . . . . . . . . . 33
       Massachusetts . . . . . . . . . . . . . . . . 34
       Nevada. . . . . . . . . . . . . . . . . . . . 34
       New Jersey. . . . . . . . . . . . . . . . . . 35
       New York. . . . . . . . . . . . . . . . . . . 36
       North Carolina. . . . . . . . . . . . . . . . 36
       Pennsylvania. . . . . . . . . . . . . . . . . 36
       South Carolina. . . . . . . . . . . . . . . . 37
   Method of Rescission. . . . . . . . . . . . . . . 38
   Rescission Tender Procedure . . . . . . . . . . . 39
   Federal Income Tax Consequences . . . . . . . . . 41
Management . . . . . . . . . . . . . . . . . . . . . 42
Remuneration . . . . . . . . . . . . . . . . . . . . 44
Security Ownership of Certain Beneficial
 Owners and Management . . . . . . . . . . . . . . . 47
Certain Transactions . . . . . . . . . . . . . . . . 49
Legal Proceedings. . . . . . . . . . . . . . . . . . 52
Description of An-Con Securities . . . . . . . . . . 53
Transfer Agent . . . . . . . . . . . . . . . . . . . 55
Legal Matters. . . . . . . . . . . . . . . . . . . . 56
Experts. . . . . . . . . . . . . . . . . . . . . . . 56
Information as to Unaudited Interim
  Financial Statements . . . . . . . . . . . . . . . 56
Other Matters. . . . . . . . . . . . . . . . . . . . 56


(i)


                   Table of Contents


                 AN-CON GENETICS, INC.
           CONSOLIDATED FINANCIAL STATEMENTS


                                                   Page


Independent Auditors' Report . . . . . . . . . . . .F-2

Consolidated Balance Sheet at December 31, 1995. . .F-3

Consolidated Statements of Operations for the years
   ended December 31, 1995 and 1994. . . . . . . . .F-5

Consolidated Statement of Shareholders' Equity for the
   years ended December 31, 1995 and 1994. . . . . .F-6

Consolidated Statements of Cash Flows for the years
   ended December 31, 1995 and 1994. . . . . . . . F-13

Notes to Financial Statements. . . . . . . . . . . F-18



                UNAUDITED CONSOLIDATED
                 FINANCIAL STATEMENTS


                                                   Page


Consolidated Balance Sheet March 31, 1996. . . . . F-39

Consolidated Statement of Operations for the Three Months Ended March 31, 1996 and 1995 . . . F-41

Consolidated Statement of Cash Flows for the
   Three Months Ended March 31, 1996 and 1995. . . F-42

Notes to Financial Statements. . . . . . . . . . . F-45

















(ii)

                                 Preliminary Prospectus dated
               June 21, 1996 Subject to
                      Completion

                 An-Con Genetics, Inc.
           3,399,096 Shares of Common Stock


     This prospectus relates to (a) a registration of 3,399,096 shares of An-Con Genetics, Inc. ("An-Con" or the "Company") issued in escrow in January 1995 to shareholders of Aaron Medical Industries, Inc. ("Aaron") in exchange for their Aaron shares, (the "Acquisition"), (b) an offer of rescission ("Rescission Offer") by An-Con to such shareholders to repurchase such An-Con shares from former Aaron shareholders due to the possible violation of the Securities Act of 1933 in connection with such Acquisition by An-Con, and (c) an offer of up to 500,000 shares of Common Stock by the Company on a best-efforts basis solely in the event additional funds are necessary to effectuate the Rescission Offer. Each former Aaron shareholder ("Aaron Shareholder") has the right to either, reject An-Con's Rescission Offer and keep his (her) shares of An-Con issued pursuant to the Acquisition, or accept the Rescission Offer whereby such shareholder must sell his
(her) An-Con shares back to An-Con. The Company has valued the Aaron shares at a value of $.22 per share or a total of $1,331,800 as of January 11, 1995 (the date of closing of the "Acquisition"). The An-Con shares (which were exchanged for Aaron shares) have been valued by the Company at $.392 per share as of that date and the Company is offering the sum of $.392 per share for each share of An-Con deliverable to Aaron Shareholders (presently held in escrow for their benefit pursuant to the exchange). The foregoing amount aggregates approximately $1,331,800 (the value of Aaron on January 11,
1995) plus interest. Interest will be paid only to those who sell their An-Con shares by accepting the Rescission Offer.
The amount of interest payable to each offeree who accepts the Company's offer is mandated by statute of the state of residence of each Rescission Offeree and estimated accrued interest totaled approximately $60,000 as of March 31, 1996 (computed at varying rates mandated by the respective states of residence of the Rescission Offerees). The estimated accrued interest payable on Rescission increases approximately $4,000 per month. See "The Rescission Offer" and "The Rescission Offer - Valuation of Aaron For Rescission Purposes".

THIS PROSPECTUS DEALS WITH A RESCISSION OFFER TO FORMER AARON SHAREHOLDERS (HEREINAFTER SOMETIMES REFERRED TO AS "RESCISSION OFFEREES"). RESCISSION OFFEREES WHO REJECT THE OFFER AND CHOOSE TO KEEP THEIR SHARES OF THE COMPANY MAY STILL HAVE RIGHTS AVAILABLE TO THEM UNDER FEDERAL LAW AND MAY CONTINUE TO HAVE RIGHTS UNDER STATE LAW. SEE "RESCISSION OFFER".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE COMPANY IS OFFERING TO REPURCHASE AN AGGREGATE OF UP TO 3,399,096 SHARES OF COMMON STOCK OF THE COMPANY FROM THE FORMER SHAREHOLDERS OF AARON AT A PURCHASE PRICE OF $.392 PER SHARE AGGREGATING $1,331,800, PLUS THE PAYMENT OF ESTIMATED INTEREST AGGREGATING APPROXIMATELY $60,000 AS OF MARCH 31, 1996. DEPENDING UPON THE NUMBER OF RESCISSION OFFEREES WHO ACCEPT THE COMPANY'S RESCISSION OFFER, THE COMPANY MAY NOT POSSESS THE NECESSARY FUNDS TO REPURCHASE THE SHARES FOR CASH AND SHAREHOLDERS ACCEPTING THE COMPANY'S OFFER MAY HAVE TO WAIT AN UNDETERMINED AMOUNT OF TIME BEFORE RECEIVING PAYMENT. IF THE RESCISSION OFFER IS REJECTED BY AN AARON SHAREHOLDER, SUCH SHAREHOLDER SHALL KEEP THE AN-CON SHARES WHICH ARE THE SUBJECT OF AND DELIVERED PURSUANT TO THIS PROSPECTUS. IF THE RESCISSION OFFER IS ACCEPTED BY AARON SHAREHOLDER, THE COMPANY WILL BE OBLIGATED TO REPURCHASE SUCH SHAREHOLDER'S AN-CON SHARES AT $.392 PER SHARE. HOWEVER, IN THE EVENT THERE ARE INSUFFICIENT FUNDS, THE COMPANY MAY BE UNABLE TO MAKE THE REQUIRED PAYMENT WITHOUT SEEKING TO OBTAIN ADDITIONAL FUNDS FROM THE SALE OF OTHER AN-CON SHARES TO BE OFFERED TO THE PUBLIC ON A BEST-EFFORTS BASIS (WHICH, IF NECESSARY, WILL OCCUR IMMEDIATELY FOLLOWING THE 30-DAY RESCISSION OFFER PERIOD) OR OBTAINING FUNDS FROM OTHER SOURCES OR DERIVING ADDITIONAL FUNDS FROM OPERATIONS. IN THE EVENT SHAREHOLDERS WHO CHOOSE TO RESCIND ARE NOT PAID IN FULL BY THE COMPANY WITHIN 180 DAYS OF THE DATE OF THIS PROSPECTUS, THEN, SUCH SHAREHOLDERS MAY UTILIZE ANY EXEMPTION UNDER THE FEDERAL SECURITIES LAW, IF AVAILABLE, TO SELL THEIR SHARES (OR BALANCE OF SHARES REMAINING); AND TO THE EXTENT THE PROCEEDS FROM SUCH SALE ARE LESS THAN THE AMOUNT PAYABLE PURSUANT TO THE RESCISSION OFFER, SUCH SHAREHOLDERS SHALL REMAIN CREDITORS OF THE COMPANY. FURTHERMORE, IN THE EVENT OF NON-PAYMENT OR INSUFFICIENT PAYMENT BY THE COMPANY WITHIN 180 DAYS OF THE DATE HEREOF, A RESCISSION OFFEREE MAY THEN ALSO REVOKE HIS ACCEPTANCE OF THE RESCISSION OFFER AND MAY CHOOSE TO COMMENCE SUIT FOR THE BALANCE IN ORDER TO HASTEN PAYMENT AND TO PRESERVE HIS RIGHTS BEFORE THE EXPIRATION OF ANY RELEVANT STATUTE OF LIMITATIONS. AS OF MARCH 31, 1996, THE COMPANY HAD $80,400 IN CASH. THE COMPANY IS VOLUNTARILY UNDERTAKING THIS RESCISSION OFFER IN AN ATTEMPT TO RECTIFY THE EFFECT OF POSSIBLE SECURITIES LAW VIOLATIONS RESULTING FROM CERTAIN PREMATURE OFFERS OF COMMON STOCK BY THE COMPANY TO THE FORMER SHAREHOLDERS OF AARON. SHAREHOLDERS WHO ACCEPT THE RESCISSION OFFER WILL HAVE NO FURTHER REDRESS CONCERNING THEIR INITIAL EXCHANGE AND ACQUISITION OF THE COMPANY'S SECURITIES UPON THEIR RECEIPT OF PAYMENT BY THE COMPANY. See "Rescission Offer".

     On June 12, 1996, the high bid for the Company's Common
Stock as reported by  the National Quotation Bureau, Inc.
"Bulletin Board" Price Report was $1.25 and the low bid was $1.25 per share.


 The Date of this Prospectus is               , 1996.

AVAILABLE INFORMATION

     An-Con Genetics, Inc., the Company, is a reporting company and is registered under Section 12(g) of the Securities Exchange Act of 1934. Reports and other information filed by the company may be inspected and copied at the public reference facilities of the Securities and Exchange Commission in Washington, D.C. and at the New York Regional Office of the Securities and Exchange Commission in New York at 7 World Trade Center, Suite 1300, New York, NY 10048 and the Florida Regional Office of the Securities and Exchange Commission at 1401 Brickell Avenue, Suite 200, Miami, Florida 33131. Copies of the material can also be obtained from the public reference section of the Securities and Exchange Commission Washington, D.C. 20549 at prescribed rates.

     The company shall furnish annual reports to shareholders which shall contain financial information, audited, and reported upon by an independent certified public accountant and shall file all other current information and quarterly reports with the Securities and Exchange Commission.

     Until                  , 199   all dealers effecting
transactions in the registered securities, whether or not participating in this distribution, may be required to deliver a prospectus. This is in addition to the obligation of dealers to deliver a prospectus when acting as underwriters with respect to their unsold allotments or subscriptions. PROSPECTUS SUMMARY

The Company

     An-Con Genetics, Inc. (the "Company") was incorporated in 1982 under the laws of the State of Delaware to engage in research and development relating to certain genetic devices. The Company had changed its direction and operations from genetic devices to the development and marketing of a line of tissue fixatives, under the OmniFix tradename. In addition, the Company has recently acquired (as of January 11, 1995) all of the outstanding shares of Aaron Medical Industries, Inc., a Florida Corporation, principally engaged in the business of manufacturing and selling battery operated cauteries, specialty medical and commercial lighting instruments and electro-surgical devices to distributors that serve physicians and hospitals. See "Significant subsidiary - Aaron Medical Industries, Inc.". An-Con maintains New York offices at One Huntington Quadrangle, Melville, NY 11747 and principal executive offices at 7100 30th Avenue North, St. Petersburg, Florida 33710-2902, at which latter location Aaron Medical Industries, Inc. also maintains its executive offices and manufacturing facilities. (See- "Business-The Company" and "Significant Subsidiary".

Securities Outstanding

     As of March 31, 1996 there were 4,405,340 shares outstanding (excluding 3,399,096 shares held in escrow for the benefit of former Aaron Shareholders).

Rescission Offer

     In order to rectify the effects of possible securities law violations in connection with the offer and sale of the Company's shares in exchange for the shares of Aaron without an effective registration statement in possible violation of the registration provisions of the Securities Act of 1933, as amended, the Company is offering to repurchase such shares at a price of $.392 per share. This value was determined by Aaron management's evaluation of the shares of Aaron which were exchanged on January 11, 1995 for shares of the Company which value was determined to be $1,331,800, plus accrued interest of $60,000 since January 11, 1995. Interest is mandated by State law of the state of residence of each Rescission Offeree (former Aaron shareholder). The total amount payable increases $4,000 per month as estimated additional interest. Unless the Company fails to make payment within 180 days, when a shareholder makes his choice to accept or reject the Rescission Offer, and returns the form to the Company, such decision will be deemed effective and irrevocable after receipt and acceptance by the Company. See "Rescission Offer - Method of Rescission".

Risk Factors

     The shareholders of Aaron should review the prospectus carefully because it sets forth the facts concerning the transactions between An-Con and Aaron. The history of An-Con Genetics, Inc. reflects certain risk factors which include, among other things, a history of unprofitable operations and non-payment of dividends. See "Risk Factors".

MANAGEMENT'S DISCUSSION AND ANALYSIS

Results of Operations

   Quarterly Period Ended 3/31/96 as compared to 3/31/95

     The results of operations over the three months ended March 31, 1996 show improved sales and profitability, as compared to the first three months of 1995. The Company's sales revenues increased by 25.5% from $1,232,300 to $1,546,600. The smaller rise in the cost of goods sold (19%), relative to sales, changed the Company's gross profit from $499,000 to $674,300, raising the gross profit margin on sales from 40.5% to 43.6%. The expanded marketing activities of the Company and improved purchasing and manufacturing were the principal reasons for the change in gross profits.

     Salaries and related expenses decreased by 14% from $211,400 to $181,700, in the three months ended March 31, 1996 as compared to the same period in 1995. The reduction in cost of salaries was related to the new management and human resource utilization policies.

     Expenses for professional services decreased by 31.9% to $32,900 in the three months ended March 31, 1996, as compared to $48,300 in the same period of the previous year. A substantial part of the professional fees in 1995 were related to financing activities which the Company did not have in 1996.

     The increased marketing activities was accompanied by a 5% increase in selling, general and administrative expenses. These expenses were $316,600, in the three month period ended March 31, 1996 as compared to $301,400 for the three months ended March 31, 1995.

     The Company had net income of $61,400 for the three months ended March 31, 1996 as compared to $700 in 1995. The gain, in 1996, was due to 25.5% increase in revenues in contrast to 19% rise in cost of sales and 9.9% in operating expenses. The operating income was $123,300, in the first quarter of 1996 as compared to a loss of $63,200 in 1995. The 1995 operating loss was offset only by $68,600 in income from the settlement of debt.

     The Company began new product development and improvement of facilities, as required by regulatory agencies, in the fourth quarter of 1995. This activity has continued in 1996. The cost of the improvements is estimated to be $150,000 and will be funded primarily through internal cash flow. The allocation of working capital to these projects caused the company's normally prompt payment record with trade vendors to decline slightly, in the first quarter of 1996. In order to provide additional working capital, in the first quarter of 1996 the Company secured a three month $100,000 credit facility with a local commercial bank and raised $100,000 through a private placement of shares.




   Annual period ended 12/31/95 as compared to 12/31/94

     An-Con's net revenues for 1995 increased to $5.5 million from $4.2 million in 1994 on a pro forma basis. The purchase of Aaron Medical accounted for $5.45 million of 1995 sales. For 1995 there was a 31% increase in sales. The increase in sales of $1.3 million was attributable to a 5% increase in selling prices, an increase of 50% in Bend-A-Light sales and 50% increase in foreign sales of various company products. Gross profit percentage on a proforma basis increased by 7% from 1994 to 1995 principally due to a reduction in material cost, new designs to reduce waste and production efficiency.

     Proforma cost of goods sold increased by 20% from 1994 to 1995 due to broad-level product volume growth. During 1995 and 1994, Aaron's family of cauteries accounted for 50% of sales and 28% of cost of goods sold.

     Research and development spending grew on a proforma basis by 476% from 1994 to 1995 as the Company continued to invest in the development of OmniFix 2000, the MFC (multi-function cautery) and other Aaron products.

     The proforma increase in net interest of $34,000 was attributable to the Aaron building purchased in June 1995 of $25,000 and the interest on the Aaron shareholders' cash rescission rights of $48,000. There was a decrease in interest mainly attributed to bonds exchanged for shares and by the payment of officers' loans.

     The Company's effective income tax rate would have been 35.7% except that both An-Con and Aaron have loss carryovers. For 1995 Aaron recognized $183,300 in tax benefit for the years 1996 and 1997. Aaron's past five years have been progressively more profitable and it is the Company's belief that it will be able to use the remaining carryover losses to offset gains in 1996 and 1997.

     Other expenses for selling, general and administrative increased on a proforma basis by 9% which is attributable to the increase in sales.

     Professional services increased by 11% on a proforma basis from 1994 to 1995. These services are mainly attributable to legal and auditing associated with the Aaron acquisition and the preparation of securities filings in 1994 and 1995.

     Positive net income was achieved for the first time in 1995. The Company's management expects this trend to continue.

     The Company sells its products in a similar fashion in the international market as it does in the USA, through distributors. These distributors are found mainly through response to company advertising in international medical journals or contacts made at domestic or international trade shows. The Company began attending trade shows in foreign countries for the first time in 1993. Since that time, international sales have more than doubled from the 1993 sales figure of $553,000. The main focus for export sales has been Western Europe. The Company has distributors in all major markets there. The Company exhibited for the first time in South America, Sao Paulo, Brazil in 1995. The Company intends to continue marketing their products via this manner, targeting different regions of the world, while returning to major markets for increased market exposure and to introduce new products. In 1996, the Company will exhibit for the first time in the United Kingdom, the United Arab Emirates (Middle East) and Bangkok, Thailand (Far East).

     During 1995, international sales of the Aaron Medical product line continued to increase. These sales were $1.25 million which represented 22% of total sales. This compares favorably to 1994 where total international sales on a proforma basis were $775,000 representing 19% of total sales. The increase from 1994 to 1995 represents a 62% increase in sales volume. To minimize credit risk, new international distributors in most instances pay cash in advance or by irrevocable letter of credit. This form of credit policy is customary and is not considered a detriment to further increased international sales.

     Fixed costs remained materially unchanged when comparing 1995 to 1994 on a proforma basis. However, in the first quarter of 1996, fixed costs increased to allow the introduction of new products, new sales personnel, and to improve the Company's quality control system to assure good manufacturing practices as required by the Food and Drug Administration. At the same time, variable costs were reduced by discontinuing commissions paid to domestic sales representatives.

     Variable material and labor costs were reduced through improved purchasing strategies and product design.
Additionally, the Company has begun purchasing certain labor intensive items off shore, effectively reducing cost of materials, and improving margins.

     New product development and improvements to the Company's facility required by regulatory agencies in the fourth quarter of 1995 and projected in 1996 in the amount of $550,000 were and will be funded primarily through internal cash flow, thus restricting the amount of working capital available in the first quarter of 1996. The allocation of working capital to these projects caused the company's normally prompt payment record with trade vendors to decline slightly. In order to provide additional working capital, the Company secured a three month $100,000 credit facility with a local commercial bank in the first quarter of 1996 and raised $180,000 through a private placement of shares during the last quarter of 1995 and the first quarter of 1996.

Financial Condition

   Quarterly Period Ended 3/31/96 as compared to 3/31/95

     Working capital of the Company was $(741,100) on March 31, 1996 as compared to $(634,800) on March 31, 1995 and
$(858,900) as of December 31, 1995. The deficit in working capital is attributable to the current cash rescission offer made to the former Aaron shareholders of $1,331,800.

     On March 31, 1996, total assets were $3,602,100 as compared to $1,928,200 on March 31, 1995 and $3,600,500 of
December 31, 1995.

     The Company's cash decreased by $85,400 (51%) as compared to $383,900 (70%) over the three months ended March 31, 1996 and 1995 respectively. The net cash used in operations was $123,200 and $251,500, in the three months ended March 31, 1996 and 1995 respectively. In the first quarter of 1996 the Company received $117,000 from financing activities. The issuance of common shares provided $110,600 (95%) of the cash from financing. The amount of cash used in investing activities was $79,200.

     The expenditures for the acquisition of additional fixed assets was 75% of the total cash outflows for investing. In the three month ended March 31, 1995, the Company utilized $92,400 to reduce notes payable and $40,000 to acquire fixed assets.

     The Company has not paid interest on long term obligations which have been due since November, 1990. The total amount of interest payable on long term obligations was $37,800. As of March 31, 1996, the bondholders had made no declaration that the principal was due and payable. Additional interest has been accrued on the outstanding debt to the Aaron shareholders of $10,400, for the first quarter of 1996.

    Annual Period Ended 12/31/95 as compared to 12/31/94

     With the acquisition of Aaron, the Company's financial condition has stabilized. As of December 31, 1995, cash totaled $165,800 down from $550,700 at December 31, 1994 on a proforma basis. Cash generated from operating activities rose to $12,500 in 1995 compared to cash applied on a proforma basis in 1994 of $222,000. Working capital of the company on December 31, 1995 was a negative $858,900 which is attributable to the liability due Aaron shareholders of $1,331,800.

     Investing activities contributed $381,100 in cash during 1995, compared to $71,000 in 1994. Capital expenditures increased substantially in 1995 as the Company continued to invest in property, plant and equipment needed for future business requirements, including manufacturing capacity. The Company expects to spend approximately $375,000 for capital additions in 1996 of which approximately $150,000 was committed for the construction and renovation of the St. Petersburg facility.

     The Company's ten largest customers accounted for approximately 53% of net revenues for 1995. At December 31, 1995, the same ten customers accounted for approximately 33% of outstanding accounts receivable.

     The Company used $16,300 and received $998,800 from financing activities in 1995 and 1994 on a proforma basis, respectively. The most significant items of financing activity in 1995 were the reduction of officers' loans of $90,700 and the $75,000 cost of the underwriting associated with the Aaron purchase. Sources of funds were the receipt of subscriptions receivable of $64,900 and issuance of 80,000 common shares for $80,000.

     The Company believes that it has the financial resources needed to meet business requirements in the foreseeable future, including capital expenditures for the expansion of its manufacturing site, working capital requirements, and product development programs.

   Outlook

     The statements contained herein are based on current expectations. These statements are forward looking and actual results may differ materially.

     The Company believes that the world market for disposable medical products, such as the Company's battery-operated cauteries, has significant growth potential because these type of products have not been affordable or effectively marketed outside the U.S. Because of these factors, the Company has designed certain disposable products to be reusable. The Company will expand its marketing thrust internationally by attending more foreign shows than it did in 1995. The Company presently has a significant portion of the U.S. cautery market and does not expect a dramatic growth in sales of cautery-related products domestically.

     The Company, over the past two years has chosen to expand its product line of electro-surgical products. Electro-surgical products sold by the Company are the standard electrodes, the patented Multi-Function Cautery, the patent pending Resistick line of reduced stick electrodes and the Aaron 800 high frequency desiccator.

     In 1995, the Company had sales of $200,000 in the electro-surgical product area. The electro-surgical product line is a larger market than the Company has normally sold into and is dominated by two main competitors, Valley Lab a division of Pfizer and Conmed, based in Utica, New York. In the area of reduced stick electrodes, the main competitor is MegaDyne. The combined markets for the Company's electro-surgical products exceeds $100 million annually. Management believes that electro-surgical product sales will move from fifth place to second in total Company sales by product line in 1996 and will be the largest single product line by 1997.

   Non-Medical Products

     The Company for 1995 sold $1.2 million of its flexible lighting products used primarily in the automotive and locksmith industries. Approximately $1.0 million was sold to one customer. The Company is intending to expand this market with the addition of a higher quality flexible light unit. The higher quality version of the Bend-A-Light will be sold into the same markets as the Company presently sells its less expensive unit.

     The Company intends to manufacture a fiber optic flexible scope to compete in the automotive, aircraft and quality maintenance markets. The product will compete with much more expensive units built by companies such as Olympus. After the Company has successfully marketed the industrial fiber optic flexible scope, it intends to redesign, manufacture and market a medical scope.






   Liquidity and Future Plans

     The Company's effective income tax rate would have been 35.7% except that both An-Con and Aaron have loss carryovers. For the first quarter of 1996 Aaron used $35,000 of its loss carryover. Aaron's past five years have been progressively more profitable and it is the Company's belief that it will be able to use the remaining carryover losses to offset gains in 1996 and 1997. The Company expects to spend approximately $375,000 for capital additions in 1996 of which approximately $150,000 was committed for the construction and renovation of the St. Petersburg facility.

     Since the acquisition of Aaron Medical Industries, Inc. the Company has changed its direction from acquiring ownership interest in companies to acquiring new product technology and expanding manufacturing capabilities through Aaron. The Aaron 800 is a prime example of this new direction. Other products and technologies are being evaluated for future development. Continued strong international sales growth is expected by management.

     The Company's future results of operations and the other forward-looking statements contained in the Outlook, in particular the statements regarding growth in the medical products industry, capital spending, research and development, and marketing and general and administrative expenses, involve a number of risks and uncertainties. In addition to the factors discussed above, among the other factors that could cause actual results to differ materially are the following: business conditions and the general economy; competitive factors such as rival manufacturers availability of products at reasonable prices; risk of nonpayment of accounts receivable; risks associated with foreign operations; and litigation involving intellectual property and consumer issues.

     An-Con believes that it has the product mix, facilities, personnel, and competitive and financial resources for continued business success, but future revenues, costs, margins, product mix and profits are all influenced by a number of factors, as discussed above.

                     RISK FACTORS

     The Company's securities to which the Rescission Offer pertains involve a high degree of risk due to, among other things, the Rescission Offer, certain new unproven technology, and intense competition in the industry in which the Company competes. See "Risk Factors".

     The Securities being offered by this Proxy
Statement/Prospectus are subject to certain risks. In analyzing the Acquisition, stockholders should carefully consider, among other things, the following factors:

     1. Rescission Offer. This prospectus relates to an offer of rescission ("Rescission Offer") by An-Con Genetics, Inc. (the "Company") pursuant to written notice for a period of 30-days from the date of receipt, to purchase an aggregate of 3,399,096 shares of common stock of the Company ("Common Stock") which was exchanged for 5,960,042 shares of Aaron Medical Industries, Inc ("Aaron") in connection with the Company's acquisition of Aaron on January 11, 1995. The Aaron shares (exchanged for Company shares) have been valued by the Company at $.22 per share and the Company is offering the former Aaron shareholders ("Aaron Shareholders") the sum of $.392 per share for each share of An-Con (presently held in escrow for the benefit of Aaron shareholders) pursuant to the exchange. The foregoing amount aggregates approximately $1,331,800 if all the former Aaron shareholders ("Rescission Offerees") elect to rescind and waive their right to accept delivery of the shares of the Company pursuant to the exchange, plus interest. Interest is mandated by statute of the state of residence of each Rescission Offeree and estimated accrued interest totaled approximately $60,000 as of March 31, 1996 (computed at varying rates mandated by the respective states of residence of the Rescission Offerees). The aggregate estimated accrued interest payable on Rescission increases approximately $4,000 per month. The Company does not possess the necessary funds to repurchase the shares for cash and shareholders accepting the Company's offer may have to wait an undetermined amount of time before receiving payment. If the rescission offer is accepted by a significant number of rescission offerees, the Company may be unable to make payment therefor without additional funds derivable from securities offered by the Company on a best-efforts basis (which will occur immediately following the 30-day rescission offer period), or obtain funds from other third party sources, or otherwise obtain funds from operations. In the event shareholders who choose to rescind are not paid in full by the Company within 180 days of the date of this prospectus, then, such shareholders may utilize any exemption under the federal securities law, if available, to sell their shares (or balance of shares remaining); and to the extent the proceeds from such sale are less than the amount payable pursuant to the rescission offer, such shareholders shall remain creditors of the Company. Furthermore, in the event of non-payment or insufficient payment by the Company within 180 days of the date hereof, a rescission offeree may then also revoke his acceptance of the rescission offer and may choose to commence suit for the balance in order to hasten payment and to preserve his rights before the expiration of any relevant statute of limitations. As of March 31, 1996, the Company had $80,400 in cash. If any rescission offeree elects not to accept the Company's Rescission Offer, he may retain his shares of the Company. However, such shareholders who waive rescission will not lose whatever rights they may have before the expiration of applicable state and federal statutes of limitation. See "Rescission Offer- Method of Rescission".

     2. History of Unprofitable Operations. The Company was formed in December, 1982 and it has had a history of unprofitable operations. Originally, the Company's operations consisted of research and development relating to the Company's genetic related products, none of which were commercially viable. In addition, prior to 1995, the Company's other non-genetic related products had not provided sufficient sales for the Company to operate profitably. Accordingly, prior to the implementation of the Acquisition in January, 1995, the Company had sustained losses since its inception aggregating $11,212,100 as of December 31, 1994 and its revenues to that date had not been substantial. For the year ended December 31, 1994, the Company had a loss from operations of $1,031,500 or $(.40) per share. For the year ended December 31, 1995, the Company had a consolidated loss from operations of $219,500 or ($.05) per share. (See "Business-Products").

     3. Recent Losses from Operations. Giving effect to the Acquisition on January 11, 1995, for the year ended December 31, 1995, the Company had consolidated revenues of $5,521,000 and a consolidated net income of $29,200 or $.007 per share. Giving retroactive effect to the Acquisition, for the year ended December 31, 1994 the Company had Pro-Forma consolidated revenues of $4,155,100 and a Pro-Forma consolidated net loss of $673,900 ($.10 per share). No assurance can be given that the Company will be able to generate net income from operations in the near future. (See "Consolidated Statements of Operations", "Management's Discussion and Analysis of the Consolidated Statements of Operations", and "Business" and "Certain Transactions").

     4. Non-Payment of Cash Dividends. The Company has not paid any cash dividends on its common stock since inception, and for the foreseeable future, does not expect to pay any such dividends. (See "Description of Common Stock -
Dividend Rights").

     5.     Outstanding Debentures.   As of March 31, 1995,
the Company had outstanding an aggregate of $78,000 principal amount of Debentures. The Debentures were not issued pursuant to the Federal Trust Indenture Act, and are unsecured and subordinate to senior debt (indebtedness for borrowed money to any bank or lending institution). There is no sinking fund provision provided for in the indenture and the Company is dependent upon revenues in order to pay interest as it accrues and for the ultimate repayment of principal. Interest has not been paid by the Company on such debentures since November, 1990, and amounted to $37,800 as of March 31, 1996. There is no assurance that the Company will achieve a level of business sufficient to generate such required cash flow and revenues. (See "Certain Relationships and Related Transactions".)

     6. Lack of Research and Development Capabilities. In the past and currently An-Con conducts its research and development activities essentially through arrangements with university laboratories or hospitals. (Aaron conducts its principal research and development activities at its premises in St. Petersburg, Florida).

     7. Potential Risk of Product Liability. The Company and Aaron maintain product liability insurance on all products being marketed for up to $3,000,000 each. Although management believes such insurance coverage to be sufficient for its needs, there can be no assurance that the Company may in the future, be subjected to a lawsuit and judgment in an amount exceeding the insurance coverage.

     8. Current Prospectus Required. This Prospectus relates to the shares to be delivered to the Aaron shareholders. However, under the terms of the agreement, such shares are to be considered restricted securities upon the distribution to the Aaron shareholders. Future sales of the shares will require subsequent registration, or sale thereof pursuant to an exemption from registration.

     9. High Degree of Competition. The Company and Aaron are not significant factors in the medical industry. The Company and Aaron are subject to competition from larger companies with greater financial and manufacturing resources, which manufacture devices and products that purport to perform functions similar to the functions of their respective products. Other companies which make medical products have a substantially greater sales volume, financial resources, facilities and organizations than the Company. No assurance can be given that the Company will be able to compete effectively against such companies.

     10. Control by Officers and Directors. As of March 31, 1996 (giving effect to the Acquisition) the officers and directors of the Company own and/or control approximately 22% of the presently outstanding shares through which they may be able to exercise effective control over the Company.

     11. Government Regulation. Many medical products are subject to guidelines, regulations and testing requirements by federal and state authorities including the Food and Drug Administration ("the FDA"), the Department of Agriculture and the National Institute of Health. In the United States, the FDA imposes standards which may affect the clinical testing, manufacture and marketing of certain products. Compliance with the standards and requirements involving product safety, efficacy and labeling may prove to be very expensive and time consuming. No assurance can be given that the regulatory authorities will render the requisite approval of the marketing of some of the products that the Company hopes to sell. In addition, in the manufacture of certain products, the FDA requires compliance with good manufacturing practices before the marketing of the product can be undertaken; these requirements could delay or prevent such products from reaching the market place. Other countries usually impose regulatory requirements concerning the development, testing, marketing and manufacture of certain products which influence the overseas sales potential of these products. (See "Business -Government Regulation").

     12. Possibility of Obsolescence and Unproven Technology. The medical industry has been characterized by the frequent introduction of new products and systems. Some of the Company's products incorporate new technologies, the commercial feasibility of which has not been proven and no assurance can be given that the Company's products can be continually marketed at a profit. Furthermore, the Company may be adversely effected by competitive technologies developed by others. (See "Business - Competition").

  13. Agreements with Officers. The Company currently has employment agreements with Robert Saron and Andrew Makrides, officers and directors of the Company, which provide, among other things, for a 5-year employment, executive salary and a bonus package. See "Management" and Remuneration".

  14. Possible Rule 144 Sales. As of March 31, 1996, the Company estimates that there were outstanding approximately 5,900,000 "restricted shares" (giving effect to shares issued in Escrow and deliverable to Aaron shareholders pursuant to the Acquisition), as that term is defined under the Securities Act of 1933, as amended. A substantial portion of these securities may be sold in compliance with Rule 144 adopted under the Securities Act of 1933, as amended. Rule 144 provides, in essence, that, to be filed with the Securities and Exchange Commissions (quarterly and annual reports) a person who is either an affiliate or non-affiliate, after holding restricted securities for a period of two years, may sell them in an unsolicited brokerage transaction in an amount equal to l% of the Company's outstanding Common Stock or an amount equal to the average trading volume for the four week period immediately preceding the sale, every three months. Other persons, who are unaffiliated with the Company, may sell restricted shares after holding them for three years without any regard to the 1% or
four week trading average limitation.   Sales under Rule 144,
in the future, may have an adverse effect on the price of the Company's Common Stock in the public market.


















































MARKETS AND MARKET PRICES

  An-Con's Common Stock is traded in the over-the-counter market on the National Associations of Securities Dealers, Inc. Bulletin Board ("NASD Bulletin Board"). The table shows the reported high and low bid prices for the Common Stock during each quarter of the last eight quarters as reported by the NASD Bulletin Board (symbol "AGNT"). These prices do not represent actual transactions and do not include retail mark-ups, mark-downs or commissions.


                                            High                      Low
                    1994

                   2nd Quarter              3                         1 1/2

                   3rd Quarter              3 3/8                     1 5/8

                   4th Quarter              2 5/8                     1


                                            High                      Low
                    1995

                   1st Quarter              1 7/8                     1

                   2nd Quarter              2 7/16               1 3/4

                   3rd Quarter              2 3/8                     1 3/4

                   4th Quarter              2 1/8                     1 1/2


                                            High       Low
                    1996

                   1st Quarter              1 15/16    1 1/8



             On May 21, 1996, the Closing bid for An-Con's Common Stock as reported by the NASD Bulletin Board was $1 3/8 per share. As of May 21, 1996, the total number of shareholders of An-Con's Common Stock was approximately 850 exclusive of shareholders whose shares are held in the name of their broker or stock depositories or the escrow agent holding shares for the benefit of An-Con shareholders which are estimated to be 1,000 additional shareholders.
                       BUSINESS

The Company

             An-Con Genetics, Inc. (the "Company") was incorporated in 1982 under the laws of the State of Delaware to engage in research and development relating to certain genetic devices.
The Company has changed its direction and operations from genetic devices to the development and marketing of a line of tissue fixatives, under the OmniFix tradename. In addition, the Company has recently acquired (as of January 11, 1995) all of the outstanding shares of Aaron Medical Industries, Inc., a Florida Corporation, principally engaged in the business of manufacturing and selling battery operated cauteries, specialty medical and commercial lighting instruments and electro-surgical devices to distributors that serve physicians and hospitals. See "Significant subsidiary - Aaron Medical
Industries, Inc.". An-Con maintains New York offices at One Huntington Quadrangle, Melville, NY 11747 and principal executive offices at 7100 30th Avenue North, St. Petersburg, Florida 33710-2902, at which latter location Aaron Medical Industries, Inc. also maintains its executive offices and manufacturing facilities. (See "Properties").

Company Products

   Battery Operated Cauteries

             The Company's subsidiary, Aaron, is principally engaged in the business of manufacturing and selling battery operated cauteries, specialty medical and commercial lighting instruments and electro-surgical devices. Aaron's largest current product line is battery operated cauteries. Cauteries were originally designed for precise hemostasis (to stop bleeding) in ophthalmology. The current use of cauteries has been substantially expanded to include sculpting woven grafts in bypass surgery, vasectomies, evacuation of subungual hematoma (smashed fingernail) and for stopping bleeding in many types of surgery. Battery operated cauteries were originally designed, and are still primarily delivered, as a sterile one time use product in the USA. The Company manufactures more types of cauteries than any other company in the world at its facility in St. Petersburg. The Company also manufactures a line of replaceable battery and tip cauteries. This design allows the doctor to use one of many different sterile tips which also includes a sterile drape cover for the handle and to replace the batteries when they are depleted. This was originally designed for use in international sales, but has enjoyed growing success in the USA at the doctor's office and clinic level. The sterile disposable cauteries are still far more popular in the hospital operating room domestically.

   Battery operated Medical and Industrial Lights

             The Company, through its subsidiary Aaron, manufactures a variety of specialty lighting instruments for use in ophthalmology as well as patented flexible lighting instruments for general surgery, hip replacement surgery and for the placement of endotracheal tubes in emergency situations and prior to surgery. The lighting instruments have also been adapted for commercial and industrial use, such as for automotive mechanics through retail tool sellers such as Snap
On Tools, Mac and Matco, for the locksmiths through retailers such as HPC and others. In 1995 the Company enjoyed a first time opportunity for retail sales with Walmart and Sears. This resulted in approximately $350,000 in additional sales to make total sales through this distributor $1,000,000. In the first quarter of 1996 sales through the same distributor to this market sector were $125,000. The Company is currently evaluating several markets and marketing techniques to expand the sales of Bend-A-Lights both domestically and internationally.

   Electro-surgical Products

             The Company's subsidiary, Aaron, over the past two years, has continued to expand its product line of electro-surgical products. Electro-surgical products are the electrodes (blade, ball, needle and loop) used in conjunction with an electro-surgical pencil(the handle that the electrode is attached to) which plugs into a generator. The generator plugs into a wall outlet and provides the radio frequency which when combined with the electrode and pencil, cut and/or coagulate during surgery.

             The electrode has traditionally been made of stainless steel and is supplied sterile for a one time use. Aaron has evaluated the electro-surgical market and has its electrodes manufactured to its specifications domestically and overseas.

   Multi-Function Cautery

             The Multi-Function Cautery Pencil (MFC) was introduced at the American College of Surgeons meeting in the fourth quarter of 1995 for comment from surgeons before final release. Pre-marketing approval has been obtained from the Food and Drug Administration ("FDA") and the product is now being manufactured for formal release during the second quarter of 1996. The MFC is a patented device, developed by a group of California surgeons, and acquired by An-Con for Aaron. The device combines, in one instrument, the ability for the surgeon to cut and or coagulate, while simultaneously evacuating the smoke associated with electrosurgery and to remove fluids from the surgical site, all with one hand and without assistance.

   Resistick

             The patent pending Resistick, reduced stick electrodes, are a coated blade, ball or needle, which is also used in electrosurgery. The advantage of these electrodes over the standard stainless steel electrode is that due to the proprietary coating, they clean easier during surgery thus speeding up the surgical procedure. All standard electrodes develop a build-up of a residue of blood and tissue during surgery which insulates the electrode making it cut and/or coagulate less efficiently. Therefore, the surgeon must stop and scrape the electrode before continuing. This stopping and starting wastes both time and money. The Resistick electrode was designed to correct this situation.

             The reduced stick electrode market is dominated by MegaDyne Medical Products, Inc. which is believed by management to virtually control the entire existing market. Unlike the MegaDyne product, which relies essentially on capacitive coupling to cause hemostasis during surgery, the Company's product Resistick, relies entirely on the coating's resistive characteristics MegaDyne has recently instituted an action against Aaron for patent infringement. See "Legal Proceedings".

             The Company has obtained pre-marketing approval from the FDA for this device.

   Aaron 800

             The Aaron 800 is a low powered office based generator designed primarily for dermatology. The unit is a 30 watt high frequency desiccator used mainly for removing small skin lesions and growth in the doctor's office. This unit was designed with sufficient base technology to permit the manufacture of more powerful office based generators without requiring the additional time consuming expense of total redesign. The Company has obtained pre-marketing approval from the FDA for this device and has signed a distribution agreement with a non-affiliated distributor in the first quarter of 1996. The agreement which included a significant purchase order for 1000 units plus accessories.

   Nerve Locator Stimulators

             The Company manufactures three different nerve locator stimulators which are primarily used for identifying motor nerves in hand and facial reconstructive surgery. These nerve locator stimulators are self contained, battery operated units, which are for one surgical procedure. The Company has a patent on the Neuro Pulse III which has a pulsing variable design.
The Company has obtained pre-marketing approval for the aforesaid devices from the FDA.

   OmniFix II

             The Company is the holder of a U.S. license to manufacture and market OmniFix II which is formulated to replace formaldehyde in hospital and clinical pathology laboratories. Management believes that FDA approval for this product is not required.

             Omnifix 2000.

    The Company intends to substantially replace Omnifix II with Omnifix 2000, which, in addition to preserving thin tissue specimens, also provides preservation of thicker/larger tissues. Pathologists have a need for a safe fixative for use in preserving large sections/tissue block specimens. To meet this requirement, the Company has developed a new patent pending formulation. The Company is presently initiating test marketing of this new product. This formulation is comprised of certain proprietary ingredients which includes trace amounts of formaldehyde (well below OSHA safety standards and not requiring special handling). The formulation is deemed by management to be a safer alternative to formalin (a formaldehyde based product requiring special handling under OSHA guidelines), is non-flammable, provides sharp and clear cellular detail, rapid staining, is compatible with all processors and, unlike formalin, is routinely disposable. Although no assurance can be given, Management believes, that since Omnifix 2000 (like formalin) preserves both thin and thick tissue, the product has reasonable expectation of penetrating a percentage of formalin's market niche. (See "Competition").

             The Company is currently marketing OmniFix II to clinical laboratories, hospitals and pharmaceutical companies nationwide through distributors. The present customer base covers many states, including Hawaii.

   Other Products

             The Company has patent rights for an auto-focusing bar code reader, the "Intelliscan Reader", the development of which is presently suspended. The Company has no present plans to complete development for commercialization.

   Manufacturing, Marketing and Distribution

             The Company manufactures the majority of its products on its premises in St. Petersburg, Florida. Some products are out-sourced to the Company's specification offshore. The
Company markets its products through national trade journal advertising and by attending approximately fifteen trade shows per year. These shows are mainly aimed at the actual users of the product (surgeons, doctors or nurses); however the Company also attends distributor meetings. These are the distributors who actually sell the product to the end users. The Company sells under the Aaron label through general and specialty distributors across the country and also private labels its products for major distributors such as Baxter, General
Medical, and Durr Medical.

   Competition

             The medical industry is highly competitive and it is generally known that it will become more so in the future. The industry is characterized by the frequent introduction of new products and services. The Company's competitors in this field are well established, do a substantial amount of business, and have greater financial resources and facilities than the Company.

             One of the Company's major competitors is Xomed/Treace. Xomed/Treace carries products that are similar to those of the Company and has the advantage of early market entry. Over time, Xomed's market share has decreased to approximately 50% of the total market. Other line competitors are Alcon, Valley
Lab and Conmed. Aaron's products are competitively priced and its new cautery line has a longer shelf life (four years) as compared to a shelf life of one or two years for competing products.

             Aaron introduced eight new products for a variety of specialties at the Health Industry Distributors Association Annual Meeting in October, 1995. The products are two new nerve locator stimulators for hand and face reconstructive surgery. Two ophthalmic power handles for corneal rust ring removal and two new diamond burrs for polishing the pterygium bed after surgical removal and for lid margin lesions. The last two products are for the emergency room or walk-in clinic. The nail drill and replacement bits are for relief of a subungual hematoma (smashed fingernail)

             Seven of the Company's eight new products compete with
Xomed/Treace products.   Management believes, based upon past
performance that the Company has the ability to aggressively compete in this market.

   Regulation

             Since many of the products manufactured by the Company are medical devices, it is necessary for the Company to obtain
Federal Food and Drug Administration ("FDA") permission prior to their marketing. Applying for permission can sometimes delay entry of certain products into the market place to the detriment of the Company.

             In June, 1995, pursuant to an inspection of the facilities of the Company's subsidiary Aaron, the FDA issued a warning letter advising of federal good manufacturing practices ("GMP") deficiencies. The letter cited, among other things, the Company's failure (a) to follow its own complaint handling procedure to immediately review, evaluate investigate and document complaint; (b) to evaluate significant equipment changes in manufacturing processes and quality assurance tests;
(c) to have and implement documented formal change control procedures for changes made to devices or manufacturing processes; (d) to have, follow and document conformance with appropriate written finished device test procedures assuring devices meet all finished specifications prior to distribution;
(e) to have, follow and document conformance with written procedures for acceptance of components; (f) to conduct plan in periodic orders of the quality insurance and good manufacturing practice programs in accordance with written procedures; (g) to establish and implement adequate record keeping procedures. Until such deficiencies were removed the FDA indicated it was in no position to restore GMP standing to the Company or permit approval of any pending pre-market submissions by the Company.

             On July 12, 1995, the FDA indicated that while the Company's response appeared adequate, further verification was needed before the FDA would be in a position to support the approval of any pending pre-market submissions, or related
Export Certificates for the Company's products.    After
follow-up correspondence, on December 15, 1995, the FDA acknowledged that the Company's corrective action plan dated November 27, 1995, appeared adequate. However the FDA determined that it was necessary to set another evaluation date for May, 1996 to ascertain whether the Company was meeting GMP guidelines. This date has now been extended to August 30, 1996. Until the Company achieves GMP compliance, all new product development is being concentrated on products which do not require FDA approval. No assurance can be given that the Company will meet the federal GMP guidelines at the next evaluation date. If the Company fails to meet the guidelines, the Company may sustain adverse operational and business consequences in bringing existing and new products to market.










   Patents and Trademarks

             The Company has a patent pending with respect to its new product, Omnifix 2000. No assurance can be given that a patent will protect the Company from duplication or infringement.

             The Company owns a total of ten patents and other patents pending covering multiple products. Though some of these products are protected by patents, no assurance that competitors will not infringe the Company's patent rights or otherwise create similar competing products that are technically patentable in there own right.

             Management believes that general and product liability exposures are adequately covered by insurance.

   Research and Development

             The approximate amount expended by the Company on developing Omnifix 2000 and Aaron products during the years 1995 and 1994 inclusive of travel, professional services and related general and administrative expenses, total $121,900 and $47,200 on a pro forma bases, respectively. The Company has not incurred any direct costs relating to environmental regulations or requirements.

   Employees

             During most of 1994 An-Con had three employees, two officers and one secretary. In the fourth quarter of 1994 the company hired a chemist, and a laboratory technician, (now a consultant to the Company) to develop and market its OmniFix products. The Company also employs an unsalaried Vice-President for Far Eastern affairs. In January 1995 the Company acquired Aaron which presently has a total of 75 employees. These consist of 4 executives, 5 administrative, 5 sales, and 61 technical or factory employees.


SIGNIFICANT SUBSIDIARY -
AARON MEDICAL INDUSTRIES, INC.

             Pursuant to the Final Acquisition Agreement the shareholders of Aaron Medical Industries, Inc., a Florida corporation, agreed to exchange all of the outstanding shares of Aaron for shares of An-Con and upon issuance, the shares deliverable to Aaron shareholders would constitute 49% of an agreed amount of outstanding shares of An-Con Genetics, Inc. The Acquisition was consummated as of January 11, 1995 and the shares issuable to Aaron shareholders are issued in Escrow pending effectiveness of this Prospectus concerning the Company's offer of rescission as to the An-Con shares deliverable pursuant to the exchange of shares. The transaction with Aaron is accounted for as a purchase for financial accounting purposes and as of the date hereof, Aaron is a 100% wholly owned subsidiary of An-Con.







   Background of Aaron

             Aaron Medical Industries, Inc., is a Florida corporation with offices and manufacturing facilities in St. Petersburg, Florida. It is principally engaged in the business of manufacturing and selling battery operated cauteries, specialty medical and commercial lighting instruments and electro-surgical devices through distributors to physicians and hospitals. Aaron is the successor to Sun-Key Medical
Manufacturing, Inc., which filed a voluntary petition on March
10, 1989, under Chapter 11 of the Bankruptcy Act. The predecessor and an affiliate thereof, which also filed a petition on October 31, 1988, were consolidated into a single bankruptcy case due to the intimate and intertwined affairs of both corporations. On July 31, 1989, pursuant to a plan of arrangement (the "Plan") Sun-Key Medical Manufacturing, Inc.
reorganized, acquired Key Technologies, Inc., and changed its name to Aaron Medical Industries, Inc. The Plan called for payment of secured creditors ($10,500), priority claims
($136,000) and unsecured creditors ($1,531,900). Secured creditors and priority creditors were paid in full and unsecured creditors received $.1156 for each dollar owed.
Payments were to be made from operations. As of December 31, 1995, all creditors were paid in full.

             The Company, through its subsidiary Aaron, manufactures and sells its products under its own label to more than 850 distributors worldwide. The Company has private label arrangements with health care buying groups and hospital supply companies.


                       PROPERTY

             The Company has moved its executive offices to the Aaron facility located at 7100 30th Avenue N., St. Petersburg,
Florida 33710-2902, during the first quarter of 1995.  The
Company's New York office is being maintained until at least
January 31, 1997 when its current lease terminates.  On
February 28, 1995, a new two-year lease agreement was signed with the landlord of the Company's executive offices in Melville, New York requiring an annual rental payment of $24,000. Pursuant to the new lease, unpaid past rents of $54,200 were forgiven.

             On March 8, 1993, Aaron entered into a five year operating lease agreement with minimum future rental payments for five years beginning on May 1, 1993 with annual rental payments increasing each year with appropriate increased square footage rented. The lease agreement also provided for an option to acquire the land and building under certain terms. The total minimum rental under the lease was $347,400 over the five year term.










             On June 26, 1995 Aaron Medical Industries, Inc., exercised its option to purchase the land and building it presently occupies for $625,000. The purchase was financed as follows:

Cash                                       $ 47,000
Purchase Money Mortgage                                        500,000(a)
An-Con Shares
(60,000 X 1.30 per share)               78,000(b)
Total purchase price                  $ 625,000


(a) Payment of principal and interest at 10% payable monthly at $5,373.06 until July 1, 1998 when a balloon payment of $439,074.27 is due.

(b) The An-Con shares were provided by An-Con and are restricted for 2 years. The shares are being held in escrow pursuant to agreement. The agreement further restricts the release of the shares until the seller takes such action as is necessary to further investigate, define and remediate such contamination that exists on the property and is referred to in certain environmental reports pursuant to a Remedial Action Plan approved by the State of Florida Department of Environmental Protection (DEP) and any other appropriate agencies.

             In January 1996, the State of Florida approved a
Remediation Plan and work should begin in the 2nd Quarter of 1996.

             No assessment can be made at this time as to the cost to the Company if the Seller does not complete the work required in the plan approved by the State of Florida.

             Two years from the date of Closing, if Seller and Guarantors have not defaulted under or been in breach of any of their obligations to Buyer, Buyer shall obtain and deliver to Escrow Agent additional shares of Stock if based upon the "Closing Market Price" of the Stock on the thirtieth day prior to such date, the escrowed shares shall have a value of not less than $78,000.00.


MATERIAL CONTACTS BETWEEN AN-CON AND AARON CONCERNING THE
ACQUISITION

             During the first quarter of 1993, discussions took place between Robert Speiser, Chairman and CEO of An-Con and M.
Patrick O'Connell, CEO and Chairman of Aaron concerning the feasibility of An-Con acquiring Aaron on an exchange of shares.
Mr. O'Connell was a former business acquaintance of Andrew
Makrides, President of the Company, and the acquisition discussions resulted from prior contacts between Messrs.
O'Connell and Makrides. The discussions concerning feasibility to combine centered on An-Con's ability to satisfy Aaron's need for capital and provide management for its operations and future growth and further provide future liquidity for Aaron's shares on the one hand, and Aaron's capacity to satisfy An-
Con's need for products and operations. At the inception discussions focused upon Aaron's desire for an equal representation on the board of the combined entity; equal ownership of shares by the shareholders of each respective entity on a 50-50 basis (with the exception of shares issued by the Company for funding purposes which shares were not to be included in the 50-50 calculation); Aaron's name was to be retained on its products; any An-Con shares deliverable to Aaron shareholders were to be restricted for two years; An-Con would reverse split its shares to enable it to complete the acquisition and to privately raise capital to help fund Aaron.

             Pursuant to agreement dated March 31, 1993, Aaron and the Company agreed to the acquisition of Aaron by the Company.
The agreement provided for: (a) An-Con's acquisition of 100% of the shares of Aaron pursuant to an exchange of shares resulting in, after the acquisition, a percentage ownership of An-Con (on a fully diluted basis) by Aaron shareholders of 49% which acquisition would require a registration of the shares deliverable to Aaron shareholders, plus a contemplated registration of additional An-Con shares for sale in order to derive $4-5 million of proceeds for Aaron and An-Con. An-Con was to reverse split its shares in order to facilitate funding and completion of the acquisition. Aaron would maintain its identity, operations and corporate structure as a wholly owned subsidiary of An-Con. The agreement was later amended on June
10, 1993 to provide that after the contemplated exchange, a total of 4% of the shares issuable to Aaron shareholders were to be placed in escrow subject to Aaron achieving in fiscal
1993 or 1994 a total of 10% net pre-tax earnings. Failure to achieve such would result in Aaron shareholders forfeiting the 4% of the shares exchanged. If An-Con failed to consummate the underwriting within 12 months from the closing of the acquisition Aaron shareholders would be entitled to receive additional shares of An-Con up to 80% of the outstanding shares of An-Con on a fully diluted basis, exclusive of shares issued by An-Con for funding purposes.

             Prior to An-Con filing and/or making effective a registration statement with the Securities and Exchange Commission, Aaron mailed a Notice of Special Meeting and amended proxy to Aaron shareholders for a Special Meeting to be held on June 21, 1993 seeking approval of the terms of acquisition agreement. Since An-Con was aware that the shareholders of Aaron were being solicited, such may be deemed tantamount to an offer by An-Con of its shares to Aaron shareholders without having effected a registration statement prior thereto and such act was possibly in violation of the Securities Act of 1933. The shareholders solicited voted in favor of the acquisition as set forth in the agreement of March 31, 1993, as amended June 10, 1993. At such meeting 73.18% of the outstanding shares present in person and by proxy approved, and one dissenting shareholder representing 36,600 shares disapproved. The notice of special meeting, as amended, and proxy also failed to apprise the shareholders of their rights of appraisal under Florida law. Florida is the state of incorporation of Aaron. (See "Rescission Offer - State Blue Sky Laws").

             On June 30, 1993 Robert Speiser, Chairman of the Board of An-Con was elected by the Board of Directors of Aaron to be a replacement director for M. Patrick O'Connell, the former chairman who resigned at the request of the Aaron Board. Mr. Speiser also filled Mr. O'Connell's position as Chairman of the Board of Directors and CEO of Aaron.

             On May 18, 1994, at a Special Meeting of Shareholders, a change of the terms of the proposed formal agreement were approved by shareholders to provide a condition that if An-Con failed to provide one million dollars in cash or other funding to Aaron it would constitute a default under the agreement. A total of 77.2% of the outstanding shares of Aaron were voted, and all those voting in person or by proxy, approved, and no shares dissented.

             It was later determined by management of both companies that since An-Con could not provide the funding until completion of the acquisition, An-Con would have 12 months after completion of the acquisition to raise $1,000,000 for Aaron. If it failed to do so, such default would result in Aaron shareholders receiving a greater percentage of shares (up to 80% of the total outstanding shares of An-Con). If An-Con provided some but not all of the funds or funding, then the percentage of shares deliverable to Aaron shareholders would be reduced commensurately from the 80% figure. This condition was approved by shareholders of Aaron at a special meeting of shareholders on August 15, 1994 at which 83.25% of the outstanding shares of Aaron were voted, and all of such shares present in person or by proxy (100% of those voting), approved of the change in terms and affirmed the acquisition.

             On January 11, 1995, the formal agreement with Aaron, containing the aforementioned changes in terms, was executed and the exchange was concluded IN ESCROW pending the filing and effectiveness of a registration statement covering the An-Con shares deliverable to Aaron shareholders (3,399,096 shares).
On that date, the shares deliverable to Aaron shareholders were issued and delivered IN ESCROW to Delton Cunningham as Escrow Agent for the benefit of Aaron Shareholders and Aaron shareholders' shares were delivered to the Company.

             On April 15, 1995, the Acquisition Agreement was amended and restated to delete the condition that An-Con raise
$1,000,000 for Aaron and amended to change the condition to a covenant by An-Con to provide funding of $1,000,000 to Aaron.
In November, 1995, pursuant to the resolutions of the respective boards of directors of An-Con and Aaron and pursuant to the advice of counsel, the contingency requiring Aaron to make net income of 10% of revenues in 1994 or 1995 in order to receive 49% equity (3,399,096 shares) was removed. In addition
An-Con's covenant to provide $1,000,000 in funding for Aaron was also deleted at that time. Accordingly, all conditions to the agreement were removed except the stipulation that the shares issuable to Aaron shareholders be registered with the Securities and Exchange Commission. In November, 1995, final amendment to the Acquisition Agreement was executed as of January 11, 1995 and constitutes the final acquisition agreement between the parties. See "Certain Transactions -
Material Contacts Between An-Con and Aaron.






                 THE RESCISSION OFFER

             The Company has undertaken this Rescission Offer voluntarily in order to attempt to rectify the effect of possible violations resulting from the offer and sale of the Company's shares in exchange for the shares of Aaron on January 11, 1995, without effectuating a registration statement with the Securities and Exchange Commission prior thereto. The Company had previously attempted to rectify the foregoing by placing the shares in escrow for the benefit of the Aaron shareholders until a registration statement could be effectuated. However, it has been determined that it is in the best interest of former Aaron shareholders that the rescission offer to purchase all the An-Con shares (exchanged for the Aaron shares) be made by the Company at a price of $.392 per share (See "Valuation of Aaron for Rescission Purposes".

             The Company is requesting that each shareholder offeree either accept or reject the rescission offer by executing a form which will be forwarded with this prospectus. Once a shareholder makes his choice to accept or reject the Rescission Offer and returns the form to the Company, such decision will be deemed effective and irrevocable upon receipt and acceptance by the Company for a period of 180 days from the date of this prospectus; after such period, if he is not yet paid in full, a rescission offeree may revoke his acceptance of the rescission offer and take such steps including commencing suit for the amount due in order to hasten payment and to preserve his rights before the expiration of any relevant statute of limitations. If a shareholder fails to exercise his choice and does not return the form within 30-days after receipt, the Company will deem it a non-acceptance of the Rescission Offer.
In either event, rescission offeree shareholders may still have rights under federal and/or state laws to later sue for the consideration paid plus interest.

             As of March 31, 1996, the Company had cash of $80,400, which would not be sufficient if all shareholders were to exercise their right to rescind for their purchase price, plus interest (which is state mandated). Subject to availability of funds, rescinding shareholders are expected to be paid upon completion of the Company's offering pursuant to a Companion Prospectus intended to take place following the Rescission
Offer. Should the number of shares rescinded be substantial and sufficient funds do not become available to the Company to pay rescinding shareholders in full from the sale of stock in the Companion Prospectus, the Company will make pro-rata payment to rescinding shareholders and may be forced to seek alternative forms of financing in the form of private financing or bank or institutional financing. If there are insufficient funds available, the rescinding shareholders will be reimbursed pro-rata to the extent of available funds, after funds required for operations, until additional funds become available. No assurance can be given that such alternative financing, if required, will be available, or if available, that it will be available on terms favorable to the Company. In the absence of financing the Company will utilize funds from operations, if any, to meet any remaining unfulfilled obligations to rescinding shareholders.





             Until paid in full by the Company, rescinding shareholders will be deemed to be general creditors and shall retain their interests in the shares of the Company as a form of security for payment; however they will otherwise maintain all rights as shareholders of the Company including voting rights until such time as they are paid in full and all such stock is redeemed. (The escrow agent will independently seek the votes of any former Aaron shareholder in the event of a special or annual meeting of shareholders of An-Con or annual meeting of shareholders of An-Con in the interim.) In addition, the Company intends to issue a non-negotiable "Acknowledgment of Indebtedness" acknowledging the principal amount owing to the rescinding shareholder plus statutory interest (as mandated by the state of residence of the rescinding shareholder) to any rescinding shareholder who is not paid within 30 days after completion of the Rescission Offer. This Acknowledgment of Indebtedness will then be surrendered with the stock certificate (or stock interest of the rescinding shareholder) at the time of payment by the Company. In the event rescinding shareholders are not paid in full by the Company within 180 days of the date of this prospectus, then such shareholders may (a) utilize any exemption under the federal securities law, if available, to sell their shares (or balance of shares remaining) and if the proceeds thereof are less than the amount payable pursuant to the Rescission Offer, such shareholders shall remain creditors of the Company and each will receive a replacement Acknowledgment of Indebtedness for the balance remaining; and/or (b) choose to commence suit for the amount of indebtedness in order to hasten payment and to preserve their rights before the expiration of any relevant statute of
limitations.   Upon sale of any shares pursuant to (a) above,
each selling shareholder will be required to deliver the Acknowledgment of Indebtedness pending such sale, and, if the proceeds of sale are less than full payment of the amount due under the Rescission Offer, a new Acknowledgment of Indebtedness will be issued for the balance and delivered to the rescinding shareholder. In addition, as a condition to payment in full by the Company, the Acknowledgment of Indebtedness must be relinquished to the Company prior to such payment in full.

             See "Material Contacts Between An-Con and Aaron
Concerning the Acquisition" for facts surrounding the Company's offering which culminated in the Company's decision to make the Rescission Offer.

             Valuation of Aaron for Rescission Purposes

             Former Aaron management was asked to determine for Rescission purposes the value of the Aaron shares acquired by the Company. Aaron management utilized the closing date as the date of value (January 11, 1995) and by agreement, Aaron's financial information of December 31, 1994 was used for that valuation.

             Management next determined that the market value of Aaron as a going concern would be a more viable approach to valuation than the value of the consideration offered in exchange by An-Con, i.e., the market price of An-Con shares.
The extremely volatile prices of An-Con shares are determined in a market where the volumes of monthly transactions are insignificant compared to the total number of outstanding shares. The estimation of value using this approach involves applying an uncertain price to a large transaction, approximately 44% of the Company shares.

             Because of the relatively large size of Aaron's current assets and the recent replacement of the major portion of the Company's equipment, Aaron's management believes that the most straightforward approach to valuing Aaron is to utilize and adjust the information provided by the balance sheet of the Company.

             The present values of amounts to be received were determined at the appropriate current interest rate, less allowances for uncollectibility and collection costs. The market values of the finished and semi-finished goods inventories were computed at estimated selling prices less the sum of (a) costs of completion and disposal and (b) a reasonable profit allowance for the selling effort of the acquiring enterprise. Raw materials were valued at current replacement cost and the prepaid insurance at book value. The present values of amounts on deposit were determined at the appropriate current interest rate. The market values of the fixed assets were based on the current replacement cost for similar capacity. The market values of the intangible assets that can be identified were based on their present value of future benefits, using an appropriate discount rate.

             The market value of the accounts and notes payable, long-term debt, and other claims payable are equal to the present values of amounts to be paid determined at appropriate current interest rates.

             Management also determined that any fair valuation of Aaron had to include a value for goodwill. The value of goodwill is the difference between the market value of Aaron and the sum of the market values of individual assets. Since the market value of Aaron can only be approximated, the amount of goodwill is estimated indirectly, by comparison with public companies in the same industry.

             Goodwill was determined by averaging the results of the following methods: (a) market to book value whereby the ratio of the market price to book value of public companies in the same industry was obtained and multiplied by the book value of Aaron; (b) capitalization of weighted earnings (for the last five years); (c) capitalization of 1994 earnings; (d) price earnings ratio of comparable companies was multiplied by weighted earnings ratio of comparable companies was multiplied by weighted earnings of Aaron; and (e) market price earnings ratio of comparable companies was multiplied by 1994 Aaron per share earnings. The results of these methods, when averaged, indicated a value of goodwill of $335,800.

             Utilizing appropriate adjustments, the fair market value of the assets less liabilities of Aaron was estimated to be $995,900 on the value date.






             Accordingly, by adding the estimated market value of the assets as determined above ($995,900) to the goodwill
($335,900), the value assigned the Aaron purchase was $1,331,800. This value when divided by the total number of An-
Con shares issued in the exchange (3,399,096 shares) amounts to $.392 per share.

             State Blue Sky Laws

             The Company did not make any filings for registration or for exemption from registration of the shares exchanged in any states in which Aaron shareholders resided. For purposes hereof, and as a result of the possible non-applicability of the federal exemption, exemptions in the following states
(except as otherwise indicated) are deemed not to exist with respect to the Aaron Shareholders who exchanged their shares for the Company shares.

             An analysis of the shareholders list of the former shareholders of Aaron indicates that the former shareholders reside in a total of thirteen states: California, Connecticut, Florida, Hawaii, Illinois, Indiana, Massachusetts, Nevada, New York, New Jersey, North Carolina, South Carolina, Pennsylvania. There follows a recitation of the relevant statutes and laws of each of the states in which the offeree shareholders reside and the remedies to which they are entitled under the laws of their respective states, including the rate of interest mandated by statute of the state of residence of each rescission offeree. Generally, the remedies available consist of a right to institute an action at law for an amount equal to the consideration paid plus interest. The various states have varying statutes concerning the period during which such an action may be instituted ("statute of limitations"). Unless otherwise specifically stated in the respective state statute, no assurance can be given that the statutes of limitations will permit additional actions by shareholders notwithstanding their refusal to accept the Rescission Offer. However, if a shareholder accepts the Rescission Offer and receives payment by the Company, the accepting shareholder will have then received the full remedy available under both state and federal law insofar as it relates to their acquisition of the Company's shares.

             The Company currently intends to make this Rescission Offer to all applicable former Aaron shareholders. The requirements for this Rescission Offer vary from state to state, and the Company may not be able to comply or may find it is not practicable or advisable to comply with the requirements of each and every such state. The Company reserves the right not to make this Rescission Offer in any state where the Company in its sole discretion determines it is not legally possible or it is not practical or advisable for the Company to make this Rescission Offer in that state.

California

Sec. 25110 of the California Corporate Securities Law provides generally that it is unlawful for any person to offer or sell a security in the State of California in an issuer transaction unless such sale has been qualified . . . or unless such security or transaction is exempted under the Act.

Sec. 25503 of the California Corporate Securities Law 25503 - states, in pertinent part:

"Any person who violates 25110, . . . shall be liable to any person acquiring from him the security sold in violation of such section, who may sue to recover the consideration he paid for such security with interest thereon at the legal rate, less the amount of any income received therefrom, upon the tender of such security, or for damages, if the plaintiff no longer owns the security, or if the consideration given for the security is not capable of being returned. Damages, if he no longer owns the security shall be equal to the difference between (a) his purchase price plus interest at the legal rate from the date of purchase and (b) the value of the security at the time it was disposed of by the plaintiff plus the amount of any income received by plaintiff.

    Damages, if the consideration given for the security is not capable of being returned, shall be equal to the value of that consideration plus interest at the legal [7% per annum] rate from the date of purchase, provided the security is tendered; and if the plaintiff no longer owns the security, damages in such case shall be equal to the difference between (a) value of the consideration given for the security plus interest at the legal rate on the date of purchase; and (b) value of the security at the time it was disposed of by the plaintiff plus the amount of any income received therefrom by the plaintiff. . ."

Sec. 25507. Time limit on action- Qualification violations.
Section 25507 states in pertinent part ...

             (b) No buyer may commence an action under Section 25503 ... if, before suit is commenced, such buyer shall have received a written offer approved as to form by the commissioner (1) stating the respect in which liability under such section may have arisen, (2) offering to repurchase the security for a cash price payable upon delivery of the security or offering to pay the buyer an amount in cash equal in either case to the amount recoverable by the buyer in accordance with
Section 25503, or, offering to rescind the transaction by putting the parties back in the same position as before the transaction, (3) providing that such offer may be accepted by the buyer at any time within a specified period of not less than 30 days after the date of receipt thereof unless rejected earlier during such period by the buyer, (4) setting forth the provisions of this subdivision (b), and (5) containing such other information as the commissioner may require by rule or order, and such buyer shall have failed to accept such offer in writing within the specified prior after receipt thereof.

             (c) The commissioner may by rule or order impose as a condition to approval of an offer under subdivision (b) of this section, if the commissioner finds such action is necessary and appropriate for the protection of investors.








Connecticut

The Connecticut Uniform Securities Act states in pertinent part:

Sec. 36-b-16. Registration of security prior to offer or sale required-Exemption. No person shall offer or sell any security in this state unless (1) it is registered under sections 36b-2 to 36b-33, inclusive, or (2) the security or transaction is exempted under section 36b-21.

Sec. 36-b-29. Buyer's Remedies. (a) Any person who: (1) Offers or sells a security in violation of ... section ... 36b-16 ... is liable to the person buying the security, who may sue either at law or in equity to recover the consideration paid for the security, together with interest at eight per cent per year from the date of payment, costs and reasonable attorneys' fees, less the amount of any income received on the security, upon the tender of the security, or for damages if he no longer owns the security.

         "(a) Any person who: Offers or sells a security in violation of 36-b-29. . . is liable to the person buying the security from him, who may sue either at law or in equity to recover the consideration paid for the security, together with interest at eight percent per year from the date of payment, . . .upon the tender of the security, or for damages if he no longer owns the security."

         (g) No person may bring an action under subsection (a) of this section: (1) If the buyer received a written offer, before suit and at a time when he owned the security, to refund the consideration paid together with interest at six per cent per year from the date of payment, less the amount of any income received on the security, and he failed to accept the offer within thirty days of its receipt,...

Florida

The Florida Securities and Investor Protection Act states, in pertinent part:

Sec. 517.07 generally provides that no securities except exempt securities or exempt transactions as defined under the Act shall be sold or offered for sale within the state of Florida unless such securities have been registered under the Act.
Sec. 517.211.

         "Every sale made in violation of . . . 517.07 . . . may be rescinded at the election of the purchaser; and the person making the sale and every director, officer, partner, or agent who personally participated or aided in making the sale, is jointly and severally liable to the purchaser in an action for rescission, if the purchaser still owns the security, or for damages if the purchaser has sold the security. No purchaser otherwise entitled will have the benefit of this subsection who has refused or failed, within 30 days of receipt, to accept an offer made in writing by the seller, if the purchaser has not sold the security, to take back the security in question and to refund the full amount paid by the purchaser; or, if the purchaser has sold the security, to pay the purchaser an amount equal to the difference between the amount paid for the security and the amount received by the purchaser on the sale of the security, together, in either case, with interest on the full amount paid for the security by the purchaser at the legal rate [12% per annum] . . . for the period from the date of payment by the purchaser to the date of repayment, less the amount of any income received by the purchaser on the security."

Hawaii

The Hawaii Uniform Securities Act states in pertinent part,

Sec. 485-8. Registration of Securities. It shall be unlawful for any person to sell or offer to sell any security ... unless sold or offered in any transaction exempt ... in the State unless the security has been registered by notification or by qualification....

Sec. 485-20. Remedies. (a) ... Every sale made in violation of this chapter shall be voidable at the election of the purchaser; and the person making the sale and every director, officer, or agent has personally participated or aided in any way in making the sale, shall be jointly and severally liable to the purchaser in an action at law in any court of competent jurisdiction upon tender of the securities sold or of the contract made for the full amount paid by the purchaser, with interest, together with all taxable court costs (and reasonable attorney's fees);... provided that no purchaser otherwise entitled shall claim or have the benefit of this section who has refused or failed within thirty days from the date thereof to accept an offer in writing of the seller to take back the security in question and to refund the full amount paid by the purchaser, together with interest (at the rate of 10% per annum) on the amount for the period from the date of payment by the purchaser down to the date of repayment....

Illinois

The Illinois Securities Law states in pertinent part, the following:

Sec. 13. Private and other Civil Remedies; Securities.

             A.Every sale of a security made in violation of the provisions of this Act shall be voidable at the election of the purchaser exercised as provided in subsection B of this Section; and the issuer...liable to such purchaser...

 ...for the full amount paid, together with interest from the date of payment for the securities sold at the rate of the interest or dividend stipulated in the securities sold (or if no rate is stipulated, then at the rate of 10% per annum) less any income or other amounts received by such purchaser on such securities, upon offer to tender to the seller or tender into court of the securities sold or, where the securities were not received, of any contract made in respect of such sale, or

             (2) if the purchaser no longer owns the securities, for the amounts set forth in clause (1) of this subsection A less any amounts received by the purchaser for or on account of the disposition of such securities.
                          ...
             C. No purchaser shall have any right or remedy under this Section who shall fail, within 15 days from the date of receipt thereof, to accept an offer to repurchase the
securities purchased by him or her for a price equal to the
full amount paid therefor plus interest thereon and less any income thereon as set forth in subsection A of this Section.
Every offer of repurchase provided for in this subsection shall be in writing, shall be delivered to the purchaser or sent by registered mail or certified mail, return receipt requested, addressed to the purchaser at his or her last known address, and shall offer to repurchase the securities sold for a price equal to the full amount paid therefor plus interest thereon and less any income thereon as set forth in subsection A of
this Section.  Such offer shall continue in force for 15 days from the date on which it was received by the purchaser, shall advise the purchaser of his or her rights and the period of time limited for acceptance thereof, and shall contain such
further information , if any, as the Secretary of State may prescribe. Any agreement not to accept or refusing or waiving any offer made during or prior to said 15 days shall be void.
                          ...
Indiana

The Indiana Uniform Securities Law provides, in pertinent part:

Sec. 23-2-1-3 provides that it is unlawful for any purchaser to offer or sell any security in the state of Indiana unless (1) it is registered under the Act or (2) the security or transaction is exempted under the Act.

Sec. 23-2-1-19 of the Indiana Uniform Securities Act states, in pertinent part:

         "(a)   A person who offers or sells a security in violation of
         this Chapter . . . is liable to any other party to the transaction, who did not knowingly participate in the violation, who may sue either at law or in equity to rescind the transaction or to recover the consideration paid together, in either case, with interest as computed in subsection
         (g)(1)[8% per annum], plus costs and reasonable attorneys fees, less the amount of any cash or other property received on the security upon tender of the security by the person bringing the action or for damages if the person no longer owns the security. Damages are the amount that would be recoverable upon a tender less:

         (g)...No person may sue under this section: (1) if that person received a written order, before suit and at a time when the person owned the security, to refund the consideration paid together with interest (at 8% on that amount from the date of payment to the date of repayment,...

    (1) the value of the security when the buyer disposed of the security; and

    (2) the interest as computed in subsection (g)(1) [8% per annum] on the value of the security from the date of disposition."





Massachusetts

The Uniform Massachusetts Securities Act states, in pertinent part:

Section 301. Registration Requirement. It is unlawful for any person to offer or sell any security in the Commonwealth unless
(1) it is registered under this chapter or (2) the security or transaction is exempted under section 402.

Sec. 410. Civil Liabilities. (a) Any person who (1) offers or sells a security in violation of section ... 301 ... is liable to the person buying the security from him, who may sue either at law or in equity to recover the consideration paid for the security, together with interest at six per cent per year from the date of payment, costs, and reasonable attorney's fees, less the amount of any income received on the security, upon the tender of the security, or for damages if he no longer owns the security. Damages are the amount that would be recoverable upon a tender less the value of the security when the buyer disposed of it and interest at six per cent per year from the date of disposition....  No person may sue under this section
(1) if the buyer received a written offer, before suit and at a time when he owned the security, to refund the consideration paid together with interest at six per cent per year from the date of payment, less the amount of any income received on the security, and he failed to accept the offer within thirty day of its receipt....

Nevada

The Nevada Uniform Securities Act states, in pertinent part:

Sec. 90.460. Registration Requirement. It is unlawful for a person to offer to sell or sell any security in this state unless the security is registered or the security or transaction is exempt under this chapter.

Sec. 90.660. Civil Liability. 1. A person who offers or sells a security in violation of any of the following provisions: ...

(b) NRS 90.460;...is liable to the person purchasing the security. Upon tender of the security, the purchaser may recover the consideration paid for the security and interest at the legal rate of this state from the date of payment, costs and reasonable attorney's fees, less the amount of income received on the security...

Sec. 90.680. Offer of Rescission and Settlement. 1. Relief may not be obtained under subsection 1 of NRS 90.660 if, before suit is commenced, the purchaser:

    (a) Receives a written offer:

    (1) Stating the respect in which liability under NRS 90.660 may have arisen and fairly advising the purchaser of his rights of rescission;...





    (3) Offering to repurchase the security for cash, payable on delivery of the security, equal to the consideration paid, plus
interest at the legal rate of this state (     % per annum)
from the date of payment, less income received thereon...;

    (4) Stating that the offer may be accepted by the purchaser at any time within a specified period of not less than 30 days after the date of its receipt by the purchaser....

    (b)Fails to accept the offer in writing within the period
specified under subparagraph (4) of paragraph (a).
                          ...

    If, after acceptance, a rescission offer is not performed in accordance with either its terms or this section, the offeree may obtain relief under NRS 90.660 without regard to this section.

New Jersey

The New Jersey Uniform Securities Act states, in pertinent part:

Sec. 49:3-60 Conditions for Sales of Securities. It is unlawful for any security to be offered or sold in this State unless:

    (a) The security or transaction is exempted under section
3[49:3-50] of this act;

    (b) The security or transaction is not subject to, or is exempted from, the registration requirements of the Securities
Act of 1933 and the rules and regulations thereunder.

Sec. 49:3-71. Civil Liability... (a) Any person who

    (1) Offers or sells a security in violation of section...[49:3-60] of this act, ... is liable to the person buying the security from him, who may sue to recover the consideration paid for the security, together with interest at 12% per year from the date of payment and costs, less the amount of any income received on the security, upon the tender of the security and any income received on it, or for damages if he no longer owns the security...;
No person may sue under this section (1) if the buyer received a written offer, before suit and at a time when he owned the security, to refund the consideration paid together with interest at 12% per year from the date of payment, less the amount of any income received on the security, and he failed to accept the offer within 30 days of its receipt,...




New York

    Although the New York Blue Sky Law ("Martin Act") does not designate civil penalties for failure to comply with the registration requirements in the State of New York with respect to an interstate offering, New York residents that purchased the securities of the Company are also being offered rescission and return of their purchase price in the form of cash plus interest at the rate of 9% per annum by virtue of the determination that the federal registration statute may have been violated with respect to the Company's private offering and sale of the securities.

North Carolina

The North Carolina Securities Act states, in pertinent part:

Sec. 78A-24. Registration Requirement. It is unlawful for any person to offer or sell any security in this State unless (i) it is registered under this Chapter or (ii) the security or transaction is exempted under G.S. 78A-16 or 78A-17 and such exemption has not been denied or revoked under G.S. 78A-18....

Sec. 78A-56 Civil Liabilities. (a) Any person who:

    (1) Offers or sells a security in violation of ... Section 78A-24 is liable to the person purchasing the security from him, who may sue either at law or in equity to recover the
consideration paid for the security, together with interest at the legal rate 8% per annum from the date of payment, costs, and reasonable attorneys' fees, less the amount of any income received on the security, upon the tender of the security, or for damages if he no longer owns the security.
                          ...
    (g)(1) No purchaser may sue under this section if, before suit is commenced, the purchaser has received a written offer stating the respect in which liability under this section may have arisen and fairly advising the purchaser of his rights; offering to repurchase the security for cash payable on delivery of the security equal to the consideration paid,
together with interest at the legal rate (8%) as provided by
G.S. 24-1 from the date of payment, less the amount of any
income received on the security or, if the purchaser no longer owns the security, offering to pay the purchaser upon
acceptance of the offer an amount in cash equal to the damages computed in accordance with subsection (a); and stating that the offer may be accepted by the purchaser at any time within
30 days of its receipt; and the purchaser has failed to accept such offer in writing within the specified period....

Pennsylvania

The Pennsylvania Securities Act (the "Act") states, in pertinent part:

Sec. 201 generally provides that it is unlawful for any person to offer or sell any security in the state of Pennsylvania unless the security is registered under the Act or the security or transaction is exempted under the Act.

Sec. 502 of the Act states, in pertinent part:

         "(a) Any person who violates 201 . . . shall be liable to the person purchasing the security offered or sold in violation of 201 from him, who may sue either at law or in equity to recover the consideration paid for the security, together with interest at the legal rate [6%] from the date of payment, less the amount of any income . . . received on the security, upon the tender of the security, or for damages if he no longer owns the security. Damages shall be the amount that would be recoverable upon a tender less the value of the security when the purchaser disposed of it and interest at the legal rate [6% per annum] from the date disposition."

Sec. 504(d) under the Act states, in pertinent part:

         "No purchaser may commence an action under Section . . . 502, if, before suit is commenced, the purchaser has received a written offer:

    (i) stating the respect in which liability under such section may have arisen and fairly advising the purchaser of his rights; offering to repurchase the security for cash, payable on delivery of the security, equal to the consideration paid, together with interest at the legal rate from the date of payment, less the amount of any income ... received thereon, or, if the purchaser no longer owns the security, offering to pay the purchaser upon acceptance of the offer an amount in cash equal to the damages computed in accordance with 501(a); and

    (ii) stating that the offer may be accepted by the purchaser at any time within a specified period of no less than thirty days after the date of receipt thereof, or such shorter period as the commission may by rule prescribe; and the purchaser has failed to accept such offer in writing within the specified period."

South Carolina

The Uniform Securities Act of South Carolina states, in pertinent part:

Sec. 35-1-810. Registration or Exemption Required. It is unlawful for any person to offer or sell any security in this State unless (a) it is registered under this chapter or (b) the security or transaction is exempted under Section 35-1-310 or 35-1-320.

Sec. 35-1-1490. Liability to Buyers for Illegal or Fraudulent
Sales or Offers.

Any person who:

    (1) Offers or sells a security in violation of Section 35-1-
810,...
    Is liable to the person buying the security from him, who may sue either at law or in equity to recover the consideration paid for the security, together with interest at six per cent per year from the date of payment, costs, and reasonable attorneys' fees, less the amount of any income received on the security, upon the tender of the security, or for damages if he no longer owns the security.

Sec. 35-1-1530. Limitation of Actions- Effect of Offer to
Refund Consideration with Interest. ... No person may sue under
 ... section (35-1-1490) if the buyer received a written offer, before suit and at a time when he owned the security, to refund the consideration paid together with interest at six percent per year from the date of payment, less the amount of any income received on the security, and he failed to accept the offer within thirty days of its receipt...


    Method of Rescission

    The Company is now making an offer to repurchase the aforementioned securities for the value per share of An-Con which was exchanged for Aaron shares ($.392), plus legal interest from the date of exchange, as well as offering additional securities on behalf of the Company, a portion of the proceeds of which may be used to reimburse rescinding shareholders (in the event the Rescission Offer is accepted by investors).

    The Company has been advised by former principal shareholders and management of Aaron, consisting of such principal shareholders, management and their families which represented approximately 61% of the outstanding shares of Aaron (prior to the acquisition), that such shareholders have no intention of accepting the Company's rescission offer.

    The Company has estimated that as of March 31, 1996 its liability for repurchases of the An-Con shares from former Aaron shareholders pursuant to the Rescission Offer is $1,331,800 plus estimated interest of approximately $60,000 as of March 31, 1996. As of March 31, 1996 the Company's cash position was $80,400. Accordingly, the Company does not possess the necessary funds to repurchase all of the shares with respect to this Rescission Offer. The Company intends to offer to the public up to 500,000 shares of Common Stock, a portion of the proceeds of which may be used to cover any obligation to shareholders that may accept the Rescission Offer. If the Rescission Offer is not accepted, as believed by management, the Company shall de-register and not offer its shares for sale pursuant to this Prospectus.

    Within five days after the effective date of this prospectus, the Company will distribute through the United States
Registered Mail, Return Receipt Requested, this prospectus together with a written proposal offering a choice to Aaron shareholders to accept or reject the Company's Rescission Offer ("Proposal to Accept or Reject Rescission Offer") pursuant to the terms set forth in this prospectus.

    The proposal and prospectus will be accompanied by instructions indicating the purpose of the proposal, how much is being offered for their shares, and the interest rate payable until they are paid by the Company. The instructions accompanying the form and prospectus shall require that shareholders fill out and execute the form evidencing their choice to "accept" or "reject" the Rescission Offer and return it to the Company at its principal offices at 7100 30th Avenue North, St.
Petersburg, FL 33710.

    Those stockholders who choose to waive the Rescission Offer should check the appropriate space and sign the form sent with the Proposal to Accept or Reject the Rescission Offer and return it to the Company. All Rescission Offerees who reject the Rescission Offer will not lose whatever rights they may have before the expiration of the federal or applicable state statute of limitations.

    All stockholders choosing to rescind their purchase or acquisition for the consideration paid (a return of the value of their Aaron shares exchanged plus applicable interest thereon, shall check the appropriate space on the application, sign it and return it to the Company. Upon termination of the thirty day rescission period and subject to any amendments to the prospectus as a result thereof, the Company intends to offer its securities to public investors (over a period of thirty days following the Rescission Offer) to provide any additional funds necessary to pay Rescission Offerees, and upon the termination thereof, any Rescission Offerees that have accepted rescission and have not yet been paid, if any, will be contacted by the Company. The acceptance of the offer of rescission shall become effective against the Company upon its receipt of the form accompanying the "Proposal to Accept or Reject Rescission Offer" properly executed by the rescinding shareholder.

    Rescission Tender Procedure

    Upon effectiveness of this Prospectus, all former Aaron shareholders shall receive the An-Con shares presently held in escrow for their benefit. Those shareholders choosing to rescind shall then follow the procedures set forth above. At the conclusion of the Rescission Offer and subject to availability of cash, accepting shareholders will be contacted by the Company and instructed to tender the shares by signing the certificates (on the back and noting thereon that the same is for "rescission"), and sending it registered mail, return receipt requested, to the Company for payment, including applicable interest thereon.

    In the event the Company does not have sufficient funds to repurchase the rescinded shares, beneficial owners of such certificates will be contacted by the Company, and shall be instructed to hold such certificates until the Company has the necessary cash for the purchase of such tendered shares. Those stockholders may have to wait an undetermined period of time before receiving payment. However, rescinding shareholders will receive accumulated interest from the date of their purchase to the date of the actual payment by the Company for the rescinded shares in accordance with the state mandated interest rate of their state of residence. Since each rescinding shareholder owns restricted shares, until receipt of payment from the Company, he may not otherwise sell or transfer such shares in the open market or otherwise. The foregoing prohibition applies notwithstanding the Company's inability to pay the offered price at time of completion of the Rescission Offer. Until paid in full by the Company, rescinding shareholders will be deemed to be creditors of the Company and shall retain their stock certificates as security for payment; however they will maintain all rights as shareholders of the Company including voting rights until such time as they are paid in full and all such stock is redeemed. In addition, the Company intends to issue a non-negotiable "Acknowledgment of Indebtedness" acknowledging the principal amount owing to the rescinding shareholder plus statutory interest (as mandated by the state of residence of the rescinding shareholder) to any rescinding shareholder who is not paid within 30 days after completion of the Rescission Offer. This Acknowledgment of Indebtedness will then be surrendered by the rescinding shareholder together with the stock certificate at the time of actual payment by the Company. However, in the event any rescinding shareholder is not paid in full by the Company within 180 days of the date of this prospectus, then such shareholder may (a) utilize any exemption under the federal securities law, if available, to sell their shares (or balance of shares remaining) and if the proceeds thereof are less than the amount payable pursuant to the Rescission Offer, such shareholders shall remain creditors of the Company and each will receive a replacement Acknowledgment of Indebtedness for the balance remaining; and/or (b) choose to commence suit for the amount of indebtedness in order to hasten payment and to preserve their rights before the expiration of any relevant
statute of limitations.   Upon sale of any shares pursuant to
(a) above, each selling shareholder will be required to deliver the Acknowledgment of Indebtedness pending such sale, and, if the proceeds of sale are less than full payment of the amount due under the Rescission Offer, upon providing evidence of the foregoing a new Acknowledgment of Indebtedness will be issued for the balance and delivered to the rescinding shareholder.
In addition, as a condition to payment in full by the Company, the Acknowledgment of Indebtedness must be relinquished to the Company by the rescinding shareholder prior to such payment in full.

    All shareholders accepting rescission that are not paid by the Company will not be deprived of their rights by virtue of any state or federal statute of limitations and may pursue other causes of action against the Company, in any court of competent jurisdiction, for the value of the consideration paid plus appropriate interest thereon. All shareholders who reject this offer to rescind their shares will also not lose their rights to pursue recovery of their investment with applicable interest thereon before any appropriate statute of limitations expires and may have rights to pursue other causes of action against the Company, in any court of competent jurisdiction, for the amount paid plus applicable interest thereon.

    Under federal law, refusal or failure to accept or reject the offer of rescission will not terminate the stockholder's rights to seek rescission before the expiration of the applicable federal statute of limitations. Generally, the federal statute of limitations for enforcement of rights by a shareholder to rescind a purchase which may have been sold in violation of the registration requirements of the federal securities laws is within one year from the date of the purchase. In addition, the present stockholders may have the right to pursue other causes of action against the Company, either at law or in equity, in any court of competent jurisdiction on other grounds. These actions, if any, may be subject to different statutes of limitations.

    The Company believes that few, if any, shares will be tendered as a result of this Rescission Offer, because of the progress made by the Company and because the price per share in the public market is presently higher than the amount recoverable through rescission. However, no assurance can be given concerning the foregoing. If a majority of investors chooses to accept the Rescission Offer and have their shares reacquired by the Company at the designated price per share, together with applicable interest as mandated by the state of their residence, and a significant amount of the shares offered by the Company in the Companion Prospectus are not sold, there could be a material adverse effect on the Company's cash position and operations. See "Financial Statements" and "Management's Discussion and Analysis of Financial Condition and Results of Operations".

   Federal Income Tax Consequences of The Rescission Offer

    The following are the general tax consequences of acceptance of the Rescission Offer. We suggest that rescission offerees contact their tax advisors to determine their respective tax consequences.

    Pursuant to IRC Section 368(a)(1)(E), an acquisition will be tax-free if it is the acquisition by one corporation, in exchange solely for its voting stock, of the stock of another corporation, if immediately after the acquisition, the acquiring corporation is in control of the acquired corporation. The statutory language provides that for this transaction to be tax-free, An-Con must use solely its voting stock to acquire the voting stock of Aaron and must be in control of Aaron after the acquisition. Based on the facts provided An-Con has acquired 100% of Aaron's stock solely in exchange for its voting stock and therefore the transaction would meet the statutory tests for tax-free treatment to both An-Con's and Aaron's shareholders.

    However, if the shareholders of Aaron elect to accept rescission from An-Con, then the tax-free nature of the transaction shall be destroyed for those shareholders. The additional payment could be treated as consideration and thereby cause the transaction to no longer be an exchange of solely voting stock of the acquiror.

    An acceptance of rescission by an Aaron shareholder involves the sale of his (her) An-Con shares back to An-Con. Generally, the sale of a security can result in a gain or loss measured by a comparison of the purchase price to the sales price. The difference between a shareholder's purchase price (tax basis) and the sales price yields a realized gain or loss. A capital gain or loss results if the security sold is a capital asset as defined in IRC Section 1221. The long or short term character of the gain or loss is dependent upon the length of time the stock was held. Stockholders accepting the Rescission Offer who paid cash for their stock will determine their gain or loss by a comparison of the proceeds received under the Rescission Offer to the tax basis of the stock. Any resulting gain or loss should be recognized by the shareholder for tax purposes.

    Aaron's shareholders are encouraged to have their own personal tax consultant review their investment in order to determine the particular tax consequences to them.

                       MANAGEMENT
    The following table sets forth the present management of the Company, their respective ages, positions and period they have served as directors.

Name            Age Position                        Director
                                          since

J. Robert Saron*    43                   Chairman of the Board
                    Chief Executive
                    Officer, Director      August, 1994

Andrew Makrides 54  President, Director    December,1982

Joseph F. Valenti   79                Director            October, 1995

George W. Kromer    55                Director            October, 1995

Delton Cunningham   31                   Secretary, Treasurer
                    Chief Financial Officer              --

Tsang Yang Tseng    48                   Vice-President           --
                    Far East Affairs

Robert Speiser, the former Chairman of the Board, resigned as an officer and director on March 20, 1995 and became a consultant to the Company. See "Certain Relationships and Related Transactions".
* Replaced Robert Speiser as Chairman and CEO on March 20,
1995.

J. Robert Saron, age 43, President and Chairman of the Board holds a Bachelors degree in Social and Behavioral Science from the University of South Florida. From 1971 through 1979 Mr. Saron served in various capacities with Saron Pharmaceutical Corporation and Home Breathing Care, Inc. In 1979 Saron Pharmaceutical Corporation and Home Breathing Care, Inc. were acquired by Key Energy Enterprises, Inc. and were renamed Key Medical, Inc. Mr. Saron was named Vice President of Key Medical, Inc. and served on the Board of Directors of Key Energy Enterprises, Inc. In 1983 Mr. Saron became President of Key Medical, Inc. In January 1984 Mr. Saron joined Suncoast Medical Manufacturing, Inc. In 1985 Suncoast acquired Key Technologies, Inc. and Mr. Saron became Vice President of the Corporation. From 1988 to present Mr. Saron has served as President and director of Aaron Medical Industries, Inc. (formerly Suncoast Medical Manufacturing, Inc.). In March, 1995 Mr. Saron was elected Chairman and Chief Executive Officer of An-Con Genetics, Inc.

Andrew Makrides, age 54, President, member of the Board of Directors, and former Chairman, received a Bachelor of Arts degree in Psychology from Hofstra University and a JD Degree from Brooklyn Law School. He is a member of the New York Bar and has practiced law from 1968 until joining An-Con Genetics, Inc. as Executive Vice President and director, in 1982. Mr. Makrides became President of the Company in 1985 and has served as such to date.

Delton N. Cunningham, age 31, Vice President and Chief Financial Officer holds a Bachelor of Science in Accounting from the University of Florida. He is a Certified Public Accountant and is a member of the American Institute of Certified Public Accountants and the Florida Institute of Certified Public Accountants. Mr. Cunningham began his career with the Miami office of Arthur Andersen & Company. In June of 1991 Mr. Cunningham joined Aaron Medical Industries, Inc., as the Company's Chief Financial Officer. In June of 1992 Mr. Cunningham became Vice President of Aaron Medical Industries, Inc. and in April of 1993 he was elected Corporate Secretary of Aaron by the Board of Directors.

Tsang Yang Tseng, age 48, is a medical doctor and the owner of several medical clinics in Taiwan and has other business operations in Far East Asia. Currently he also serves as the Vice President in charge of Far Eastern affairs for the Company.

Robert Speiser, was initially an unpaid consultant to the Company in June of 1989, and became Chief Executive Officer ("CEO") in 1990. He was appointed Chairman of the Board of Directors ("Chairman") in May 1992. On March 20, 1995, Mr. Speiser resigned as the Chairman and CEO and agreed to remain as a consultant to the Company. As of the date of this prospectus Mr. Speiser is no longer a consultant for the Company (See "Certain Transactions").

Joseph F. Valenti, age 79 filled a vacancy on the Board of Directors on October 1, 1995. He is the former Vice-President of the International Division of Aaron Medical Industries, Inc. having retired on January 1, 1995 from that position. He continues to be the principal shareholder and chief executive officer of Valpex International Corporation, a company which is wholly owned by him, engaged in the import of products. This import company is a major supplier of the Company's light bulbs which are used in the Company's various manufactured products. The prices paid by the company for the products are competitive with those from other sources. He received a Bachelor of Arts Degree in Languages from the College of the City of New York in 1939. He has been associated with Aaron Medical Industries, Inc. and its predecessor companies since 1980 and was charged with developing the international sales department and increasing exports sales on behalf of Aaron.

George W. Kromer, Jr., age 55 filled a vacancy on the Board of Directors and became a director on October 1, 1995. Mr. Kromer is a Senior Financial Correspondent for "Today's Investor" and is utilized as a consultant by a number of companies whose shares are listed on the American Stock Exchange and in the Over-the-Counter market. An-Con has also retained Mr. Kromer on a month-to-month basis as a consultant in addition to his capacity as a director. He has been writing for financial publications since 1980. He received a Master's Degree in 1976 from Long Island University in Health Administration. He was engaged as a Senior Hospital Care Investigator for the City of New York Health & Hospital Corporation from 1966 to 1986. He also holds a Bachelor of Science Degree from Long Island University's Brooklyn Campus and an Associate in Applied Science Degree from New York City Community College, Brooklyn, New York.


REMUNERATION
Item 10.
The following table sets forth the compensation paid to the executive officers of the registrant for the three years ended December 31, 1995:


        Annual Compensation
  A        B     C        D       E


Name and                                        Other(a)
Principal                        Annual
Position Year   Salary  Bonus    Compensation

Robert Saron
CEO(e)     1995  $116,000      $39,600   $23,700

Andrew Makrides
President(e)         1995       77,000    11,800    8,000
           1994    62,500     126,500(d)  14,000
           1993     3,500             --  14,000

Moshe Citronowicz
           1995    97,000       11,800     8,000

Delton Cunningham
Treasurer(e)         1995       82,900     8,800    8,000

Robert Speiser
CEO(Former)1995    12,500          -0-     8,000
           1994    84,850    235,000(d)   13,100
           1993     6,500          --      6,000

(continued on page 45)











REMUNERATION (continued)
                    Annual Compensation      Long Term Compensation

                       F       G        H      I
                       Awards                  Payouts
                                 Restricted Stock Options
                                      LTIP      All other
              Year     Awards    SAR'S   Payouts          Compensation
Name and
Principal
Position
Robert Saron
CEO(e)      1995       $--        --       --       --

Andrew Makrides
President(e)1995       $--        --       --       --
            1994       $--        --       --   $2,700
            1993       $--        --       --    2,700

Moshe Citronowicz
            1995       $--        --       --       --

Delton Cunningham
Treasurer(e)1995       $--        --       --       --

Robert Speiser
CEO(Former) 1995       $--       $--       --   47,000(c)
            1994        --        --       --           36,400(b)
            1993        --        --       --              22,600
(a) Other compensation includes health insurance for officers and the personal use of an auto by each of the above named officers. The exact amount of personal use auto benefit cannot be determined and was estimated to be less than $10,000 in any one year.
(b) Includes $22,350 paid to Mr. Speiser in his capacity as Chairman of the Board of Directors of Aaron.
(c) Mr. Speiser resigned on March 20, 1995, as an officer of An-Con and Aaron and became a consultant to the Company at $4,000 per month plus use of an auto, office space and medical insurance. He received
$47,000 in consulting, medical and auto expenses. His contract was for one year to end March 20, 1996.
(d) Mr. Makrides and Mr. Speiser received a total of 1,205,000 shares for services valued at $126,500 and $235,000 respectively.
(e) Refers to employment contracts discussed below.

    There is no contract or arrangement for the Board of Directors to be compensated in their capacities as Board members. The Company Board of Directors presently consists of Robert Saron
(CEO), Andrew Makrides (President), Joseph F. Valenti and
George W. Kromer, Jr.  Mr. Saron is also CEO of Aaron.  Mr.
Kromer has been retained on a month-to-month basis pursuant to a verbal agreement as a financial and public relations consultant by An-Con for the past nine months at an average monthly fee of $450.

Employment Contracts

    On the 8th of September, 1995, the Company entered into an employment agreement with J. Robert Saron providing for Mr. Saron to act as an executive employee of the Company. The agreement is for a period of 5 years and provides for compensation in the amount of $118,335 per year plus additional amounts for automobile allowance ($600 per month) and a bonus equal to 10% of the Company's pre-tax profits in excess of the first $200,000 of profit in any given year. The agreement also provides for annual cost of living percentage increases as to salary and automobile allowance. In addition to the foregoing, the agreement provides for a vacation of three weeks per year, reimbursement of business expenses, group insurance and life insurance. The agreement may be terminated (a) upon the death of Mr. Saron, or (b) on thirty (30) days notice by Mr. Saron to terminate, or (c) by the Company, (i) without cause, upon the majority approval of the Board of Directors on thirty (30) days written notice (wherein the Company shall be obligated to pay the employee compensation under the agreement for the balance term of the agreement) and (ii) the employee may elect, in lieu of (i) above, to cancel his agreement and obtain severance payments equal to three times the annual salary and bonus in effect during the month preceding such termination; or (d) by the Company for cause, if during the time of employment, the employee violates the covenant not to compete provisions of the agreement, or is found guilty of a felony or crime of moral turpitude. The agreement provides for a covenant not to compete directly or indirectly against the Company for a period of one year. Such agreement also provides for indemnification of Mr. Saron for any liability while acting as an officer and director of the Company except in the instances where it is determined by a court of competent jurisdiction that (a) he has breached his duty of loyalty to the corporation or the shareholders, or (b) acted not in good faith or intentionally improperly, or (c) paid unlawful dividends or made unlawful stock purchases or redemptions, or (c) otherwise engaged in a transaction in which he received improper personal benefit against the interests of the corporation or its shareholders.

    On September 8, 1995, the Company also entered into a similar employment agreement with Andrew Makrides, President, for a period of 5 years and providing for annual compensation in the amount of $78,500, a monthly automobile allowance of $500 per month, and bonuses equal to 3% of the Company's pre-tax profits in excess of the first $300,000 of profits in An-Con Genetics, Inc. and annual cost of living percentage increases. In all other respects the agreement is similar to that of Mr. Saron set forth above.

    Effective September 8, 1995 the Company entered into a similar 3-year executive employment agreement (the "Agreement") with Delton N. Cunningham, as Vice-President and Secretary of the Company. Mr. Cunningham has also been appointed Treasurer and Chief Financial Officer of the Company. The Agreement provides for one year extensions unless written notice of termination is provided by the Company nine months prior to the termination date and contains termination provisions similar to those of Messrs. Saron and Makrides. The Agreement also provides for a salary of $75,000 per year, a monthly automobile allowance of $500, a bonus equal to 3% of the Company's pre-tax profits in excess of $300,000, 3-weeks paid vacation, reimbursement of expenses, and group medical insurance. The Agreement contains a one-year non-compete covenant commencing upon termination of employment.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF AN-CON

    The following table sets forth certain information as of March 31, 1996, with respect to the beneficial ownership of the Company's common stock by all persons known by the Company to be the beneficial owners of more than 5% of its outstanding shares, by directors who own common stock and by all officers and directors as a group.

                           Number of Nature    Percentage of
Name and           Title          Shares     of        outstanding
Address            of Class    Owned(i)   Ownership      Shares

Andrew Makrides  Common Stock  441,667   Beneficial   5.4%
 (v)
255 3rd St.
St. James, New York

Tsang Yang Tseng Common Stock       666,667   Beneficial      8.2%
 (v)
190-1 Ming-Chun Road
Chi-Yi, Taiwan

Robert Speiser   Common Stock     753,333   Beneficial  9.3%
 (ii)(v)
1340 Boca Ciega
Isle Drive
St. Petersburg,
Florida 33706

Dr. Louis F.
Powell         Common Stock         422,587    Beneficial        5.2%
 (vi)
202 Bluffview Drive
Belleair, FL  34640

J. Robert Saron            Common Stock        487,385           Beneficial 6.0%
(iii)
Ashley Drive
Seminole, FL 34642

Delton Cunningham        Common Stock           74,946        Beneficial   .9%
 (iv)
7500 Normandy Ct.
Seminole, FL 34642


George W.
 Kromer Jr.    Common Stock   35,000    Beneficial               .4%
5 Elm Court
Selden, NY  11784(i)

Joseph F. Valenti          Common Stock 92,206 Beneficial        1.1%
5700 Mariner Street
Tampa, FL 33609(i)

All Officers   Common Stock   1,797,871        Beneficial        22%
and Directors as a
Group (6 persons)
  (ii)

(i) Based on 8,141,436 shares outstanding as of March 31, 1996, which is inclusive of the shares issued and held in escrow for the benefit of Aaron shareholder's and 337,000 shares reserved and underlying warrants issued to employees including 30,000 warrants to Robert Saron, 20,000 warrants to Andrew Makrides, 20,000 warrants to Delton Cunningham, 35,000 warrants to Joseph Valenti, and 35,000 warrants to George Kromer.

(ii) Mr. Robert Speiser resigned as the Company Chairman and
Chief Executive Officer on March 20, 1995.

(iii) Robert Saron, who replaced Mr. Speiser as Chairman, is the President and a director of Aaron Medical Industries, Inc. As a result of the exchange of shares pursuant to the Acquisition Agreement, Mr. Saron is the beneficial owner of 432,385 additional shares of An-Con (in addition to the 25,000 shares he had received prior to the merger).

(iv) Delton Cunningham received 44,946 shares of An-Con as a result of the exchange of shares in addition to the 10,000 shares issued to him in connection with services rendered to An-Con.

(v) During 1994, two transactions took place that materially changed shareholders' control of the Company:

    (a) Robert Speiser, a former officer and director of the Company and Andrew Makrides, an officer and director of the Company, received an aggregate of 1,205,000 shares of common stock during the second quarter of 1994 effectively giving them, at that time, 29.887% of the outstanding shares of the Company.

    (b) During the third quarter of 1994 the Company sold 666,667 shares of common stock to a foreign investor which constituted
16.5% of the outstanding shares of the Company, at the time of issue.

(vi) Dr. Louis F. Powell is a director of Aaron and as a result of the exchange of shares pursuant to the Acquisition
Agreement became the beneficial owner of 422,587 of An-Con shares.

See "Certain Transactions".

                 CERTAIN TRANSACTIONS

Purchase of Aaron Medical Industries, Inc.

    On June 10, 1993, a letter of intent was entered into whereby all of the outstanding shares of Aaron were to be exchanged for shares of An-Con resulting in Aaron shareholders owning 49% of the outstanding shares of An-Con on a fully-diluted basis as of the closing date. The agreement further provides that Aaron shall operate as a wholly-owned subsidiary having two directors; one designated by the present An-Con management and one designated by the present Aaron management. The An-Con shares issued for Aaron shares shall be held by an Escrow Agent for the benefit of Aaron shareholders for delivery upon effectiveness of a registration statement.

    The agreement was restated and further amended on April 14, 1995 and November 20, 1995 and the former Aaron shareholders are being asked to ratify these changes. The Acquisition Agreement as amended deleted the 80% condition that Aaron shareholders would receive 80% of the combined company if An-Con could not raise the required funds and merely contained the provision whereby An-Con covenanted to provide up to a total of $1,000,000 in funding for Aaron, now the wholly owned subsidiary of An-Con. Due to possible adverse tax consequences to former Aaron shareholders, this covenant was later deleted in the November 20, 1995 restated and amended agreement, (the "Final Acquisition Agreement") which is the agreement that is being presented to the former shareholders of Aaron and is the subject of a registration statement. The Final Acquisition Agreement is being presented to the former shareholders of Aaron for ratification or, in the alternative, if they so choose, to dissent and request fair value at $.22 per Aaron share or $1,331,800 in lieu of An-Con shares pursuant to the exchange.

    For the calendar year ended December 31, 1995, An-Con had advanced shares of its Common Stock valued at $78,000 for the benefit of Aaron. The agreement as amended has deleted all references to the $1,000,000. After consulting with tax counsel it was determined that it was in the best interests of shareholders and the Company to delete the aforementioned as part of the acquisition and the Acquisition Agreement was so amended in November, 1995.

Cash and Other Transactions with Aaron

    During 1993 there were no cash transactions directly between the Companies. In 1994 a total of $226,000 was contributed in cash by An-Con to Aaron. In addition in 1995 An-Con contributed 60,000 shares valued at $78,000 to Aaron in connection with its purchase of its present premises. During 1994 and 1995 Aaron advanced to An-Con for operating purposes a total of $140,100. In addition to the foregoing Aaron paid an aggregate of $47,200 of expenses of Robert Speiser of which $24,900 was charged by An-Con to Mr. Speiser's loan account and $22,300 was expended by An-Con as general and administrative expenses.






Conversion of Debt

    In January 1994, the Company issued 236,066 shares and the equivalent number of warrants to convertible promissory noteholders in redemption of $358,900 in promissory notes. The warrants were called by the Company and 202,001 warrants were exercised for a total of $247,100 in cash and $44,000 in subscriptions receivable.

Consulting Compensation Plan

    On June 24, 1994, An-Con filed a registration statement on Form S-8 covering a total of 435,000 shares of Common Stock issued and issuable pursuant to the Company's 1994 Services and Consulting Compensation Plan (the "Plan"). A total of 350,000 of such shares underlie and relate to 350,000 restricted warrants to purchase a like number of shares of Common Stock of the Company at $1.50 per share which warrants were issued for management consulting and legal consulting services pursuant to the Plan. The balance of 85,000 shares issued under the Plan and registered were for corporate legal and litigation services. Of the shares underlying the warrants, 120,500 were issued and delivered pursuant to exercise of the warrants. In October, 1994, the Company rescinded its consulting arrangements with 2 of the consultants that were issued restricted warrants and cancelled 214,500 of the restricted warrants in connection therewith. In May, 1995, 214,500 shares underlying such warrants were deregistered.

Purchase of Multi-Function Cautery Device

    In 1994, the Company purchased the technology for a multi-functional cautery device for 91,350 shares of restricted common stock valued by the Company at $59,400. The Company, through its Aaron subsidiary, has developed and test marketed the device and will be shipping orders in the second quarter of 1996.

Sale of Common Stock

    In connection with an offering of 666,667 shares of common stock by the Company pursuant to Regulation S, an investor purchased all the shares offered at a price equal to 75% of the market value of the shares at the close of business on August 26, 1994. The Company received $1,000,000 and paid $150,000 in commissions. The investor agreed that the 666,667 shares of common stock of An-Con Genetics, Inc., subscribed for pursuant to an agreement dated June 19, 1994, shall be held for investment and not with a view to the unlawful distribution thereof by the investor and shall not be sold for a minimum period of 18 months.

    The Company agreed to cooperate fully in the application and petition of the investor for permanent U.S. status and the issuance of a permanent green card pursuant to U.S. Immigration and Naturalization Service ("INS") Regulation Section 204.6 relating to the Fifth Employment-Based Preference For Alien Investors In a New Commercial Enterprise. The Company is also obliged, over a period of two years, to create ten full-time positions for qualified employees pursuant to a business plan. The Company has already hired the 10 new employees and is presently in compliance with the terms of the agreement. Any future transactions involving the INS and the investor are not deemed significant.

Transactions with Officers

Robert Speiser, the former Chief Executive Officer (CEO) and Andrew Makrides the President made cash loans to the Company during the period October 12, 1990 to December 31, 1993 of $159,000 and $21,500, respectively. In addition to these loans, Mr. Speiser advanced his own cash of $76,100 in the form of loans for product development, travel and other expenses. Interest on these loans has accrued at 9% to 12% per annum from inception. During 1995 Mr. Speiser received $90,700 in re-payment of principal on his loan. As of December 31, 1995, the books of the Company reflected a principal balance due of $-0-on loans to Mr. Speiser and Mr. Makrides. The sole balance reflected by the Company's books is approximately $80,000 which is currently disputed by the Company.

In 1992, in order to deter threatened action against the Company by the landlord to file a judgment for rent arrears of $41,700, Mr. Speiser obtained a consent judgment against the Company in favor of himself in the Counties of Suffolk and Westchester for $92,239 and $190,957 respectively, inclusive of interest to December 31, 1992. On March 29, 1993 and in subsequent letters of instruction to the Sheriff of Suffolk County, Mr. Speiser requested that the execution of the above-mentioned judgments be held in abeyance until August 30, 1993. As of February 28, 1994, the execution order had expired.

Mr. Speiser has stated he does not intend to enforce this judgment and will place it in trust for the benefit of the Company. As of this date, the landlord has rescinded the outstanding debt and entered into a new lease with the Company. However, notwithstanding the removal of the threat by the landlord and repayment of the principal amount loaned to the Company in the past, Mr. Speiser has not yet issued satisfactions on the judgments against the Company as of the date hereof. The Company has requested that Mr. Speiser issue and deliver the satisfactions in favor of the Company and is currently in negotiation with Mr. Speiser.

In January, 1992, the Company had entered into 5-year employment agreements as amended February, 1993, wherein the Company had accrued $310,000 in salaries to its Chief Executive Officer and President for $175,000 and $135,000, respectively. The agreements, as amended, also called for incentive stock options of 8 million and 4 million, for Messrs. Speiser and Makrides respectively, at $.001 per share, pre reverse split of 1 for 15. The agreements were terminable upon a lump-sum severance of an amount equal to three times the executive's annual salary and bonus in effect the month preceding such termination.

In 1994, the aforesaid officers voluntarily rescinded their employment contracts and incentive stock options. Mr. Makrides was then awarded a new employment contract for 3 years and 421,667 (post-split) shares of the Company valued at $126,500. (This agreement was later voluntarily cancelled by Mr. Makrides on September 5, 1995). However, Mr. Makrides was issued 421,667 shares in March, 1994 in consideration of his waiver of prior accrued salaries due. No other employment agreement was signed with Mr. Speiser, but in March, 1994 he had received 783,333 shares of the Company valued at $235,000 in consideration for his waiver of prior accrued salaries due. (See Executive Compensation.)

On March 20, 1995 Mr. Speiser, at the request of the Board of Directors, resigned his position as chairman and CEO. The Board determined that Mr. Speiser had allegedly taken certain actions without the consent of, or without making full disclosure to, the Board. Such actions consisted of, among other things, (i) a preferential use of a significant amount of the Company's cash funds for repayment of certain indebtedness of the Company to himself (at a time that funds were needed for other obligations, creditors and operational needs of the corporation), (ii) caused issuance by Aaron to himself of warrants to purchase shares of Aaron (prior to the acquisition) without advising or receiving the consent of the Board of Directors of the Company, and (iii) generally not apprising the Board of Directors of his acts or plans concerning the Company. At the time of resignation, Mr. Speiser signed a one-year consulting agreement with Aaron and the Company, which provided for, among other things, a monthly reduction of his outstanding loan to the Company, a $1,500 per week retainer (to be reduced to $1,250 per week during last 6 months of the agreement), a commission on funding introduced by him to the Company pursuant to formula. The Company has requested receipts from Mr. Speiser for expenses submitted which were made part of the Company's outstanding loan indebtedness to Mr. Speiser. Mr. Speiser is presently not employed by the Company in any capacity.

During the first quarter of 1996, pursuant to the Company's 1996 Employee Stock Incentive Plan, the Company's board of directors authorized issuance of warrants to employees, officers and directors. A total of 337,000 warrants for the purchase of 337,000 shares of Common Stock of the Company were issued and the Board reserved a total of 337,000 shares of Common Stock issuable upon exercise of the warrants. The warrants are exercisable at a price of $1.25 per share for a period of five years. As of the date of this prospectus, no warrants have been exercised.


                   LEGAL PROCEEDINGS

On December 29, 1992, Robert Speiser, the then Chief Executive Officer of An-Con, obtained a Confession of Judgment in the Supreme Court, State of New York, Counties of Suffolk and Westchester for amounts due on loans to the Company of $92,239 and $190,957 inclusive of interest at 12% to May 27, 1992 and
9% thereafter.   These loans represent amounts claimed by Mr.
Speiser to have been expended on behalf of the Company and funds loaned to the Company. As reported to the Board of Directors, Mr. Speiser's actions were motivated solely to deter threatened action by the landlord to file a judgment at that time of $41,700 in rental arrears. Mr. Speiser has indicated that he does not intend to enforce this judgment. On March 29, 1993 and in subsequent letters of instruction to the Sheriff of Suffolk County, Mr. Speiser requested that the execution of the above-mentioned judgments be held in abeyance for a 60 day period, until August 30, 1993. On February 28, 1994, the executive order expired. As of December 31, 1995, the Company had repaid $235,100 of the principal amount upon which the aforesaid judgments were based. See "Certain
Relationships and Related Transactions".

A lawsuit was commenced against the Company by Frank Scura, a non-affiliated person in the Supreme Court of the State of New York, Suffolk County, in December 1991 alleging breach of a financial consulting agreement and seeking damages of $3,000,000. In 1993, a settlement had been reached between the parties whereby the Company had agreed to issue 100,000 (pre-split) shares to the plaintiff in full settlement of any and all claims. Mr. Scura subsequently refused to execute the stipulation of settlement. The Company has taken the position that Mr. Scura's claim has no merit and does not present a material contingent liability.

On March 14, 1996 MegaDyne Medical Products, Inc. a Utah Corporation filed a complaint for injunctive relief and damages for patent infringement (35 USC.S. 271) in the U.S. District Court, District of Utah, Central Division. MegaDyne asserts that the Company has used its process for creating an Electro-surgical knife coated with a non-stick material. MegaDyne states that it is entitled to an accounting from the Company and to recover the damages allegedly sustained by MegaDyne as a result of infringing its product. Such damages allegedly include, but are not limited to, lost sales and profits due to sales of the infringing products and a reasonable royalty for use of the patented invention. MegaDyne claims it is presently unable to ascertain the full extent of monetary damages it has suffered by reason of Aaron's aforesaid acts of infringement. The Megadyne complaint also seeks (i) a preliminary and permanent injunction, (ii) accounting of all sales, (iii) compensatory and punitive damages and (iv) legal fee reimbursement. The Company has filed an answer denying the allegations and pleading numerous affirmative defenses, including, but not limited to, defenses questioning the validity of the plaintiff's patent for failure to comply with various sections of the U.S. Patent Law. In addition the Company has counterclaimed for an accounting, dismissal of plaintiff's complaint, a declaratory judgment declaring Aaron's right to manufacture the blades in question, an injunction prohibiting plaintiff from threatening the Company and its customers with infringement, and for attorney's fees.

As of March 31, 1996 the Company sold approximately $90,000 of Resistick. The Company counsel claims that scientific testing demonstrates that the Company's electro-surgical blade does not infringe MegaDyne's patent in that the Company's blade is resistive in nature as opposed to Megadyne's which is allegedly capacitive.

           DESCRIPTION OF AN-CON SECURITIES

Common Stock of An-Con

   General

The authorized capital stock of An-Con consists of 15,000,000 shares of common stock. The holders of the shares of common stock (i) have equal ratable rights to dividends from funds legally available therefor, when as and if declared by the board of directors of An-Con; (ii) are entitled to shares ratably in all the assets of An-Con available for distribution of holders of common stock upon liquidation, dissolution or winding up of the affairs of the Company, (iii) do not have preemptive, subscription or conversion rights and there are no redemption or sinking fund provisions applicable thereto. Such shares are entitled to one vote per share in all matters which the shareholders are entitled to vote upon at all meetings of shareholders. All shares of common stock which are the subject to this offering, when paid for, will be fully paid and non-assessable.

   Non-Cumulative Voting

The holders of shares of common stock of An-Con do not have cumulative voting rights which means that the holders of more than 50% of such outstanding shares can elect all of the directors to be elected and thus the holders of the remaining shares will not be able to elect any of An-Con's directors. Upon the consummation of the Acquisition and effectiveness of this Prospectus, the present shareholders of An-Con (exclusive of the Aaron shareholders exchanging their shares) will own at least 50% of the outstanding shares and will be in a position to elect all of the members of the Board of Directors. (See "Risk Factors" and "Principal Shareholders").

   Dividends

An-Con has not paid any cash dividends in the past, and any dividends to be issued in the future will rest within the discretion of the Board of Directors and will depend, among other things, upon An-Con's earnings, its capital requirements and financial conditions, as well as other relevant factors. The Company has not paid cash dividends since its inception and presently does not intend to pay dividends in the foreseeable future, but intends to retain all earnings, if any, for use in its business operations.

   Debentures

The Debentures have been issued under an indenture (the "Indenture") dated as of February 17, 1987, between An-Con and Continental Stock Transfer & Trust company, as Registrar (the "Debenture Registrar"). The following summaries of certain provisions of the Indenture do not purport to be complete and are subject to and are qualified in their entirety by reference to all of the provisions of the Indenture, including the definitions therein of certain terms. Whenever particular provisions or defined terms of the Indenture are referred to, such provisions or defined terms are incorporated herein by reference.

Over the years, pursuant to conversion and special offers to exchange indebtedness for equity, the number of outstanding debentures were reduced from a principal amount of $1,711,000 to $78,000 as of the date of this Prospectus.

Each Debenture consists of $1,000 principal amount (or multiples thereof) of indebtedness, obligation of An-Con, mature in 1997, and bear interest from the date of delivery at the rate of 8% per annum, payable semi-annually on May and November of each year, to the registered owner thereof, with certain exceptions, at the close of business on the 15th day preceding each interest payment date. Principal and interest are payable and the Debentures are exchangeable, convertible and transferable at offices or agencies of An-Con maintained for such purposes in the Borough of Manhattan, City of New York. Payment of interest by the Company may be made by check mailed to the address of the person entitled thereto as it appears in the Debenture register.

   Conversion

The holders of the Debentures were entitled, at any time and from time to time until and including the close of business on February 17, 1991 to convert the Debentures or portions thereof (which are $1,000 or integral multiples thereof) into Common Stock of An-Con at a stated conversion price, which is subject to adjustment in certain circumstances.

   Subordination of Debentures

The payment of the principal and interest on the Debentures is subordinated in right of payment to the extent set forth in the Indenture to the prior payment in full of the principal of and interest on all Senior Debt of An-Con as defined in the Indenture.

   Redemption

The Debentures are subject to redemption at the election of An-Con, in consideration of the payment of 105% of their principal amount of $1000 each (plus any unpaid interest to date of redemption), upon not less than 30 days' notice by mail at any time and from time to time after April, 1989.

Continental Stock Transfer & Trust Company, Two Broadway, New
York, New York 10004, is the Debenture Registrar under the
Indenture. The Company does not have any loans outstanding from the Debenture Registrar.

   Warrants

The Company has issued and has outstanding a total of 200,000, 2 1/2 year restricted warrants which expire in November, 1998, each of which is exercisable to purchase one share of Common Stock at a price of $3.00 per share. The Company has reserved a total of 200,000 shares of common stock issuable on the exercise of the warrants and to date no warrants have been exercised. Each warrant does not have any voting or equity rights but merely constitutes a right to purchase one share of common stock of the Company. The exercise price for each warrant is adjustable in the event the Company declares a stock dividend, reclassification of shares, consolidation or merger. The Company has agreed to register the shares underlying the warrants in a new registration statement to be filed.

                    TRANSFER AGENT

The Registrar for An-Con's Common Stock is Continental Stock
Transfer & Trust Company, Two Broadway, New York.
("Continental"). Continental is also the Agent for the Company's outstanding Debentures. Aaron has no transfer agent for its shares and maintains its own transfer records.

                     LEGAL MATTERS

The legality of the Common Stock of An-Con to be issued in the Acquisition will be passed upon for An-Con by its Corporate
Counsel, Alfred V. Greco, P.C., New York, N.Y.   Alfred V.
Greco, P.C. is the beneficial owner of 85,000 shares of Common
Stock of An-Con.


                        EXPERTS

The audited consolidated financial statements incorporated in this Proxy Statement/Prospectus have been examined by Bloom & Company, independent Certified Public Accountants, for the periods indicated and to the extent set forth therein, and have been included based upon the report of such firm appearing elsewhere herein and upon the authority of such firm as experts in auditing and accounting.

INFORMATION AS TO UNAUDITED INTERIM FINANCIAL STATEMENTS

The unaudited financial statements of the Company for the interim periods ended March 31, 1996 and March 31, 1995, have been prepared by management from the books and records of the Company and reflect, in the opinion of management, all adjustments (consisting solely of normal recurring accruals) necessary for a fair presentation of the financial position and results of operations of the Company, on a consolidated basis, as at the periods indicated therein and are of a normal recurring nature.

                     OTHER MATTERS

Certain persons, because of their relationship with Aaron might be deemed to be underwriters of the An-Con Common Stock pursuant to Rule 145 (c) of the Securities Act of 1933. The Acquisition Agreement, as amended, provides, however, that each such person will furnish a letter to An-Con to the effect that:
(i) he has no present plan or intention to transfer, sell or otherwise dispose of any shares of An-Con Common Stock he may receive as a result of the Acquisition; (ii) that any future disposition by him of any shares of An-Con Common Stock he receives in the Acquisition will be accomplished in accordance with Rule 145 (d) of the Securities Act of 1933; and (iii) he agrees to a legend to be placed on the shares of An-Con received in the Acquisition which references the restrictions on such shares and describes his status as a person deemed to be an underwriter pursuant to Rules 144 and 145. Aaron and An-Con anticipate that this measure will comply with the requirements of Rules 144 and 145, and all interpretations thereof, and that as a result no person will be deemed to be an underwriter of shares of An-Con Common Stock as the result of the Acquisition.





















An-Con Genetics, Inc.

Consolidated Financial Statements
BLOOM AND COMPANY
50 CLINTON STREET
HEMPSTEAD, NY 11550
Tel. (516) 486-5900
Fax  (516) 486-5476





INDEPENDENT AUDITORS' REPORT


To the Board of Directors
and Shareholders of
An-Con Genetics, Inc.

We have audited the accompanying consolidated balance sheet of An-Con Genetics, Inc. and subsidiary as of December 31, 1995 and the related statements of operations and shareholders' equity, and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects, the consolidated financial position of An-Con Genetics, Inc. and subsidiary as of December 31, 1995 and the related results of its operations, and its cash flows for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles.





BLOOM AND COMPANY
April 15, 1996

AN-CON GENETICS, INC.
BALANCE SHEET
DECEMBER 31, 1995





ASSETS

Current assets:

Cash                          $   165,800
Trade accounts receivable         652,300
Inventories                       606,200
Prepaid expenses                   73,900
Deferred tax asset                183,300

                                         Total current assets 1,681,500

Property and equipment, net     1,269,500

Other assets:

Goodwill, net                     283,600
Deferred charges                   95,000
Patent rights, net                259,500
Unamortized debt issue costs, net   3,700
Deposits                            7,700

                                  649,500

                               $3,600,500


The accompanying notes are an integral part of the financial statements.


























AN-CON GENETICS, INC.
BALANCE SHEET
DECEMBER 31, 1995
(Continued)



LIABILITIES AND STOCKHOLDERS' EQUITY

Liabilities

Current liabilities:

Accounts payable              $   887,300
Accrued interest                  157,900
Notes payable - current portion   132,000
Due to Aaron shareholders       1,331,800
Current portion of obligations
 under capital leases              31,400

                                         Total current liabilities 2,540,400


Long-term debt, net               643,100
Obligations under capital leases    4,700


Stockholders' equity

Common stock par value $.015;
 15,000,000 shares authorized,
 issued and outstanding 4,305,340
 shares, on December 31, 1995      64,700
Additional paid in capital     11,541,100
Accumulated deficit          (11,182,900)

                                  422,900

Subscriptions receivable     (    10,600)

Total stockholders' equity        412,300

                              $ 3,600,500






The accompanying notes are an integral part of the financial statements.








AN-CON GENETICS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                              1995       1994

Sales                     $5,521,000 $  85,500

Costs and expenses:

Cost of sales              3,215,300    56,700
Research and development     121,900    11,300
Professional services        368,400   265,200
Salaries and related costs   850,000   405,200
Selling, general and administration  1,184,900            378,600

                           5,740,500 1,117,000

(Loss) from operations     (219,500)              (1,031,500)

Other income and (expense):

Interest expense (net of income)      (68,700)       (26,400)
Miscellaneous                 57,300                    1,500

                           ( 11,400)  (24,900)

Income (loss) before extraordinary item             (230,900)    (1,056,400)

Extraordinary item:
Gain from settlement of debt            76,800                 54,200

Income (loss) before income tax      (154,100)    (1,002,200)

Income tax benefit           183,300                       --

Net income (loss)         $   29,200             $(1,002,200)

Per share

Net loss before extraordinary item           $(   .054)

Net income (loss)          $    .007$(     .39)

Primary Earnings           $    .006

Earnings fully diluted     $    .006

Weighted average number of shares
  outstanding             4,201,016  2,586,688
Weighted average number of shares
outstanding primary and fully diluted         4,354,349*

* Includes 153,333 An-Con shares to be issued to the stockholders of the unconsolidated subsidiaries of An-Con, Xenetics Biomedical Inc. and Automated Diagnostics, Inc. in exchange for the shares they hold in the respective companies.
The accompanying notes are an integral part of the financial statements.


AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

          Common
         number of  Common   Paid-in
          shares     Stock   Capital      Deficit
Balance January 1,
1994   $ 987,695  $ 15,000$9,090,700$(10,209,900)

Shares
issued
in exchange
for
convertible
debt and
accrued
interest at
$1.00 per
share    236,066     3,500   355,400

Exercise
of warrants
received by
convertible
debt holders
at $1.50 per
warrant  202,001     3,000   288,100

Expired
warrants                      16,900

Shares issued
in exchange
for cash less
commission of
$150,000 to a
foreign
investor at
$1.50 per
share    666,667    10,000   840,000

Shares issued
for the
purchase of
technology
at $.65 per
share     91,350     1,400    58,000

Warrants
issued for
services and
consulting
compensation
plan valued
at $.38 per
warrant
The accompanying notes are an integral part of the financial statements. (continued on next page)


AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
                                  Paid-in
         Treasury   Subscriptions Capital
           Stock     Receivable  Warrants    Total

Balance January 1,
1994   $ (6,000)     $    --   $ 136,900$ (973,300)

Shares
issued
in exchange
for
convertible
debt and
accrued
interest at
$1.00 per
share                                     358,900

Exercise
of warrants
received by
convertible
debt holders
at $1.50 per
warrant              (44,000)             247,100

Expired warrants                                (16,900)     -0-

Shares issued
in exchange
for cash less
commission of
$150,000 to a
foreign
investor at
$1.50 per
share                                     850,000

Shares issued
for the
purchase of
technology
at $.65 per
share                                      59,400

Warrants
issued for
services and
consulting
compensation
plan valued
at $.38 per
warrant                           133,000 133,000
The accompanying notes are an integral part of the financial statements. (continued on next page)



AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
(continued)



          Common
         number of  Common   Paid-in
          shares     Stock   Capital   Deficit



Warrants
exercised at
$1.50 per
share as per
1994 service
and consulting
compensation
plan     120,500     1,800   149,300

Shares issued
for officers
bonus at
$.30 per
share in
conjunction
with the
rescission
of executive
warrants         1,205,000    18,100343,400

Shares issued
for consulting
and legal
services at
$.30 per
share    516,061     7,700   147,200

Shares issued
for legal
services
at $.90
per share 85,000     1,300    74,700

Net (loss)
for 1994                                           (1,002,200)

Balance
December 31,
1994  4,110,340    $61,800            $11,363,700 $(11,212,100)


The accompanying notes are an integral part of the financial statements.

(continued on next page)

AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
(CONTINUED)


                               Paid-in
         Treasury SubscriptionsCapital
           Stock   Receivable Warrants    Total


Warrants
exercised at
$1.50 per
share as per
1994 service
and consulting
compensation
plan              (44,300)    (45,800)    61,000

Shares issued
for officers
bonus at
$.30 per
share in
conjunction
with the
rescission
of executive
warrants                     (120,000)   241,500

Shares issued
for consulting
and legal
services at
$.30 per
share                                    154,900

Shares issued
for legal
services
at $.90
per share                                         76,000

Net (loss)
for 1994                                             (1,002,200)

Balance
December 31,
1994    $( 6,000)$ (88,300) $  87,200$   206,300


The accompanying notes are an integral part of the financial statements.

(continued on next page)







AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


          Common
        number of   Common    Paid-in
          shares     stock    Capital   Deficit


Balance
December 31,
1994   4,110,340   $61,800$11,363,700$(11,212,100)

Shares issued
for
consulting
and legal
services
at $.40
per share 27,500       400     10,600

Shares issued
in exchange
for outstanding
bonds at $.40
per share 35,000       500     13,500

Shares issued
as part of
purchase of
building
at $1.30 per
share     60,000       900     77,100

Shares issued
for cash
at $1.00 per
share     80,000     1,200     78,800

Shares issued
in escrow
for the
purchase of
Aaron Medical
Industries, Inc.
3,399,096 (memorandum only)

Shares held
in treasury
given in
exchange for
legal fees
at $.40 per
share
Warrants
cancelled                      74,400
The accompanying notes are an integral part of the financial statements. (continued on next page)


AN-CON GENETICS, INC.
STATEMENT OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
(Continued)
                                 Paid-in
         Treasury Subscriptions  capital
           Stock   Receivable   Warrants  Total

Balance
December 31,
1994   $ (6,000)   $(88,300)   $87,200  $206,300

Shares issued
for
consulting
and legal
services
at $.40
per share                                 11,000

Shares issued
in exchange
for outstanding
bonds at $.40
per share                                 14,000

Shares issued
as part of
purchase of
building
at $1.30 per
share                                      78,000

Shares issued
for cash
at $1.00 per
share                                      80,000

Shares issued
in escrow
for the
purchase of
Aaron Medical
Industries, Inc.
3,399,096 (memorandum only   )

Shares held
in treasury
given in
exchange for
legal fees
at $.40 per
share   6,000                              6,000

Warrants
cancelled            12,800    (87,200)

The accompanying notes are an integral part of the financial statements. (continued on next page)

AN-CON GENETICS, INC.
STATEMENTS OF SHAREHOLDERS EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

          Common
        number of   Common     Paid-in
          shares     stock     Capital      Deficit

Cash received
to reduce
subscriptions
receivable

Shares canceled
previously
issued for
services (7,500)     (100)     (2,900)

Cash collection
of warrants
outstanding                       900

Cost of
underwriting
for Aaron
acquisition                  (75,000)

Income for
year 1995                                  29,200

Balance December 31,
1995  4,305,340   $ 64,700$11,541,100 $(11,182,900)
(Table continued below)
                                 Paid-in
         Treasury  Subscriptions Capital
           Stock     Receivable Warrants    Total
Cash received
to reduce
subscriptions
receivable           $64,900              $64,900

Shares canceled
previously
issued for
services                                   (3,000)

Cash collection
of warrants
outstanding                                   900

Cost of
underwriting
for Aaron
acquisition                               (75,000)

Income for
year 1995                                  29,200
Balance December 31,
1995    $     0 $ (10,600)  $       0   $ 412,300


AN-CON GENETICS, INC.
STATEMENT OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                             1995       1994

Cash flows from operating activities:

Net income (loss)            $29,200             $(1,002,200)

Adjustments to reconcile net
income (loss) to net cash provided
by (used in) operating activities:

Depreciation and amortization171,000    120,300
Shares issued for services    14,000    230,700
Warrants issued for services      --     57,800
(Gain) loss from settlement of debt    (76,700)        26,900
Shares issued for officers bonus  --    241,500
Provision for tax benefit  (183,300)         --

Change in assets and liabilities:

Increase in receivables    (151,200)      (900)
(Increase) decrease in prepaid expenses   4,900 (10,100)
Increase in inventories     (91,800)   ( 7,500)
Increase (decrease) in accounts payable 335,900 (68,400)
Increase (decrease) in accrued interest  45,600 ( 2,500)
Decrease in customers deposits       (  85,100)              --

Total adjustments         (  16,700)    587,800

Net cash provided by (used in)
operations              $    12,500   $(414,400)


The accompanying notes are an integral part of the financial statements.

AN-CON GENETICS, INC.
STATEMENT OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
(Continued)


                                1995      1994

Net cash provided by (used in)
 operating activities        $12,500  $(414,400)

Cash flows from investing activities:

(Increase)decrease in fixed assets     (236,300)   4,300
Increase in security deposits  1,800        (300)
Acquisition  costs          (20,000)    (75,000)
Purchase of technology     (126,600)          --

Net cash applied to investing
activities                 (381,100)     (71,000)

Cash flows from financing activities

Receipt of common stock subscription      64,900           --
Loans and advances to affiliate   --   (190,600)
Common shares issued          80,900     850,000
Decrease in loans from officers          (90,700)   (165,900)
Common shares issued for warrants --     383,400
Reduction in notes payable
and capital leases             3,600          --
Cost of underwriting        (75,000)          --

Net cash provided by (applied to)
financing activities        (16,300)     876,900

Net increase (decrease) in cash        (384,900)      391,500
Cash at beginning of year    550,700      20,300

Cash at end of year       $  165,800  $  411,800


The accompanying notes are an integral part of these financial statements.


















AN-CON GENETICS, INC. AND SUBSIDIARY
STATEMENTS OF CASH FLOWS
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995 AND 1994
Cash paid during the twelve months ended December 31:
                                      1995          1994

 Interest                    $ 27,700     $ -0-
 Income Taxes                     -0-       -0-

SUPPLEMENTAL SCHEDULE OF NON-CASH
INVESTING AND FINANCING ACTIVITIES:
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995
1.The Company issued 35,000 restricted post-split shares
to convertible note holders  to redeem $70,000 in notes
payable and                  $26,900 of related accrued interest. The
shares were valued at $14,000,         50% of the     market price of
the Company's unrestricted             shares at the time of
issuance.  The issuance cost of the redeemed bonds, in
the amount of $6,100 was written off.
2.The Company issued 27,500 post-split shares for
services valued at $11,000, 50% of       the market price of
the Company's unrestricted shares at the time of
issuance.
3. On January 11, 1995, An-Con acquired all of
the outstanding capital stock of Aaron Medical
   Industries, Inc.          (Aaron), in exchange for issuing
3,399,096 shares of the           Company to an escrow agent.
The total acquisition        price of Aaron shares was
valued                       at $1,331,800.      According to the agreement
An-Con will register the shares that are         placed
in escrow.  Aaron's former shareholders voted and
approved An-Con's acquisition               of their Company,
and An-Con completed the acquisition, prior to
filing and                   effectiveness of a registration
statement, under the Securities Act of 1933.
Consequently, the former shareholders of Aaron
have been given the right to accept the          registered
shares of An-Con or elect to receive the value of their share in cash.

The former shareholders of Aaron have the right to accept the registered shares of An-Con or elect to receive the value of their shares in cash.
Since (a) the vote was previously taken by Aaron's shareholders and shares were already delivered by them, and (b) An-Con shares were already issued prior to filing and effectiveness of a registration statement under the Securities Act of 1933, and (c) since the Company has already been acquired since January, 1995, the shareholders of Aaron are to be provided with an effective registration statement by An-Con and are being requested to choose either to accept delivery of the An-Con shares pursuant to the acquisition agreement, as amended, or, in the alternative, to receive cash for their shares of Aaron. The amount of $1,331,800, value of the consideration due to the former Aaron shareholders, is recorded as a current liability of An-Con, as of March 31, 1995.

AN-CON GENETICS, INC. AND SUBSIDIARY
STATEMENT OF CASH FLOWS
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995 AND 1994

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
AND FINANCING ACTIVITIES (continued):
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995:
   The Acquisition of Aaron was accounted for using the purchase method. Accordingly, $2,012,800 was allocated to assets acquired based on their estimated fair values. This treatment resulted in $335,800 of cost in excess of net assets acquired. Such excess
(which has increased for additional acquisition costs) is being amortized on a straight-line basis over five years. In connection with the acquisition, the Company assumed $681,600 net liabilities of Aaron.

4. On June 26, 1995 the Company's subsidiary, Aaron Medical,
purchased a building for          $625,000 by         issuing 60,000 An-Con
shares valued at $78,000 and  a purchase         money          mortgage
of $500,000. A security deposit given to the seller of $12,200 was applied to the purchase and $34,800 was paid in cash.

5.   On November 16, 1995 the Company purchased the
business of Suncoast          Design Service for       $96,500.
Suncoast is in the business of designing               and
maintaining assembly line                         equipment for
manufacturing            companies.                    The Company paid
$15,000 in cash and issued                        notes of $81,500.
The note                      is payable at $823.11              per week
over a period of two years.

6.   On December 15, 1995 the Company purchased the
technology to manufacture a 30 watt electrosurgical
coagulation device (ECU) for $185,000.  $100,000
of cash at closing       and $85,000         in notes       payable
over eighteen            months at 10% with monthly payments
of $5,105.85.

7.   An-Con shares being held by the Company were
issued for legal services valued at          $6,000.

8.   During the year subscriptions receivable for
shares issued for legal services were        canceled
valued                   at                  $12,800.  The Company
determined they were uncollectible.

FOR THE YEAR ENDED DECEMBER 31, 1994
1.   The Company issued 236,066 shares and the
equivalent number of warrants to convertible
note holders in redemption of $332,000 in notes.
The warrants were called by the    Company and
202,001 warrants were exercised for $290,880.
As at December 31, 1994, $44,000 of notes taken by the Company for the exercise of the warrants had not been paid. These notes bear annual interest rate of nine percent.


AN-CON GENETICS, INC. AND SUBSIDIARY
STATEMENT OF CASH FLOWS
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995 AND 1994

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
AND FINANCING ACTIVITIES (continued):

FOR THE YEAR ENDED DECEMBER 31, 1994


2. The Company purchased a multifunctional cautery device for 91,350 shares of unregistered common stock valued at $59,400.

3. As a part of a services and consulting compensation plan, filed as a registration statement on form S-8, the Company issued 350,000 warrants to purchase 350,000 common shares of the Company at $1.50 per share. The value assigned to these rights was $133,000. As of December 31, 1994, 120,500 warrants were exercised for $136,300 in cash and $44,300 as subscriptions receivable.




































AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


Consolidation

     The consolidated financial statements include the accounts of An-Con and its wholly owned subsidiary Aaron Medical
Industries, Inc.. Significant intercompany accounts and transactions have been eliminated.


Fair values of financial instruments

Fair values of cash and cash equivalents, securities with original maturities of less than 90 days, short-term investments and short-term debt approximate cost due to the short period of time to maturity.

Inventories

Inventories are stated at the lower of cost or market.  Cost is computed on a currently adjusted standard basis (which
approximates actual cost on a current average or first-in,
first-out basis).  Inventories at fiscal year-ends were as
follows:
                       1995         1994

 Raw materials     $ 296,700          --
 Work in process     239,900          --
 Finished goods       69,600      17,900

 Total             $ 606,200     $17,900

Property, Plant and Equipment

        Property and other equipment are stated at cost. Depreciation is computed for financial reporting purposes principally by use of the straight-line method over the
following estimated    useful lives: machinery and equipment,
7-15 years;  buildings, 30 years.

The Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," effective as of the beginning of fiscal 1995. This adoption had no material effect on the Company's financial statements.



AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
Earnings per common and common equivalent share

Earnings per common and common equivalent share are computed
using the weighted average      number of  outstanding common and
dilutive common equivalent shares outstanding. The Company's primary and fully diluted earnings per share are the same and they are computed by dividing the Company earnings by the weighted average number of common shares outstanding and common stock equivalents. The only dilutive common stock equivalent or other convertible securities were the common shares of Automated Diagnostics, Inc. and Xenetics Biomedical, Inc, An-Con's unconsolidated and discontinued subsidiaries, which were convertible to 153,333 common shares of the Company. The 3,399,096 shares, issuable in exchange for $1,331,800 liability to Aaron shareholders were not included in computing the fully diluted earnings per share, for the reason of being anti-dilutive.

Cost of acquisition/Stock issue cost
As per APB 16 the Company policy is to capitalize professional fees in connection with the acquisition of its wholly owned subsidiary and deduct from capital in excess of par value the costs associated with the underwriting to register the shares to be given to the shareholders of the subsidiary.

Investments

The equity method is used to account for investments in
corporate joint ventures and other     investments in common stock
if the Company has the ability to exercise significant influence over operating and financial policies of the investee enterprise. That ability is presumed to exist for investments of 20% or more and is presumed not to exist for investments of less than 20%; both presumptions may be overcome by predominant evidence to the contrary.

The Company initially records an investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the Company's share of income of the investee and is reduced to reflect the Company's share of losses of the investee or dividends received from the investee. The Company's share of the income or losses of the investee is included in the Company's net income as the investee reports them. Adjustments similar to those made in preparing consolidated financial statements, such as elimination of intercompany gains and losses and amortization of the difference between cost and underlying equity in net assets, also are applicable to the equity method. Under the equity method, an investment in common stock is shown on the balance sheet of the Company as a single amount. Likewise, an investor's share of earnings or losses from its investment is ordinarily shown in its income statement as a single amount.



AN-CON GENETICS, INC
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments (continued)

The cost method is used when ownership of securities in an affiliated company represents less than 20% of the total outstanding shares of that Company. Under this method the Company records an investment in the stock of an investee at cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the Company. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the Company only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment.

A loss in value of an investment that is other than a temporary decline shall be recognized the same as a loss in value of other long-term assets. Evidence of a loss in value might include,
but    would not necessarily be limited to, absence of the
ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. A current fair market value of an investment that is less than its carrying amount may indicate a loss in the value of the investment.

Research and Development Costs

Research and development costs are charged to expense when incurred. Disclosure in the financial statements is made for the total research and development costs charged to expense in each period for which an income statement is presented.

Only the development costs that are purchased from another enterprise and have alternative future use are capitalized and are amortized over five years.

Research and Development arrangements

Company accounts for its obligations under an arrangement for the funding or research and development by others by determining whether the Company is contractually obligated to pay for research not yet performed. If so determined, to the extent that the Company is obligated to pay, the Company records a liability and charges research and development costs to expense.







AN-CON  GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

     Intangible assets

Intangible assets consist of the excess of the cost of acquired companies and assets over the values assigned to net tangible assets. These intangibles are being amortized by the straight-
            line method over a 5-year period.  Accumulated
amortization totaled $144,100 at December      30, 1995,
after taking into account the impairment discussed below.

At each balance sheet date, the Company assesses whether there
has been an impairment in the             value of such intangibles by
determining whether projected undiscounted future cash flow from operations for each Company, as defined in Statement of Financial Accounting Standards No. 121, " Accounting for the impairment of Long -Lived Assets to be Disposed of," exceeds its net book value as of the assessment date. At December 30, 1995, $250,000 of intangible assets were written down to their fair value due to an impairment recognized in the first quarter of 1995 (see note 7).

Income Recognition

Income is recognized on the accrual basis, i.e., revenues are recognized and reported in the income statement when the amount and timing of revenues are reasonably determinable and the earning process is complete or virtually complete.

Accounting for Income Taxes

In February 1992, the FASB issued Statement No. 109, Accounting for Income Taxes. FASB 109 requires an asset and liability approach for financial accounting and reporting for income taxes. It requires recognition of (1) current tax liabilities or assets for the estimated taxes payable or refundable on tax returns for the current year, and (2) deferred tax liabilities or assets for the estimated future tax effects attributable to temporary differences and carryforwards.

The Company has adopted the policy of preparing its financial statements in accordance with FASB 109.

Nonmonetary Transactions
The accounting for non-monetary assets is based on the fair values of the assets involved. Cost of a non-monetary asset acquired in exchange for another non-monetary asset is recorded at the fair value of the asset surrendered to obtain it. The difference in the costs of the assets exchanged is recognized as a gain or loss. The fair value of the asset received is used to measure the cost if it is more clearly evident than the fair value of asset surrendered.



AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Stock-Based Compensation

The Company has adopted Accounting Principles Board Opinion 25
for its     accounting for stock based compensation.  Under this
policy:

1.  .  .          Compensation costs are recognized as an expense over the
   period of employment attributable to the employee stock options.

2. Stocks issued in accordance with a plan for past or future services of an employee is allocated between the expired costs and future costs. Future costs are charged to the periods in which the services are performed. The proforma amounts of the difference between compensation cost included in net income and related cost measured by the fair value based method, including tax effects are disclosed.

NOTE 2.  DESCRIPTION OF BUSINESS

An-Con Genetics, Inc. ("the Company") was incorporated in 1982, under the laws of the State of Delaware and has its principal executive office at 1 Huntington Quadrangle, Melville, New York
11747.

Currently, the Company is actively engaged in the business of
acquiring ownership interests in   medical products and related
technologies. Also, An-Con has devoted its resources to marketing a product called OmniFix II, an alcohol based tissue fixative which is sold to hospital and clinical laboratories.

On January 11, 1995 the Company acquired a 100% ownership interest in Aaron Medical Industries, Inc. a St. Petersburg,
Florida based Company engaged in the manufacturing and distributing of medical products.

Aaron's largest current product line is battery operated cauteries. Cauteries were originally designed for precise hemostasis in ophthalmology. Today they have a variety of uses including sculpting woven grafts in bypass surgery, vasectomies, evacuation of subungual hematoma (smashed fingernail) and for stopping bleeding in many types of surgery. Aaron manufactures many types of cauteries.

Aaron additionally manufactures a variety of specialty lighting instruments for use in ophthalmology, as well as a patented flexible lighting instrument for general surgery, hip replacement surgery, and for the placement of endotracheal tubes. An industrial version of this light is distributed through a large automotive tool distributor, and various retail outlets and stores.


AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 2. DESCRIPTION OF BUSINESS (continued)

Aaron Medical Industries, Inc. manufactures and sells its products under the Aaron label to over eight hundred fifty distributors worldwide and has private label arrangements with several large hospital supply Companies. Additionally, private label arrangements have been made with large buying groups. These private label arrangements, combined with the Aaron label allows the Company to gain a greater market share for the distribution of its products.

Purchase - Aaron Medical Industries, Inc.

On January 11, 1995, the Company acquired Aaron Medical Industries, Inc. which was accounted for by the purchase method. Total assets acquired were valued at $2,012,800 and liabilities assumed were valued at $681,000. In order to properly transfer the shares agreed upon to the Aaron shareholders the arrangement called for the shares to be registered so they could be freely traded. The assets were valued at $335,800 more than their cost basis which created goodwill.

Purchase - Aaron Medical Industries, Inc.

The goodwill is being written off over 5 years using the straight-line method. Because the registration statement was not timely filed the Aaron shareholders have been given the choice of accepting cash at 22 cents per share for their Aaron shares, $1,331,800, or taking the An-Con shares in exchange.
The Aaron shareholders have 30 days from the effective day of the registration statement to accept the cash offer or they will receive the An-Con shares.

The $.22 cents per share valuation for the Aaron shares exchanged was determined by (a) a separate fair valuation of current assets, which included (i) discounted value of receivables (ii) market value of inventory at estimated selling price, less cost of disposal and reasonable profit allowance,
(iii) pre-paid expenses and security deposits at present value;
(b) non-current assets of plant, property and equipment at current replacement cost; (c) intangible assets at present value of future benefits; (d) present value of liabilities, accounts
and note payable and long term debt.   The amount of goodwill
was determined by comparing the financial position of Aaron at December 31, 1994 with the financial position of similar companies in the same industry.









AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 2.  DESCRIPTION OF BUSINESS (continued)

Purchase - Suncoast Design

On November 16, 1995 the Company purchased the business of Suncoast Design Service for $96,500. Suncoast is in the business of designing and maintaining assembly line equipment for manufacturing companies (machine shop).

Suncoast has moved its equipment onto the premises of the
Company and continues to bill     its previous customers in the
Company's name.

Purchase - ECU Technology

On December 15, 1995 the Company purchased the technology to manufacturer, a 30 watt electrosurgical coagulation device (ECU) for $185,000; $100,000 at closing and $85,000 in notes payable over eighteen months at 10% with monthly payments of $5,105.85.

The device is to be made by a third party manufacturer that the Company has a one year contract with to produce the unit for a fixed price. As part of the agreement the Company hired the individual that brought the technology to the Company as a salesman. This individual lent the Company $30,000 to be paid back at 10% interest over 2 years.

NOTE 3.  PROPERTY AND EQUIPMENT

As of December 31, 1995, property and equipment consisted of the following:

               Equipment                     $  1,173,100
               Property held under capital leases      55,000
               Building                           637,500
               Furniture and Fixtures                  111,200
               Leasehold Improvements                   24,400
                                                2,001,200
               Less: Accumulated Depreciation(  768,800)
                                              1,232,400
               Machinery under construction                    37,100
                                            $ 1,269,500
NOTE 4. LEASE AGREEMENTS

    On February 28, 1995 an agreement was entered into with the landlord of one Huntington Quadrangle, Melville, New York for a new lease on the same premises beginning February 1, 1995 and extending to January 31, 1997. The annual rental is $24,000 payable $24,000 upon signing the lease, and $1,000 per month for 24 months. The landlord and the Company have signed general releases absolving each of any past due debts or damages. The Company has written off prior rents charged to operations in the amount of $54,200. Annual rental expense was $24,000, for the year ended December 31, 1995 and 1994 for the parent Company, An-Con.
AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 4. LEASE AGREEMENTS (continued)


    The following is a schedule of future minimum rental payments as of December 31, 1995:
    Amount

1996             $ 24,000
1997                2,000
                 $ 26,000

Aaron had rent expense of $23,400 for the period January 1, 1995 to June 26, 1995 when Aaron purchased the building.

Total consolidated rent expense for the Company was $47,400 in 1995 and $24,000 in 1994, unconsolidated.

Capital leases

The Company is the lessee of transportation and telephone equipment under capital leases expiring in various years through May, 1997. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the assets. The assets are amortized over their estimated productive lives. Amortization of assets under capital leases is included in depreciation expense for 1995 and 1994. This amortization amounted to $10,000 and $0 for 1995 and 1994 respectively.

The following is a summary of property held under capital leases:

                       1995         1994

   Transportation  $ 38,800     $ 38,800
   Telephone equipment            16,200    16,200
                     55,000       55,000
   Less: Accumulated
         depreciation           (25,500)  (10,000)
                   $ 29,500     $ 45,000

Minimum future lease payments under capital leases as of December 31, 1995 for each of the next four years and in the aggregate are:
                                           Amount

               1996                          $ 34,400
               1997                             3,200
               1998                                --
               1999                                --
               Total minimum lease payments    37,600
               Less: Amount representing interest6,000
               Present value of net minimum lease
                payments                     $ 31,600

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 4. LEASE AGREEMENTS (continued)

The interest rates on the capitalized leases range between 9.73% and 15.10% and are imputed based on the lower of the Company's incremental borrowing rate at the inception of the lease or the lessor's implicit rate of return.

The capital leases provide for purchase options. Generally, purchase options are at prices representing the expected fair value of the property at the expiration of the lease term.

NOTE 5.  ACCRUED BONUS

For the year 1995 accrued bonuses earned by the officers and employees of the Company amounted to $72,000. The bonus arrangement based on employment contracts calls for 10% of the profits of Aaron over $200,000 to 1% of the profits of Aaron over $300,000 to be paid to certain employees.

NOTE 6.  NOTES PAYABLE-OFFICERS

The Chief Executive Officer (CEO) and the President made cash loans to the Company during the period October 12, 1990 to December 31, 1993 of $159,000 and $21,500, respectively. In addition to these loans, the CEO advanced his own cash of $76,100 in the form of loans for product development, travel and other expenses. Interest on these loans were at 9% to 12% and has been accrued from inception. This interest is shown as part of accrued interest payable. During 1995 Mr. Speiser received $99,400 in payment of principal and interest on his loan. His loan balance at December 31, 1995 was $ -0- and accrued interest was $73,800.

NOTE 7.  INTANGIBLE ASSETS

            At December 31, 1995, the intangible assets consisted of the following:
               Balance                           Balance
              Beginning  Additions,             at end ofAccumulated
              of Period    at cost   Write-Offs  Period Amortization
Classification:
Patents,
trademarks,
and copyrights

Patent rights         $   250,000                    $ (250,000)  $    -0-$-0-
(Bar code reader)
Patent rights   59,400                           59,400    8,900
(Multifunction
Cautery)
Patent rights   59,900  $  11,600           -0-  71,500   44,400
(cauteries)
Patent rights
(ECU)              -0-    185,000           -0- 185,000    3,100
             $ 369,300  $ 196,600    $(250,000)        $ 315,900 $  56,400
AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

    NOTE 7.  INTANGIBLE ASSETS (continued)

The cost of patents, trademarks, and copyrights acquired are being amortized on the straight-line method over their remaining lives, ranging from 2 to 5 years. Amortization expense charged to operations in 1994 and 1995 was $3,000 and $14,300 respectively.

                Balance                          Balance
               Beginning Additions,             at end ofAccumulated
               of Period   at cost Write-Offs    Period Amortization

Goodwill

Goodwill    $     -0-  $ 335,800  $    -0- $  335,800$  86,200
(Purchase
Aaron)
Goodwill          -0-     15,500       -0-     15,500      300
(Purchase
Suncoast
Covenant not
to compete)
(Purchase
Suncoast)        -0-      20,000       -0-    20,000     1,200

           $     -0-   $ 371,300   $   -0-  $371,300  $ 87,700

              Goodwill represents the excess of the cost of Companies acquired over the fair value of their net assets at dates of
acquisition and is being amortized on the   straight-line method
over 5 years. Amortization expense charges to operations for 1994 and 1995 and 1995 was $-0- and $87,700, respectively.

    NOTE 8. LONG-TERM DEBT

The long term debt of the Company includes the convertible
debentures and notes    payable of the Company.  As of April 21,
1987, the Company had sold 1,711 convertible     debentures units.
Each unit consisted of $1,000 subordinated debentures and 50 common stock warrants.

As of December 31, 1995, 1,633 units of debentures had been converted into common shares of An-Con Genetics, Inc. The number of outstanding debentures was 78 units. On October 7, 1994, the Company made an offer to debenture holders to convert each debenture and accrued interest into 500 restricted shares of common stock. The offer was valid for 45 days. The Company extended the offer and in 1995 seventy bonds were redeemed for shares.
    As of December 31, 1995 the Company had not paid the interest
due on the    convertible debentures for the semiannual periods
ending in November, 1989 to November        , 1995.  The amount of
unpaid interest was $36,200.



AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 8. LONG-TERM DEBT (CONTINUED)

       Events of Default are defined in the indenture as being: (a) default for 30 days in payment of any interest installment when due, and default in payment of principal
(or premium, if any) when due; (b) default for 60 days after written notice to the Company by holders of 25% in principal amount of the outstanding debentures in the performance of any other covenant of the Company in the indenture; and (c)certain events of bankruptcy, insolvency and reorganization of the Company. If an Event of Default shall occur and be continuing, the holders of not less than 25% in principal amount of the outstanding debentures may declare the principal of all debentures to be due and payable. Under the terms of the indenture, no periodic evidence is required to be furnished as to the absence of default or compliance with the indenture.

The holders of a majority in principal amount of the outstanding debentures may direct the time, method and place of conducting any proceeding for any remedy available to the holders. The right of a holder of any debenture to institute a proceeding with respect to the indenture is subject to certain conditions precedent, including the provision of notice of indemnification to the debenture holders made by the Registrar. The holders of a majority in principal amount of the outstanding debentures may on behalf of the holders of all debentures waive any past default and its consequences under the indenture, except a default in the payment of the principal of, or interest on, any debenture or a default in respect of the conversion right of the debenture holders.

As of December 31, 1995, the bondholders had made no declaration that the principal was due and payable.

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 8. LONG-TERM DEBT (continued)

 8% - Bonds payable due in 1997 interest
 payable semi-annually in May and November
 in default.                                      77,900

10% - Mortgage payable to former landlord for purchase of property at 7100 30th Avenue
North, St. Petersburg, Florida on June 26,
1995 for $500,000 payable in monthly installments of $5,673.06 inclusive interest until July 1, 1998 when a balloon payment of $ 442,733 is due. 493,900

10% - Note payable for the purchase of the
ECU technology at $5,104.85 per month self-
liquidating for 18 months beginning January 15,
1996 and extending until June 15, 1997.           85,000

10% - Note payable in connection with the
purchase of the ECU Technology at $1,384.35 per
month for 24 months self-liquidating beginning January
15, 1996 and extending until December 15, 1997.   30,000

6.5% - Note payable over 2 years in connection
with the purchase of Suncoast Machine Shop on
November 16, 1995 payable at $630.80 per week
self-liquidating with the last payment due
November 5, 1997.  The original amount of the
note was $61,500.00.                                58,200

0% - Loan payable over 2 years in connection
with the purchase of Suncoast Machine Shop on
November 16, 1995 payable at $192.31 per  week
self-liquidating with the last payment due November
5, 1997. The original amount of the note was
$20,000.00.                                         18,800

9% - Note payable to insurance premium
finance Company at $5,661.00 per  month
for 2 months.                                       11,300

                                                   775,100
Less: Current portion                          (132,000)

Long Term Debt                                $  643,100

The following are maturities of long term debt for each of the next 5 years:

               1996            $ 132,000
               1997              186,900
               1998              456,200
               1999                   --
               2000                   --
                               $ 775,100
AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 9.  DISCONTINUED OPERATIONS

    The Company's unconsolidated subsidiaries, Automated Diagnostics and Xenetics Biomedical, discontinued operations in 1987 and 1989, respectively. In view of the above and the Company's lack of finances, the previously agreed upon mergers have not taken place. However, the Company has continued the development of Omnifix. In consideration of the Company's failure to consummate its agreement to merge, An-Con intends to deliver 153,333 shares of its common stock to Automated and Xenetic shareholders on an adjusted basis.

NOTE 10.  WARRANTS

As of December 31, 1995, the Company had no outstanding warrants.

(a) Consulting Compensation Plan
On June 24, 1994, the Company filed a services and consulting compensation plan on Form S-8 with the SEC. Pursuant to the plan the Company issued 350,000 warrants with the right to purchase shares at $1.50 for consulting and legal costs of the filing. As part of the plan the Company registered 85,000 shares for the payment of legal services. To date 120,500 warrants have been exercised. Because the exercise of certain warrants was not paid for promptly, the Company rescinded the arrangement in October, 1994. As of January 25, 1995, all remaining warrants have been canceled.

NOTE 11.  NET OPERATING LOSS CARRYFORWARDS

The Company's accounting policies require the recognition of a deferred tax asset for the operating loss carryforward as follows:

           Year loss       Loss    Expiration   Estimated
           incurred        Amount     Date      Tax Asset

    1983             $  376,000      1998     $ 132,000
    1984880,000            1999   308,000
    1985764,000            2000   267,000
    1986301,000            2001   105,000
    1987730,000            2002   255,000
    1988757,000            2003   265,000
    1989374,000            2004   131,000
    1990382,000            2005   134,000
    1991246,000            2006    86,000
    1992              1,004,000      2007       352,000
    1993465,000            2008   163,000
    1994              1,197,000      2009       419,000
    1995                637,200 (a)  2010       223,000

    Total            $8,113,200               2,840,000
    Deferred tax
          valuation allowance           (2,840,000)
                                     $         -0-

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 11.  NET OPERATING LOSS CARRYFORWARDS (continued)

(a) An-Con's unconsolidated loss for the year ended December 31, 1995.

$8,113,200 of losses are available to offset future taxable income and may have future benefits. Because of the history of losses from operations, the management believes it is more likely that the estimated tax asset of $2,840,000 (resulting from the loss carry forward) will not be realized. Thus, a valuation allowance of $2,840,000 (100%) is set up to reduce the tax asset. However, if the Company achieves sufficient profitably to utilize a portion of the deferred tax asset, the valuation allowance will be reduced through a credit to income.

Where an ownership change has occurred, Section 382 operates to limit the annual use of a corporation's NOL but does not eliminate the carryforward. In each post-ownership change year, the corporation can use its NOL carry forwards, up to the amount of the "Section 382 Limitation," to offset annual income.

Pursuant to Section 382(b), the "Section 382 Limitation" equals the value of the corporation (immediately before the ownership change, Sec. 382(e), multiplied by the long term tax exempt rate (the highest Long Term AFR in effect for any month in the three calendar month period ending with the month of the change, Sec. 382(f)). If the corporation does not have income for the year at least equal to Section 382 limitation, the unused portion of the limitation is carried forward to the following year.

              Pursuant to the Internal Revenue Code, IRC. Sec. 368(a), the
acquisition of Aaron         by An-Con is a considered Type B
reorganization.  The transaction should not limit the           net
operating loss carryforward of Aaron.

    At December 31, 1995, Aaron had the following net operating loss carryforwards available:
                    Year of Expiration
                     Loss      Date    Amount

                     1988      2004 $ 131,434
                     1989      2005   371,386
                     1990      2006    16,198
                     Total          $ 519,018

The amount of loss carryforward utilized to offset the taxable income of Aaron in 1995 was $483,400, which resulted in a tax saving of $175,100. Based on the profitable operations of the five years ended December 31, 1995 and management's assessment of Aaron's future prospects, it is more likely than not that net deferred taxable assets will be realized through the future taxable earnings. Based on an estimated tax rate of 35.5%, the tax benefit of the unutilized net operating loss carryforward of Aaron is estimated to be $183,300.

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(Continued)

NOTE 12.  RETIREMENT PLANS
The Company provides a tax-qualified profit-sharing retirement plan under sec. 401k of the IRC. (the "Qualified Plans") for the benefit of eligible employees with an  accumulation of funds for retirement on a tax-deferred basis and provides for annual
discretionary contributions to individual trust funds.  The
Company has made no                    contributions during 1994 and 1995 to the
plan.

NOTE 13. RELATED PARTY TRANSACTIONS

During 1995, A company that is controlled by a recently elected
board member sold to     the Company materials that went into the
production of certain of the Company's products.       The value
of these materials sold to the Company for 1995 was $158,600.

NOTE 14.  PURCHASE OF BUILDING

On June 26, 1995 the Company, exercised its option to purchase the building it occupied for $625,000. The purchase was financed as follows:

Cash                              $   47,000
Purchase money mortgage        500,000
An-Con shares
(60,000 x $1.30 per share)      78,000

Total purchase price         $ 625,000

(a) Payment of principal and interest at 10% payable monthly at $5,373.06 until July 1, 1998 when a balloon payment of $439,074.27 is due.

(b) The An-Con shares are restricted for 2 years and are being held pursuant to an escrow agreement. The agreement further restricts the release of the shares until the seller takes such action as is necessary to further investigate, define and remediate such contamination that exists on the property and is referred to in environmental reports pursuant to a Remedial Action Plan approved by the State of Florida's appropriate agencies.

Two years from the date of Closing, if Seller and Guarantors have not defaulted under or been in breach of any of their obligations to Buyer, Buyer shall obtain and deliver to Escrow Agent additional shares of Stock if the Closing Market Price of the Stock on the thirtieth day prior to such date shall be less than $78,000.00.







AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 15.  COMMITMENTS AND CONTINGENCIES

Environmental conditions -Purchase of Building

As part of the purchase of 7100 30th Avenue North, St. Petersburg, Florida (manufacturing facility) the seller acknowledged it had previously conducted assessments to document environmental conditions existing on the property, the results of which are set forth in a June 23, 1994 Contamination Assessment Report (Project No. 94170501) and a January 27, 1995 Contamination Assessment Addendum (Project No. 950111302) (the "Environmental Reports"). As a result of the Environmental Reports, a recommendation was made that a Remedial Action Plan be developed for the property which would include removal of contaminated soil in two locations on the property.

Evironmental conditions -Purchase of Building

The Seller guaranteed (the "Environmental Guaranty") at its sole cost and expense to undertake through a qualified environmental engineering firm such action as is necessary to further investigate, define and remediate such contamination that exists on the property and is referred to in the Environmental Reports pursuant to a Remedial Action Plan approved by the State of Florida Department of Environmental Protection (DEP) and any other appropriate agencies (the "Environmental Work"). The environmental work shall begin promptly upon State of Florida approval of the intended environmental work, which approval and remediation will be diligently pursued and accomplished. Satisfaction of the Environmental Guaranty shall be evidenced by delivery to Buyer of a Site Completion Rehabilitation Order
(SCRO) or its equivalent document from DEP approving completion of the Environmental Work.

Environmental conditions -Purchase of Building (continued)

In January 1996, the State of Florida approved a Remediation
Plan and work should begin in the 2nd Quarter of 1996.

No assessment can be made at this time if there will be any cost to the Company if the Seller does not complete the work required in the plan approved by the State of Florida.

Leases

The Company leases a portion of its capital equipment and certain of its administrative facilities under operating leases that expire at various dates through 1997. Rental expense was $47,400 in 1995 and $24,000 in 1994. Minimum rental commitments under all non-cancelable leases with an initial term in excess of one year are payable as follows: 1996 - $58,000; 1997 - $5,200; 1998 - $ 0; 1999 - $0; 2001 and beyond $-0-.
Commitments for construction or purchase of property, plant, and equipment approximated $200,000 at December 31, 1995.

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 15.  COMMITMENTS AND CONTINGENCIES (continued)

Third Party Liability

In 1988, An-Con was the principal shareholder of Xenetics, Inc.
At that time, Xenetics had outstanding payroll tax liabilities of approximately $15,000, a liability which may be considered an obligation of the Company.

Employment Agreements

On September 8, 1995 the Company either executed new employment agreements with key employees or revised old employment agreements with its executives. These six agreements are for terms from 2-5 years and call for salaries of $35,000 to $118,335. Bonus arrangements call for 10% of the profits over $200,000 for the Chairman to 1% of the profits over $300,000 for the international sales representative for profits of Aaron only.

Employee Benefit Plans

Subsequent to December 31, 1995, the Company established a stock option plan on February 15, 1996 (hereafter referred to as the EOP plan) under which officers, key employees and non-employee directors may be granted options to purchase shares of the Company's authorized but unissued Common Stock. Under the plan, the option purchase price is not less than fair market value at the date of grant. The Company accounts for stock options in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." In accordance with SFAS No. 123, Accounting for Stock-Based Compensation," the Company intends to continue to apply APB No. 25 for purposes of determining net income and to adopt the proforma disclosure requirements for fiscal 1996.

Employee Benefit Plan

          Options currently expire no later than five years from the grant date. When proceeds are received by the Company from exercises, they are credited to Common Stock and Capital in excess of par value. Additional information with respect to EOP
Plan Activity was as follows:

                         Shares   Outstanding   Options
                        available    Number    Aggregate
                       for options  of shares    Price
December 31, 1995   $      -0-    $    -0-  $     -0-

February 15, 1996      337,000     337,000    379,000
     Grants            337,000     337,000    379,000
                          Exercise     -0-        -0-        -0-
     Cancellations         -0-         -0-        -0-
The exercise price for options outstanding under the EOP Plan at February 15, 1995 was $1.125. These options will expire if not exercised on February 15, 2001.
AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 15. COMMITTMENTS AND CONTINGENCIES (continued)

Legal Proceeding

             Scura
A lawsuit was brought against the Company by a former consultant in the Supreme Court of the State of New York, Suffolk County, in December 1991 alleging breach of a financial consulting agreement and seeking damages of $3,000,000. In 1993, a settlement had been reached between the parties whereby the Company had agreed to, issue 100,000 (pre-split) shares to the plaintiff in full settlement of any and all claims. Such right being subject to the consent of the underwriter. Mr. Scura subsequently refused to execute the stipulation of settlement. Company counsel is of the opinion that Mr. Scura's claim has no merit and does not present a material contingent liability.

    Speiser
    On December 29, 1992, Robert Speiser, the then Chief Executive Officer of An-Con, obtained a confession of judgement in the Supreme Court, State of New York, counties of Suffolk and Westchester for amounts due on loans to the Company of $92,239 and $190,957 inclusive of interest at 12% to May 27, 1992 and 9% thereafter. These loans represent amounts claimed by Mr.
Speiser to have been expended on behalf of the Company and funds loaned to the Company. As reported to the Board of Directors, Mr. Speiser's actions were motivated solely to deter threatened action by the landlord to file a judgement at that time of $41,700 in rental arrears. Mr. Speiser has indicated that he does not intend to enforce this judgement. On March 29, 1993 and in subsequent letters of instruction to the Sheriff of Suffolk County, Mr. Speiser requested that the execution of the above-mentioned judgements be held in abeyance for a 60 day period, until August 30, 1993. On February 28, 1994, the executive order expired. As of December 13, 1995, the Company had repaid $235,100 of the principal amount upon which the aforesaid judgements were based.


MegaDyne

    On March 14, 1996 MegaDyne Medical Products, Inc. a Utah Corporation filed a complaint for injunctive relief and damages for patent infringement (35 USC.S. 271) in the U.S. District Court, District of Utah, Central Division. MegaDyne asserts that Aaron has used its process for creating an Electro-surgical knife coated with a non-stick material. MegaDyne states in its suit it is entitled to an accounting from Aaron and to recover the damages sustained by MegaDyne as a result of infringing products. Such damages include, but are not limited to, lost sales and profits due to sales of the infringing products and a reasonable royalty for use of the patented invention. MegaDyne is presently unable to ascertain the full extent of monetary damages it has suffered by reason of Aaron's aforesaid acts of infringement.
AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTES 15. COMMITMENTS AND CONTINGENCIES (continued)

     Megadyne

     As of March 31, 1996 the Company sold approximately $90,000 of the Aaron Products called Resistick. Aaron counsel has stated "that scientific testing has proven that the Aaron Medical electro-surgical blade is resistive in nature. Thus, there is no capacitive coupling of radio frequency energy as recited in independent claims 1 and 5 of U.S. 4,785,807.

     Accordingly, there appears to be no literal infringement of the patent in suit. However, without benefit of the prosecution history, an authoritative opinion as to infringement under the doctrine of equivalents is not possible.

      Initial investigation suggests that the Aaron Medical electro-surgical blade does not include a second coat of non-stick fluorinated hydrocarbon material as recited independent claims 1 and 5." As claimed by MegaDyne.


NOTE 16.  SUBSEQUENT EVENTS

OmniFix Formula

The Company entered into an agreement with certain parties ("developers") who had developed and were sole owners of a histological, mercury and formaldehyde-free fixative ("fixative"), on February 20, 1988. The Company received the sole and exclusive right to manufacture, market and distribute the fixative throughout the world.

The agreement shall remain in full force and effect for a period of five years and shall be renewed automatically for periods of three years, unless otherwise terminated on consent of the parties, or if less than 4,000 gallons of OmniFix are sold in any given year and the licensor is not otherwise compensated for the amount of royalty payable resulting from the deficiency. The Company sold 4,028 gallons in 1995.

New Company Products

The Company intends to substantially replace OmniFix II with OmniFix 2000, which, in addition to preserving thin tissue specimens, also provides preservation of thicker/larger tissues. The Company is presently initiating test marketing of this new product and plans to file a new patent application with the U.S. Patent office.






AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 16.  SUBSEQUENT EVENTS (continued)

Bank Line of  Credit

          On March 16, 1996, the Company entered into a three month agreement with a commercial bank for a line of credit of $100,000. Interest is to be paid at 2.5% over the banks prime rate.

Stock Option Plan

          On February 15, 1996, the Company established an employee stock option plan (EOP) by issuing 337,000 warrants to purchase the Company's shares or $1.125 per share expiring February 15, 2001.

NOTE 17. INDUSTRY SEGMENT REPORTING

           The Company operates predominantly in one industry segment. The Company designs, develops, manufactures and markets battery operated medical cauteries and related products at various levels of integration. The Company sells its products directly to distributors worldwide and also has private label arrangements with hospital and healthcare companies.

         The Company's principal markets are in the United States, Europe, and South America, with the U.S. and Europe being the largest based on revenues. The Company's major products include cauteries, Benda-A-lights, nerve locators, and reusable pen lights and electrodes. Cauteries disposable and replaceable account for 50% of the Company's sales.

          Geographic and segment information for the year ended
December 31, 1995 is presented in the following table.

                                       Operating
                                        Income  Identifiable

                             Sales    Loss(1)(3)  Assets(2)
             1995 - (in thousands)
       Geographic Area
       United States       $ 4,226    $    22   $  3,601
       Europe                1,245          6        -0-
       Latin America            50          1        -0-
       Other                   -0-        -0-        -0-

                           $ 5,521      $  29    $ 3,601

        Segment

        Medical Products   $ 4,325     $  189    $ 2,831
        Non medical products 1,196      (160)        770

                           $ 5,521      $  29    $ 3,601

AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 17.  INDUSTRY SEGMENT REPORTING (continued)

(1) Allocable operating income was determined by sales percentage by geographic area.
(2) The Company had no assets or liabilities outside the United States, in the two years ended December 31, 1995.
 All assets were identified as United States source.
(3) Allocable operating expenses were determined by a percentage of total sales by segment.

One significant customer accounted for 17% of revenues in 1995.

(4) Allocation of assets was done by sales percentage.

1994 - For 1994 the Company had sales of one product of $85,000, all in the United States. However, Aaron the Company's subsidiary which was acquired in January 1995 had domestic and international sales of $3.3 million and $800,000 respectively. Income for Aaron by segment was based on sales and is $264,000 and $54,000 for medical and non-medical respectively. Income for Aaron by geographic area was $258,000 and $60,000 for domestic and international sales respectively. All assets were located in the United States.

During 1995, a substantial portion of the Company's consolidated net sales and consolidated income from operations was derived from foreign operations. Foreign operations are subject to certain risks inherent in conducting business abroad, including price and exchange controls, limitations on foreign participation in local enterprises, possible nationalization or expropriation, potential default on the payment of government obligations with attendant impact on private enterprise, political instability and health care regulation and other restrictive governmental actions. Changes in the relative value of currencies take place from time to time and could adversely affected the Company's results of operations and financial condition. The future effects of these fluctuations on the operations of the Company's and its subsidiaries are not predictable.

















AN-CON GENETICS, INC.
CONSOLIDATED BALANCE SHEET
MARCH 31, 1996


                       ASSETS

Current assets:

Cash                                $     80,400
Trade accounts receivable                806,100
Inventories                              595,900
Prepaid expenses                          26,500
Deferred tax asset                       148,300

      Total current assets             1,657,200

Property and equipment, net            1,287,300

Other assets:

Goodwill, net                            265,400
Deferred charges                         115,000
Patent rights, net                       266,200
Unamortized debt issue costs, net          3,300
Deposits                                   7,700

                                         657,600

                                     $ 3,602,100

The accompanying notes are an integral part of the financial statements.

AN-CON GENETICS, INC.
CONSOLIDATED BALANCE SHEET
MARCH 31,1996
(CONTINUED)


        LIABILITIES AND STOCKHOLDERS' EQUITY

Current liabilities:

Accounts payable                    $    681,600
Accrued interest                         169,900
Notes payable - current portion          183,700
Due to Aaron shareholders              1,331,800
Obligations under capital leases -
 current portion                          31,400

      Total current liabilities        2,398,400

Long-term debt, net                      599,700
Obligations under capital leases,net       2,800


Stockholders' equity:

Common stock par value $.015; 15,000,000
 shares authorized, issued and outstanding
 4,405,340 shares on March 31, 1996       66,200
Additional paid in capital            11,656,500
Accumulated deficit                 (11,121,500)

Total stockholders' equity               601,200

                                   $   3,602,100

The accompanying notes are an integral part of the financial statements.

AN-CON GENETICS, INC.
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1996 AND 1995


                                  1996      1995

Sales                      $ 1,546,600   $  1,232,300

Costs and expenses:

Cost of sales                  872,300   733,300
Research and development        19,800     1,100
Professional services           32,900    48,300
Salaries and related costs     181,700   211,400
Selling, general and admin.    316,600   301,400

                             1,423,300 1,295,500

Gain(Loss) from operations     123,300(  63,200)


Other income (expense):

Interest, net               (  26,900)  (10,600)
Miscellaneous                       --     5,900

                            (  26,900)(   4,700)

Gain (Loss) before extraordinary
 item                          96,400 (  67,900)

Extraordinary item:

Gain from settlement of debt,
 net of taxes                       --    68,600

Income                          96,400       700

Provision for income tax    (  35,000)     (300)
Realized benefit of loss
 carryforward                       --       300
Net income (loss)           $   61,400$      700

Per share, Primary and fully diluted:

Gain(Loss) before extraordinary
item                             $ .01    $(.02)
Extraordinary item                  --       .02
Net income (loss)                $ .01     $ .00

Weighted average number of shares
outstanding                  6,804,707 4,110,340

The accompanying notes are an integral
part of the financial statements.
AN-CON GENETICS, INC. AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CASH FLOWS
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
FOR THE THREE MONTHS ENDED MARCH 31, 1996 AND 1995

                                       1996      1995
Cash Flows from operating activities
Net income (loss)                 $  61,400 $     700


Adjustments to reconcile net income
 (loss) to net cash provided by (used in)
 operating activities:
Depreciation and amortization        53,400    24,300
Common stock issued for professional fees--    11,000
Gain from forgiveness of debt                (76,800)
Employee stock option granted        16,900        --

Changes in current assets and liabilities:
Increase in receivables           (153,800) (108,500)
(Increase) decrease in inventories   10,300     3,700
(Increase) decrease in prepaid expenses        47,300  200
(Decrease) in accounts payable    (205,700) (107,600)
Increase in accrued interest         12,000     1,500
Decrease in deferred tax             35,000       --

Total adjustments                 (184,600)(252,200)

Net cash used in operating
 activities                       (123,200)(251,500)

Cash flows from investing activities
(Increase)in deferred cost         (20,000)( 10,000)
(Increase)in fixed assets          (48,300) ( 30,000)
(Increase)in patents               (10,900)        --

Net cash used in investing
 activities                        (79,200) ( 40,000)

Cash flows from financing activities
Decrease in obligations under
 capital lease                      (1,900)(   1,600)
Decrease in notes payable - officers     --(  83,500)
(Increase)decrease in long term debt  8,300(   7,300)
Common shares issued for cash       100,000        --
Decrease in subscriptions
 receivable                          10,600        --

Net cash provided by (used in)
financing activities                117,000(  92,400)
Net increase (decrease) in cash and
 cash equivalents                  (85,400) (383,900)
Cash and cash equivalents,
 beginning of period                165,800   550,700
Cash and cash equivalents,
 end of period                    $  80,400$  166,800

The accompanying notes are an integral part of the financial statements.
AN-CON GENETICS, INC. AND SUBSIDIARIES
CONSOLIDATED STATEMENT OF CASH FLOWS
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
FOR THE THREE MONTHS ENDED MARCH 31, 1996 AND 1995

Cash paid during the three months ended March 31:
                         1996          1995
Interest             $ 13,500        $1,200
Income Taxes              -0-           -0-

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING
ACTIVITIES:
FOR THE QUARTER ENDED MARCH 31, 1996

On February 15, 1996 the Company set up an employee stock option plan issuing 337,000 warrants to key employees valued at $.05 per share. The Company utilized a loss carryforward of $96,400 as an offset against its estimated taxable income of equal amount.

FOR THE QUARTER ENDED MARCH 31, 1995

   The Company issued 35,000 restricted post-split shares to convertible noteholders to redeem $70,000 in notes payable and $26,900 of related accrued interest. The shares were valued at $14,000, 50% of the market price of the Company s unrestricted shares at the time of issuance. The issuance cost of the redeemed bonds, in the amount of $6,100 was written off.

   The Company issued 27,500 post split shares for services valued at $11,000, 50% of the market price of the Company s unrestricted shares at the time of issuance.

   On January 11, 1995, An-Con acquired all of the outstanding capital stock of Aaron Medical Industries, Inc.(Aaron), in exchange for issuing 3,399,096 shares of the Company to an escrow agent. The total acquisition price of Aaron shares was valued at $1,331,800.

According to the agreement An-Con will register the shares that are placed in escrow. The former shareholders of Aaron have the right to accept the registered shares of An-Con or elect to receive the value of their shares in cash. Since (a) the vote was previously taken by Aaron s shareholders and shares were already delivered by them, and (b) An-Con shares were already issued prior to filing and effectiveness of a registration statement under the Securities Act of 1933, and (c) since the Company has already been acquired since January, 1995, the shareholders of Aaron are to be provided with an effective registration statement by An-Con and are being requested to choose either to accept delivery of the An-Con shares pursuant to the Acquisition Agreement, as amended, or, in the alternative, to receive cash for their shares of Aaron. The amount of $1,331,800, value of the consideration due to the former Aaron shareholders, is recorded as a current liability of An-Con, as of March 31, 1995.



AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996

FOR THE QUARTER ENDED MARCH 31, 1995 (CONTINUED)

             The acquisition of Aaron was accounted for using the purchase method. Accordingly, $2,012,800 was allocated to assets acquired based on their estimated fair values.

This treatment resulted in $335,800 of cost in excess of net assets acquired. Such excess (which has increased for additional acquisition costs) is being amortized on a straight line basis over 5 years. In connection with the acquisition the Company assumed $681,600 net liabilities of Aaron.

    The company utilized a loss carryforward of $700 as an offset against its estimated taxable income of equal amount.









































AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996


NOTE 1. INTERIM CONSOLIDATED FINANCIAL STATEMENTS

        In the opinion of management, the interim financial statements reflect all adjustments, consisting of only normal recurring items, which are necessary for a fair presentation of the results for the interim periods presented. The results for interim periods are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the significant accounting policies and the other notes to the financial statements included in the Corporation's 1995 Annual Report to the SEC on Form 10-KSB.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

(A) Cash and Cash Equivalents
        For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

(B) Accounts Receivable
        Accounts receivable are presented net of the allowance for doubtful accounts.

(C) Inventories
        Inventories are stated at the lower of cost, determined by the FIFO method or market.

(D) Property, Plant and Equipment
        Property and other equipment are recorded at cost.
        Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:
        leasehold improvements-term of lease: furniture, fixtures and equipment 5 years.

(E) Bond Issue Costs
        Costs related to a bond issue are classified as deferred charges and amortized using the straight line method, over the life of the bonds.

(F) Investments
        The equity method is used to account for investments in corporate joint ventures and other investments in common stock if the company has the ability to exercise significant influence over operating and financial policies of the investee enterprise. That ability is presumed to exist for investments of 20% or more and is presumed not to exist for investments of less than 20%; both presumptions may be overcome by predominant evidence to the contrary. AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

(F) Investments (Continued)
        The Company initially records an investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the Company's share of income of the investee and is reduced to reflect the company's share of losses of the investee or dividends received from the investee. The Company's share of the income or losses of the investee is included in the Company's net income as the investee reports them. Adjustments similar to those made in preparing consolidated financial statements, such as elimination of intercompany gains and losses and amortization of the difference between cost and underlying equity in net assets, also are applicable to the equity method. Under the equity method, an investment in common stock is shown in the balance sheet of the Company as a single amount. Likewise, an investor's share of earnings or losses from its investment is ordinarily shown in its income statement as a single amount.

        The cost method is used when ownership of securities in an affiliated company represents less than 20% of the total outstanding shares of that Company. Under this method the Company records an investment in the stock of an investee at cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the Company. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the company only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as a reduction of cost of the investment.

        A loss in value of an investment that is other than a temporary decline shall be recognized the same as a loss in value of other long-term assets. Evidence of a loss in value might include, but would not necessarily be limited to, absence of the ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. A current fair market value of an investment that is less than its carrying amount may indicate a loss in the value of the investment.










AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(G) Research and Development Costs
        Research and development costs are charged to expense when incurred. Disclosure in the financial statements is made for the total research and development costs charged to expense in each period for which an income statement is presented.

        Only the research and development costs that are purchased from another enterprise and have alternative future use are capitalized and are amortized over five years.

(H) Research and Development Arrangements
        The Company accounts for its obligations under an arrangement for the funding of research and development by others by determining whether the Company is contractually obligated to pay for research not yet performed. If so determined, to the extent that the Company is obligated to pay, the Company records a liability and charges research and development costs to expense.

(I) Patents, Franchises, Licenses and Operating Rights
        The cost of franchises, license options to acquire technology and operating rights acquired are amortized using the straight-line method over their useful lives, 5 years.

(J) Stock Issue Costs
        Stock issue costs are treated as a reduction of the amount received from the sale of the related capital stock.

(K)  Net Earning (Loss) Per Share
        Net earnings (loss) per share are computed based upon the weighted average number of outstanding common shares during the period considered.

(L)  Income Recognition
        Income is recognized on the accrual basis, i.e., revenues are recognized and reported in the income statement when the amount and timing of revenues are reasonably determinable and the earning process is complete or virtually complete.













AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

(M)  Accounting for Income Taxes
        In 1992, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109, "Accounting for Income taxes." This statement requires that deferred taxes be established for all temporary differences between the book and tax bases of assets and liabilities, including those which have not been previously recognized. In addition, deferred tax balances must be adjusted to reflect tax rates that will be in effect in the years in which the temporary differences are expected to reverse.

 (N) Nonmonetary Transactions
        The accounting for non-monetary assets is based on the fair values of the assets involved. Cost of a non-monetary asset acquired in exchange for another non-monetary asset is recorded at the fair value of the asset surrendered to obtain it. The difference in the costs of the assets exchanged is recognized as a gain or loss. The fair value of the asset received is used to measure the cost if it is more clearly evident than the fair value of asset surrendered.

(O)  Stock-Based Compensation
             The Company has adopted Accounting Principles Board Opinion 25 for its accounting for stock based compensation. Under this policy:

Compensation costs are recognized as an expense over the period of employment attributable to the employee stock options.

Stocks issued in accordance with a plan for past or future services of an employee is allocated between the expired costs and future costs. Future costs are charged to the periods in which the services are performed.

(P)  Principles of Consolidation

 The consolidated financial statements include the accounts of An-Con Genetics, Inc. and its wholly-owned subsidiary
 Aaron Medical Industries, Inc., after elimination of material intercompany accounts and transactions.












AN-CON GENETICS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1996

NOTE 3.  DESCRIPTION OF BUSINESS

An-Con Genetics, Inc. ("the Company") was incorporated in
1982, under the laws of the State of Delaware and has its principal executive office at 1 Huntington Quadrangle, Melville, New York 11747.

NOTE 4. STOCK-BASED COMPENSATION

              In the first quarter of 1996, the Company issued warrants to purchase 337,000 restricted shares of the Company stocks to various employees, in exchange for their services.
Under the terms of the stock warrant plan, warrants are granted a price of $1.125 per share. The warrants may be exercised at any time during the period commencing
February 16, 1996 and ending February 15, 2001.

The Company applies APB opinion 25, Accounting for Stock
Issued to Employees, and related Interpretations in accounting for its plans. Accordingly, based on a stock price of $1.175 per share when warrants were issued, a compensation cost of $.05 per warrant was recognized. Had the compensation cost for the Company's warrants been determined based on the fair value at the grant date of the awards under the warrants plan consistent with the method of FASB Statement 123 Accounting for Stock Based
Compensation, the cost per warrant would have been $.11 and Company's net income and earnings per share would have been reduced to the pro forma amounts indicated below:

   Net Income          As reported$61,400
                       Pro forma   41,200
   Primary and fully   As reported   .009
    diluted earnings   Pro forma     .006
    per share


NOTE 5. EARNINGS PER SHARE

Primary earnings per share is equal net income divided by the weighted average number of shares outstanding including dilutive convertible securities. In the first quarter of 1996, the dilutive securities included the outstanding shares of Xenetics Biomedical, Inc. and Automated
Diagnostics Inc., the two inactive subsidiaries of the Company. The shares of these companies were convertible to 153,333 share of An-Con common stock. Also, the 70% of former shareholders of Aaron of Aaron Medical Industries, Inc. had indicated their decision to accept 2,379,367 shares of An-Con. The Company's fully diluted and primary earnings per share are the same and are computed assuming the conversion of these securities.
PART II

Item 24.   Indemnification of Directors and Officers.

    Reference is made to Section 145 of the Delaware General Corporation law which provides for indemnification of directors and officers of a corporation and other specified persons subject to the specific requirements therein contained. In general, these sections provide the persons who are officers or directors of the corporation may be indemnified by the corporation for acts performed in their capacities as such. There are no provisions in the An-Con's Certificate of Incorporation, Amendments thereto or its By-Laws relating to indemnification as of the date of this Proxy Statement/Prospectus.

    Further reference is made to sections 102 and 145 of the Delaware General Corporation Law which provide for elimination of directors liability in certain instances, and indemnification of directors and officers of a corporation and other specified persons subject to the specific requirements therein contained. In general, section 102 allows an authorizing provision in the Certificate of Incorporation which would, subject to certain limitations, eliminate or limit a director's liability for monetary damages for breaches of his or her fiduciary duty. However, such an enabling provision could not limit or eliminate a director's liability for: (a) breaches of the duty of loyalty to the Corporation or its stockholders; (b) for acts or omissions not in good faith or involving intentional misconduct or knowing violations of law; (c) for the payment of unlawful dividends or unlawful stock repurchases or redemptions; or (d) for transactions in which the director received an improper personal benefit. There is currently such an enabling provision in the Company's Certificate of Incorporation.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, An-Con, will, unless in the opinion of its counsel that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.






Item 25.  Other Expenses of Issuance and Distribution.

Registration Fees. . . . . . . . . . . . . . $1,785.15
Federal Taxes. . . . . . . . . . . . . . . . .   --   *
State Taxes and Fees . . . . . . . . . . . . .1,300.00*
Transfer Agent's Fees. . . . . . . . . . . . .1,000.00*
Printing Costs . . . . . . . . . . . . . . . 10,000.00*
Accounting fees                              20,000.00*
Legal. . . . . . . . . . . . . . . . . . . . 60,000.00*

                                 Total . . . 94,085.15*
*Estimated













































                                 II-1

Item 26.   Recent Sales of Unregistered Securities

    On September 17, 1993 the Company sold 500 shares of Common
Stock valued at $750 to an investor at $1.50 per share.

    On April 5, 1994, the Company issued a total of 438,000 shares to 14 investors (some of which are accredited investors). Such investors (a) converted indebtedness of the Company to them of a total of $358,900 into 236,066 shares of Common Stock (or an average of $1.52 per share); and (b) exercised warrants (issued to them in connection with the loans originally made to the Company in 1992 and 1993) and purchased 202,001 shares at an average exercise price of $1.50 per share or a total consideration for the exercise of $291,000.

    In May, 1994, the Company authorized the issuance of a total of 591,061 shares of Common Stock (valued at $177,300) to 21 persons, some of whom are accredited investors, as compensation for past services rendered.

    In May, 1994, the Company issued to Andrew Makrides, President and Robert Speiser, Chairman of the Board, 421,667 shares and 783,333 shares respectively in lieu of back salaries. The shares issued were valued at a total of $361,500 or $.30 per share.

    In January, 1995, pursuant to Acquisition Agreement dated January 11, 1995, as subsequently amended, the Company issued and placed in escrow a total of 3,399,096 shares of Common Stock in exchange for all of the outstanding shares of Aaron Medical Industries, Inc.

    In March, 1995, the Company issued a total of 35,000 shares valued at $.40 per share in exchange for 70 bonds held by sixteen bondholders.

    In April, 1995, the Company issued an additional 27,500 shares valued at $.40 per share to three consultants as compensation for services rendered.

    In June, 1995, the Company issued the total of 60,000 shares valued at $1.30 per share (or a total of $78,000) as part of the purchase price paid for real estate upon which the Company maintains its principal offices in St. Petersburg, Florida.

    During December and January of 1995-1996, the Company sold a total of 200,000 shares for $200,000, and warrants to purchase 200,000 shares at $3.00 per share, to a total of nine persons, some of whom were accredited investors. The warrants expire in November, 1998.

    In April 18, 1996, in exchange for construction services the Company issued 55,350 shares of Common Stock to a privately held corporation valued at $.69 per share.

    Except as to the issuance in escrow of 3,399,096 shares in January, 1995 (which shares are the subject of this registration statement), the Company relies upon the exemption to the registration provisions of the Securities Act of 1933 as set forth in Section 4(2) thereof with respect to each of the foregoing issuances.


II-2
Item 27.  Exhibits.

Exhibit No.      Description                   Location

  5         Opinion of Alfred V. Greco, P.C.
       regarding legality of securities
       being registered. . . . . . . . . . . . . . . .*

23(a)       Consent of Bloom and Company as to
          An-Con Financial Statements. . Filed Herewith

  (c)       Consent of Alfred V. Greco, P.C. . . . . .*

__________________________________
   *To be filed by Amendment


Item 28.  Undertakings.

  The Company will supplement the prospectus after the end of the rescission offer period, to include the results of the rescission offer and the transactions by the Company during the offering period. The Company will file a post-effective amendment to this registration statement if the amount of shares that the Company will purchase from rescission offerees requires a further sale of securities to secure funding by the Company. Such post-effective amendment will also specify any change in the terms of offering of shares by the Company from the terms set forth on the cover page of this prospectus.



































                                     II-3

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Form SB-2 Amendment No. 1 to Registration Statement on Form S-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Melville, State of New York on
                      , 1996.



                           AN-CON GENETICS, INC.



                           ________________________________
                           J. Robert Saron
                           Chief Executive                    Officer,
                           Chairman of the Board of           Directors



       Pursuant to the requirements of the Securities
Act of 1933, this Form SB-2 Amendment No. 1 to Registration
Statement on Form S-4 has been signed by the following persons in the capacities and on the dates indicated.


                                                       , 1996
 J. Robert Saron
  Chairman of the Board
  of Directors and CEO


                                                       , 1996
  Andrew Makrides, President,
   Director


                                                        , 1996
  Delton N. Cunningham
   Secretary-Treasurer,
   Chief Financial Officer


                                                        , 1996
  George W. Kromer, Jr.
   Director


                                                        , 1996
  Joseph F. Valenti
   Director


c: ANCN-F.SB2


























                        EXHIBITS

BLOOM AND COMPANY
50 CLINTON STREET
HEMPSTEAD, NY 11550
Tel.(516) 486-5900
Fax (516) 486-5476




                                         June 6, 1996





Consent of Auditors



We consent to the use in this registration statement on Form SB-2 Amendment #1 to Form S-4 of our report dated April 15, 1996 relating to the consolidated financial statements of An-Con Genetics, Inc. for the period indicated in that report and to the reference of our firm under the caption "Experts" in the accompanying prospectus.







                                         Bloom and Company






















EXHIBIT 23(a)